UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Brazil – 4.8%
1,516,130	Ambev SA (Consumer Staples)	$ 8,016,165
344,712	B3 SA - Brasil Bolsa Balcao (Financials)	2,015,113
431,016	Banco Bradesco SA (Financials)	3,018,461
370,444	Banco do Brasil SA (Financials)	3,021,008
589,017	BB Seguridade Participacoes SA (Financials)	4,121,798
439,959	Centrais Eletricas Brasileiras SA (Utilities)*	1,728,387
192,103	Cosan SA Industria e Comercio (Energy)	2,001,476
497,193	EDP - Energias do Brasil SA (Utilities)	1,764,985
289,197	Embraer SA (Industrials)	1,746,497
218,548	Engie Brasil Energia SA (Utilities)	2,170,779
142,112	Equatorial Energia SA (Utilities)	2,319,783
132,979	Fibria Celulose SA (Materials)	2,527,424
357,353	Hypera SA (Health Care)	2,706,020
207,550	IRB Brasil Resseguros SA (Financials)	2,687,413
790,194	JBS SA (Consumer Staples)	1,894,827
315,734	Klabin SA (Materials)	1,779,583
340,371	Localiza Rent a Car SA (Industrials)	2,260,274
703,236	Lojas Renner SA (Consumer Discretionary)	5,602,774
190,296	M Dias Branco SA (Consumer Staples)	2,146,167
59,380	Magazine Luiza SA (Consumer Discretionary)	1,728,758
111,175	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,751,490
270,333	Natura Cosmeticos SA (Consumer Staples)	2,447,773
900,175	Odontoprev SA (Health Care)	3,374,403
842,789	Petroleo Brasileiro SA (Energy)	5,021,814
264,794	Porto Seguro SA (Financials)	3,022,621
252,311	Raia Drogasil SA (Consumer Staples)	4,218,903
379,301	Sul America SA (Financials)	1,994,257
160,039	Ultrapar Participacoes SA (Energy)	2,148,723
620,292	Vale SA (Materials)	8,433,127

		87,670,803

Chile – 1.3%
25,924	Banco de Chile ADR (Financials)(a)	2,429,079
42,046,246	Banco Santander Chile (Financials)	3,371,474
786,741	Cencosud SA (Consumer Staples)	2,084,226
258,764	Cia Cervecerias Unidas SA (Consumer Staples)	3,291,282
194,026	Empresas COPEC SA (Energy)	2,958,838
13,246,345	Enel Americas SA (Utilities)	2,559,242
179,489	Latam Airlines Group SA ADR (Industrials)(a)	2,153,868
257,187	SACI Falabella (Consumer Discretionary)	2,404,793
58,615	Sociedad Quimica y Minera de Chile SA ADR (Materials)(a)	3,055,600

		24,308,402

China – 30.4%
30,534	58.com, Inc. ADR (Information Technology)*	2,479,972
264,814	AAC Technologies Holdings, Inc. (Information Technology)	3,986,988
1,237,779	Agile Group Holdings Ltd. (Real Estate)	2,360,635
14,893,294	Agricultural Bank of China Ltd., Class H (Financials)	7,708,518

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
332,941	Alibaba Group Holding Ltd. ADR (Information Technology)*	$ 65,925,647
302,932	Anhui Conch Cement Co. Ltd., Class H (Materials)	1,857,566
788,307	ANTA Sports Products Ltd. (Consumer Discretionary)	4,542,427
39,596	Autohome, Inc. ADR (Information Technology)	4,463,261
81,596	Baidu, Inc. ADR (Information Technology)*	19,791,926
25,107,421	Bank of China Ltd., Class H (Financials)	13,123,210
1,919,200	Bank of Communications Co. Ltd., Class A (Financials)	1,803,712
5,332,667	Bank of Communications Co. Ltd., Class H (Financials)	4,221,727
499,155	Beijing Enterprises Holdings Ltd. (Utilities)	2,758,536
6,439,097	CGN Power Co. Ltd., Class H (Utilities)(b)	1,830,560
8,319,292	China Cinda Asset Management Co. Ltd., Class H (Financials)	3,012,027
4,597,431	China CITIC Bank Corp Ltd., Class H (Financials)	3,123,896
1,949,019	China Communications Construction Co. Ltd., Class H (Industrials)	2,092,099
4,438,020	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	2,857,161
1,159,615	China Conch Venture Holdings Ltd. (Industrials)	4,021,026
26,489,661	China Construction Bank Corp., Class H (Financials)	26,745,806
6,369,777	China Everbright Bank Co. Ltd., Class H (Financials)	3,175,083
1,351,077	China Everbright International Ltd. (Industrials)	2,018,654
5,705,442	China Huarong Asset Management Co. Ltd., Class H (Financials)(b)	1,920,204
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)*(c)(d)	0
695,998	China Life Insurance Co. Ltd., Class H (Financials)	1,943,150
2,901,857	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	2,678,358
1,479,678	China Medical System Holdings Ltd. (Health Care)	3,565,194
1,597,988	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	5,805,939
1,591,102	China Merchants Bank Co. Ltd., Class H (Financials)	6,551,710
4,139,109	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,946,959
1,834,633	China Mobile Ltd. (Telecommunication Services)	16,371,986

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
477,914	China Pacific Insurance Group Co. Ltd., Class H (Financials)	$ 2,065,397
9,843,816	China Petroleum & Chemical Corp., Class H (Energy)	9,625,271
6,439,027	China Power International Development Ltd. (Utilities)	1,789,497
1,579,647	China Railway Construction Corp. Ltd., Class H (Industrials)	1,790,259
3,759,315	China Railway Group Ltd., Class H (Industrials)	3,033,657
2,009,195	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	1,570,134
8,066,913	China Reinsurance Group Corp., Class H (Financials)	1,809,982
887,316	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	4,309,803
1,455,018	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	2,233,310
899,685	China Resources Power Holdings Co. Ltd. (Utilities)	1,842,002
12,122,898	China Telecom Corp. Ltd., Class H (Telecommunication Services)	5,656,420
1,823,921	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,478,662
704,000	China Yangtze Power Co. Ltd., Class A (Utilities)	1,880,499
14,216,539	Chong Sing Holdings FinTech Gr (Financials)*	1,884,870
3,813,819	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,547,683
2,089,112	CITIC Ltd. (Industrials)	3,105,377
4,311,933	CNOOC Ltd. (Energy)	7,256,046
3,270,862	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Industrials)	1,851,396
2,423,765	Country Garden Holdings Co. Ltd. (Real Estate)	4,752,268
2,357,011	CSPC Pharmaceutical Group Ltd. (Health Care)	7,376,786
41,328	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,863,480
2,677,136	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	2,064,809
2,634,470	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	3,005,871
246,580	ENN Energy Holdings Ltd. (Utilities)	2,538,367
45,630	GDS Holdings Ltd. ADR (Information Technology)*	1,725,270
1,511,808	Geely Automobile Holdings Ltd. (Consumer Discretionary)	4,288,257
512,823	Genscript Biotech Corp. (Health Care)	1,915,531
1,479,065	GF Securities Co. Ltd., Class H (Financials)*	2,496,487
1,423,260	Guangdong Investment Ltd. (Utilities)	2,398,666
755,737	Guotai Junan Securities Co. Ltd., Class H (Financials)*(b)	1,757,315
1,742,736	Haitong Securities Co. Ltd., Class H (Financials)	2,181,711
324,862	Hengan International Group Co. Ltd. (Consumer Staples)	3,093,668
3,224,991	Huaneng Power International, Inc., Class H (Utilities)	2,491,468

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
23,065,109	Industrial & Commercial Bank of China Ltd., Class H (Financials)	$ 19,112,741
730,500	Industrial Bank Co. Ltd., Class A (Financials)	1,816,713
166,325	JD.com, Inc. ADR (Consumer Discretionary)*	5,851,314
161,276	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	1,916,796
957,264	Jiayuan International Group Ltd. (Real Estate)*	1,835,413
628,775	Kingsoft Corp. Ltd. (Information Technology)	1,983,922
5,222,134	Lenovo Group Ltd. (Information Technology)	2,769,462
1,299,493	Longfor Properties Co. Ltd. (Real Estate)	3,893,103
83,832	Momo, Inc. ADR (Information Technology)*	3,849,565
24,087	NetEase, Inc. ADR (Information Technology)	5,499,544
46,841	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)	4,659,274
6,070,187	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	2,870,979
7,467,147	PetroChina Co. Ltd., Class H (Energy)	6,178,080
1,992,135	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,509,788
1,765,636	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	17,309,384
5,140,127	Shanghai Electric Group Co. Ltd., Class H (Industrials)*(a)	1,965,845
689,277	Shanghai Industrial Holdings Ltd. (Industrials)	1,832,120
1,083,200	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)*	1,784,068
341,016	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	3,990,906
638,177	Shimao Property Holdings Ltd. (Real Estate)	1,887,484
34,407	SINA Corp./China (Information Technology)*	3,124,844
1,045,533	Sunac China Holdings Ltd. (Real Estate)*	3,978,654
276,290	Sunny Optical Technology Group Co. Ltd. (Information Technology)*	5,621,499
114,339	TAL Education Group ADR (Consumer Discretionary)*	4,854,834
1,668,858	Tencent Holdings Ltd. (Information Technology)	84,930,568
1,794,443	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	4,017,060
304,604	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	3,557,775
4,084,164	Want Want China Holdings Ltd. (Consumer Staples)	4,050,763
39,990	Weibo Corp. ADR (Information Technology)*(a)	4,075,381

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
179,265	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	$ 2,009,951
189,771	Yum China Holdings, Inc. (Consumer Discretionary)	7,458,000
28,811	YY, Inc. ADR (Information Technology)*	3,357,346

		552,917,332

Colombia – 0.5%
4,146,555	Ecopetrol SA (Energy)	4,436,576
158,073	Grupo de Inversiones Suramericana SA (Financials)	2,031,738
609,399	Interconexion Electrica SA ESP (Utilities)	2,987,907

		9,456,221

Czech Republic – 0.2%
131,391	CEZ AS (Utilities)	3,282,206

Egypt – 0.4%
1,107,383	Commercial International Bank Egypt SAE GDR (Financials)	5,182,552
226,490	Eastern Tobacco (Consumer Staples)	2,236,676
2,356,430	Global Telecom Holding SAE (Telecommunication Services)*	641,286

		8,060,514

Greece – 0.2%
296,288	Hellenic Telecommunications Organization SA (Telecommunication Services)	3,545,033

Hong Kong – 1.4%
1,914,527	China First Capital Group Ltd. (Consumer Discretionary)*	1,918,395
616,597	China Gas Holdings Ltd. (Utilities)(a)	2,558,624
1,677,374	Haier Electronics Group Co. Ltd. (Consumer Discretionary)*	6,030,220
2,611,918	Sino Biopharmaceutical Ltd. (Health Care)	6,606,255
1,631,706	SSY Group Ltd. (Health Care)	1,745,251
5,635,672	Sun Art Retail Group Ltd. (Consumer Staples)	6,638,528

		25,497,273

Hungary – 0.3%
312,201	MOL Hungarian Oil & Gas PLC (Energy)	2,938,850
72,762	OTP Bank PLC (Financials)	2,603,700

		5,542,550

India – 8.7%
863,884	Ashok Leyland Ltd. (Industrials)	1,895,277
114,738	Asian Paints Ltd. (Materials)	2,218,248
272,870	Aurobindo Pharma Ltd. (Health Care)	2,249,436
114,393	Avenue Supermarts Ltd. (Consumer Staples)*(b)	2,665,031
64,590	Bajaj Auto Ltd. (Consumer Discretionary)	2,632,414
91,296	Bajaj Finance Ltd. (Financials)	2,854,450
47,787	Britannia Industries Ltd. (Consumer Staples)	4,194,981

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
278,442	Cipla Ltd. (Health Care)	$ 2,165,397
560,472	Dabur India Ltd. (Consumer Staples)	3,183,476
85,606	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,456,705
5,853	Eicher Motors Ltd. (Industrials)	2,669,717
529,171	GAIL India Ltd. (Utilities)	2,751,618
147,471	Grasim Industries Ltd. (Materials)	2,272,298
554,258	HCL Technologies Ltd. (Information Technology)	7,477,031
78,549	Hero MotoCorp Ltd. (Consumer Discretionary)	4,126,231
823,852	Hindalco Industries Ltd. (Materials)	2,859,203
443,718	Hindustan Unilever Ltd. (Consumer Staples)	10,595,775
383,113	Housing Development Finance Corp. Ltd. (Financials)	10,406,344
2,193,872	Idea Cellular Ltd. (Telecommunication Services)*	1,999,379
188,628	Indiabulls Housing Finance Ltd. (Financials)	3,473,612
667,606	Infosys Ltd. (Information Technology)	12,186,227
107,160	InterGlobe Aviation Ltd. (Industrials)(b)	1,936,129
909,723	ITC Ltd. (Consumer Staples)	3,662,079
437,096	JSW Steel Ltd. (Materials)	2,149,775
107,941	Larsen & Toubro Ltd. (Industrials)	2,192,010
221,631	Lupin Ltd. (Health Care)	2,530,040
255,867	Mahindra & Mahindra Ltd. (Consumer Discretionary)	3,499,462
626,840	Marico Ltd. (Consumer Staples)	2,989,641
40,325	Maruti Suzuki India Ltd. (Consumer Discretionary)	5,101,509
516,958	Motherson Sumi Systems Ltd. (Consumer Discretionary)	2,375,942
36,176	Nestle India Ltd. (Consumer Staples)	5,175,313
1,110,279	NTPC Ltd. (Utilities)	2,756,674
589,518	Power Grid Corp. of India Ltd. (Utilities)	1,829,727
537,298	Reliance Industries Ltd. (Energy)	7,335,821
17,700	Rural Electrification Corp. Ltd. (Financials)	30,990
369,430	Tata Consultancy Services Ltd. (Information Technology)	9,531,302
8,245	Tata Motors Ltd. (Consumer Discretionary)*	34,516
14,290	Tata Motors Ltd., Class A (Consumer Discretionary)*	35,734
2,052,498	Tata Power Co. Ltd. (The) (Utilities)	2,472,761
305,695	Tech Mahindra Ltd. (Information Technology)	3,226,938
135,494	Titan Co. Ltd. (Consumer Discretionary)	1,807,256
34,122	UltraTech Cement Ltd. (Materials)	1,893,579
622,164	Vedanta Ltd. (Materials)	2,289,235
1,099,801	Wipro Ltd. (Information Technology)	4,268,335
508,780	Yes Bank Ltd. (Financials)*	2,610,153

		159,067,771

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – 2.0%
17,365,420	Adaro Energy Tbk PT (Energy)	$ 2,355,798
4,651,619	Astra International Tbk PT (Consumer Discretionary)	2,309,908
3,352,215	Bank Central Asia Tbk PT (Financials)	5,476,450
6,105,827	Bank Mandiri Persero Tbk PT (Financials)	3,097,955
5,217,217	Bank Negara Indonesia Persero Tbk PT (Financials)	3,182,146
11,648,489	Bank Rakyat Indonesia Persero Tbk PT (Financials)	2,582,033
1,665,143	Indah Kiat Pulp & Paper Corp. Tbk PT (Materials)	2,240,962
3,170,413	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,985,073
3,721,905	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,895,105
2,966,990	Matahari Department Store Tbk PT (Consumer Discretionary)	1,953,793
15,837,930	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	4,012,200
1,347,452	Unilever Indonesia Tbk PT (Consumer Staples)	4,422,009

		35,513,432

Malaysia – 1.9%
263,502	British American Tobacco Malaysia Bhd (Consumer Staples)	2,141,119
1,515,900	CIMB Group Holdings Bhd (Financials)	2,247,189
2,765,300	Dialog Group Bhd (Energy)	2,258,097
3,770,519	DiGi.Com Bhd (Telecommunication Services)	4,187,360
5,142,500	Felda Global Ventures Holdings Bhd (Consumer Staples)	2,028,574
1,592,663	Genting Bhd (Consumer Discretionary)	3,517,464
891,834	HAP Seng Consolidated Bhd (Industrials)	2,195,973
1,301,700	Hartalega Holdings Bhd (Health Care)	1,995,068
1,035,538	Malayan Banking Bhd (Financials)	2,513,391
153,900	Nestle Malaysia Bhd (Consumer Staples)	5,722,915
524,788	Public Bank Bhd (Financials)	3,146,091
943,600	Tenaga Nasional Bhd (Utilities)	3,414,030

		35,367,271

Mexico – 2.1%
1,813,780	Alfa SAB de CV, Class A (Industrials)	1,856,160
799,802	Alsea SAB de CV (Consumer Discretionary)	2,614,132
9,840,297	America Movil SAB de CV, Series L (Telecommunication Services)	7,621,505
442,746	Arca Continental SAB de CV (Consumer Staples)	2,647,750
4,119,924	Cemex SAB de CV, Series CPO (Materials)*	2,441,601
388,816	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	2,270,639
563,602	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,682,039

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
305,284	Gruma SAB de CV, Class B (Consumer Staples)	$ 3,190,529
1,916,192	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,644,254
545,167	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,893,043
1,912,697	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,784,514

		38,646,166

Peru – 0.3%
23,118	Credicorp Ltd. (Financials)	5,118,788

Philippines – 0.3%
64,919	Globe Telecom, Inc. (Telecommunication Services)	1,996,919
476,368	Jollibee Foods Corp. (Consumer Discretionary)	2,484,507

		4,481,426

Poland – 1.2%
122,476	Bank Handlowy w Warszawie SA (Financials)	2,638,377
68,212	Bank Pekao SA (Financials)	2,061,248
31,684	CCC SA (Consumer Discretionary)	2,336,210
62,292	CD Projekt SA (Information Technology)*	2,478,379
138,477	Grupa Lotos SA (Energy)	2,042,861
1,576	LPP SA (Consumer Discretionary)(a)	4,012,682
113,764	Polski Koncern Naftowy ORLEN SA (Energy)	2,506,052
235,877	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	2,393,357
208,544	Powszechny Zaklad Ubezpieczen SA (Financials)	2,046,688

		22,515,854

Qatar – 0.4%
206,925	Masraf Al Rayan QSC (Financials)	1,902,164
112,327	Ooredoo QPSC (Telecommunication Services)	2,070,075
81,099	Qatar National Bank QPSC (Financials)	3,533,074

		7,505,313

Russia – 3.4%
1,571,767	Alrosa PJSC (Materials)	2,226,738
993,564	Gazprom PJSC ADR (Energy)	4,512,768
51,740,029	Inter RAO UES PJSC (Utilities)	3,386,937
188,107	LUKOIL PJSC (Energy)	12,702,938
15,168	MMC Norilsk Nickel PJSC (Materials)	2,703,969
400,274	Mobile TeleSystems PJSC ADR (Telecommunication Services)	3,834,625
18,771	Novatek PJSC GDR (Energy)	2,704,901
323,616	Rosneft Oil Co. PJSC (Energy)	2,000,549
794,430	Sberbank of Russia PJSC ADR (Financials)	11,423,904
221,184	Severstal PJSC GDR (Materials)	3,516,826

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
494,540	Surgutneftegas OJSC ADR (Energy)	$ 2,200,703
470,513	Surgutneftegas OJSC ADR (Energy)	2,352,565
101,920	Tatneft PJSC ADR (Energy)	6,522,880
1,132,758	VTB Bank PJSC GDR (Financials)*	1,797,687

		61,887,990

Singapore – 0.1%
294,543	BOC Aviation Ltd. (Industrials)(b)	1,828,655

South Africa – 5.8%
252,631	AngloGold Ashanti Ltd. (Materials)	2,153,896
190,325	Barclays Africa Group Ltd. (Financials)	2,429,668
188,429	Bidvest Group Ltd. (The) (Industrials)	3,005,342
375,301	Coronation Fund Managers Ltd. (Financials)(a)	1,852,354
273,323	Exxaro Resources Ltd. (Energy)	2,705,175
980,328	FirstRand Ltd. (Financials)	4,644,270
1,892,299	Fortress REIT Ltd., Class A (Real Estate)	2,498,163
1,295,131	Growthpoint Properties Ltd. REIT (Real Estate)	2,781,490
217,168	Hyprop Investments Ltd. REIT (Real Estate)	1,774,725
155,186	Imperial Holdings Ltd. (Consumer Discretionary)	2,501,111
441,881	Investec Ltd. (Financials)	3,214,410
103,243	Kumba Iron Ore Ltd. (Materials)	2,365,418
231,623	Liberty Holdings Ltd. (Financials)	2,221,496
99,603	Mondi Ltd. (Materials)	2,758,213
227,859	Mr Price Group Ltd. (Consumer Discretionary)(a)	4,515,800
234,211	MTN Group Ltd. (Telecommunication Services)	2,117,423
95,232	Naspers Ltd., Class N (Consumer Discretionary)	22,753,417
1,244,299	Netcare Ltd. (Health Care)	2,909,095
822,670	Pick n Pay Stores Ltd. (Consumer Staples)	4,884,705
793,282	Rand Merchant Investment Holdings Ltd. (Financials)	2,405,213
2,977,409	Redefine Properties Ltd. REIT (Real Estate)(a)	2,578,932
161,700	Remgro Ltd. (Financials)	2,604,564
368,387	Sappi Ltd. (Materials)	2,420,912
115,585	Sasol Ltd. (Materials)	4,175,297
209,724	Shoprite Holdings Ltd. (Consumer Staples)	3,876,044
323,935	Standard Bank Group Ltd. (Financials)	5,304,707
622,693	Telkom SA SOC Ltd. (Telecommunication Services)	2,548,788
256,320	Vodacom Group Ltd. (Telecommunication Services)(a)	2,904,218
476,260	Woolworths Holdings Ltd. (Consumer Discretionary)	2,193,842

		105,098,688

South Korea – 15.8%
17,085	Amorepacific Corp. (Consumer Staples)	5,269,969
32,486	AMOREPACIFIC Group (Consumer Staples)	3,797,241

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
387,969	BNK Financial Group, Inc. (Financials)	$ 3,429,978
21,739	Celltrion Pharm, Inc. (Health Care)*	1,879,563
19,718	Celltrion, Inc. (Health Care)*	4,856,560
157,710	Cheil Worldwide, Inc. (Consumer Discretionary)	2,896,849
7,701	CJ CheilJedang Corp. (Consumer Staples)	2,504,013
12,393	CJ Corp. (Industrials)	1,701,530
26,691	CJ E&M Corp. (Consumer Discretionary)	2,243,337
49,130	Coway Co. Ltd. (Consumer Discretionary)	3,978,894
53,208	DB Insurance Co. Ltd. (Financials)	2,887,581
260,917	DGB Financial Group, Inc. (Financials)	2,505,210
105,960	Dongsuh Cos., Inc. (Consumer Staples)	2,550,825
13,328	E-MART, Inc. (Consumer Staples)	3,091,052
48,919	GS Holdings Corp. (Energy)	2,645,742
116,995	Hana Financial Group, Inc. (Financials)	4,515,044
54,647	Hankook Tire Co. Ltd. (Consumer Discretionary)	2,172,294
21,241	Hanssem Co. Ltd. (Consumer Discretionary)	2,226,665
81,908	Hanwha Chemical Corp. (Materials)	1,964,211
430,459	Hanwha Life Insurance Co. Ltd. (Financials)	2,224,275
16,237	HLB, Inc. (Consumer Discretionary)*	2,078,673
43,822	Hotel Shilla Co. Ltd. (Consumer Discretionary)	5,040,983
34,552	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	3,606,011
66,657	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	2,105,544
16,046	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,245,074
18,143	Hyundai Motor Co. (Consumer Discretionary)	2,339,512
214,845	Industrial Bank of Korea (Financials)	3,109,218
17,603	Kakao Corp. (Information Technology)	1,690,162
72,068	Kangwon Land, Inc. (Consumer Discretionary)	1,795,098
133,695	KB Financial Group, Inc. (Financials)	6,424,603
136,742	Kia Motors Corp. (Consumer Discretionary)	3,951,494
99,851	Korea Electric Power Corp. (Utilities)	3,070,700
56,721	Korea Gas Corp. (Utilities)*	3,172,945
43,565	Korea Investment Holdings Co. Ltd. (Financials)	3,794,938
6,334	Korea Zinc Co. Ltd. (Materials)	2,382,705
102,331	KT Corp. (Telecommunication Services)	2,616,966
33,225	KT&G Corp. (Consumer Staples)	2,958,950
8,262	LG Chem Ltd. (Materials)	2,594,450
40,094	LG Corp. (Industrials)	2,730,089
64,929	LG Electronics, Inc. (Consumer Discretionary)	5,577,648
6,146	LG Household & Health Care Ltd. (Consumer Staples)	7,657,199
6,432	Lotte Chemical Corp. (Materials)	2,198,796
11,718	NAVER Corp (Information Technology)	7,272,454

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
8,810	NCSoft Corp. (Information Technology)	$ 2,885,041
20,610	OCI Co. Ltd. (Materials)	2,533,350
2,577	Ottogi Corp. (Consumer Staples)	1,936,426
23,039	POSCO (Materials)	7,256,126
41,786	S-1 Corp. (Industrials)	3,426,766
5,315	Samsung Biologics Co. Ltd. (Health Care)*(b)	2,144,835
15,419	Samsung C&T Corp. (Industrials)	1,795,153
58,750	Samsung Card Co. Ltd. (Financials)	2,022,009
22,158	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,754,462
1,510,700	Samsung Electronics Co. Ltd. (Information Technology)	71,053,843
10,310	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,395,895
18,333	Samsung Life Insurance Co. Ltd. (Financials)	1,751,750
12,042	Samsung SDS Co. Ltd. (Information Technology)	2,357,124
74,124	Samsung Securities Co. Ltd. (Financials)	2,537,386
116,259	Shinhan Financial Group Co. Ltd. (Financials)	4,718,523
4,273	Shinsegae, Inc. (Consumer Discretionary)	1,740,199
29,886	SillaJen, Inc. (Health Care)*	2,231,850
9,552	SK Holdings Co. Ltd. (Industrials)	2,454,570
200,465	SK Hynix, Inc. (Information Technology)	17,369,480
18,487	SK Innovation Co. Ltd. (Energy)	3,532,930
23,798	SK Telecom Co. Ltd. (Telecommunication Services)	4,901,114
278,974	Woori Bank (Financials)	3,959,648

		288,513,525

Taiwan – 11.9%
2,194,135	Acer, Inc. (Information Technology)*	1,797,841
411,028	Advantech Co. Ltd. (Information Technology)	2,784,863
1,350,498	ASE Industrial Holding Co. Ltd. (Information Technology)	3,425,658
2,122,140	Asia Cement Corp. (Materials)	2,340,895
278,339	Asustek Computer, Inc. (Information Technology)	2,522,205
4,321,651	AU Optronics Corp. (Information Technology)	1,896,758
2,197,513	Cathay Financial Holding Co. Ltd. (Financials)	3,931,268
967,963	Chailease Holding Co. Ltd. (Financials)	3,456,838
3,396,398	Chang Hwa Commercial Bank Ltd. (Financials)	1,989,446
778,514	Chicony Electronics Co. Ltd. (Information Technology)	1,839,654
8,124,968	China Development Financial Holding Corp. (Financials)	3,050,778
4,066,092	China Steel Corp. (Materials)	3,202,769
1,123,358	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	4,086,779
5,625,383	CTBC Financial Holding Co. Ltd. (Financials)	4,055,480
686,916	Delta Electronics, Inc. (Information Technology)	2,544,855

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
3,426,483	E.Sun Financial Holding Co. Ltd. (Financials)	$ 2,390,184
829,373	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	2,114,850
787,255	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	3,494,649
3,843,855	First Financial Holding Co. Ltd. (Financials)	2,610,765
859,212	Formosa Chemicals & Fibre Corp. (Materials)	3,297,878
792,814	Formosa Petrochemical Corp. (Energy)	3,215,023
992,309	Formosa Plastics Corp. (Materials)	3,560,343
1,102,206	Foxconn Technology Co. Ltd. (Information Technology)	2,714,911
1,886,215	Fubon Financial Holding Co. Ltd. (Financials)	3,279,936
133,572	Globalwafers Co. Ltd. (Information Technology)	2,643,666
169,383	Hiwin Technologies Corp. (Industrials)	2,402,676
2,410,933	Hon Hai Precision Industry Co. Ltd. (Information Technology)	6,896,082
3,096,528	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,849,969
5,980,093	Innolux Corp. (Information Technology)	2,315,274
3,750,142	Inventec Corp. (Information Technology)	3,035,260
29,172	Largan Precision Co. Ltd. (Information Technology)	3,991,963
187,012	MediaTek, Inc. (Information Technology)	1,944,303
2,783,156	Mega Financial Holding Co. Ltd. (Financials)	2,438,391
1,032,605	Nan Ya Plastics Corp. (Materials)	2,884,670
823,305	Nanya Technology Corp. (Information Technology)	2,736,885
288,023	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,283,112
199,169	Phison Electronics Corp. (Information Technology)	1,831,386
725,478	President Chain Store Corp. (Consumer Staples)	7,433,598
5,215,589	Shin Kong Financial Holding Co. Ltd. (Financials)	2,088,916
5,042,464	SinoPac Financial Holdings Co Ltd. (Financials)	1,868,109
1,448,947	Standard Foods Corp. (Consumer Staples)	2,959,650
2,397,873	Synnex Technology International Corp. (Information Technology)	3,841,527
7,302,572	Taishin Financial Holding Co. Ltd. (Financials)	3,595,045
9,781,028	Taiwan Business Bank (Financials)	2,987,047
3,628,663	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	2,137,607
780,533	Taiwan Mobile Co. Ltd. (Telecommunication Services)	2,865,632
7,538,350	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	56,358,674
2,918,912	Uni-President Enterprises Corp. (Consumer Staples)	7,121,555

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
4,943,305	United Microelectronics Corp. (Information Technology)	$ 2,747,060
175,043	Walsin Technology Corp. (Information Technology)	2,263,877
3,437,459	Winbond Electronics Corp. (Information Technology)	2,300,320
2,183,115	WPG Holdings Ltd. (Information Technology)	3,169,584
118,415	Yageo Corp. (Information Technology)	3,758,579
3,843,556	Yuanta Financial Holding Co. Ltd. (Financials)	1,808,793

		216,163,836

Thailand – 1.9%
564,916	Advanced Info Service PCL NVDR (Telecommunication Services)	3,364,067
1,476,000	Airports of Thailand PCL NVDR (Industrials)	3,160,550
894,100	Central Pattana PCL NVDR (Real Estate)	2,131,139
2,472,777	CP ALL PCL NVDR (Consumer Staples)	6,241,849
288,502	Electricity Generating PCL NVDR (Utilities)	2,173,460
6,760,000	Home Product Center PCL NVDR (Consumer Discretionary)	3,085,214
412,100	Kasikornbank PCL (Financials)	2,512,019
539,600	PTT Exploration & Production PCL NVDR (Energy)	2,268,715
984,300	PTT Global Chemical PCL NVDR (Materials)	2,746,132
2,814,370	PTT PCL NVDR (Energy)	4,596,775
787,300	Thai Oil PCL NVDR (Energy)	2,264,195

		34,544,115

Turkey – 0.5%
298,553	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)(a)	1,552,822
242,146	BIM Birlesik Magazalar AS (Consumer Staples)	3,695,602
932,848	Eregli Demir ve Celik Fabrikalari TAS (Materials)	2,308,760
753,041	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	1,991,535

		9,548,719

United Arab Emirates – 0.4%
3,430,086	Aldar Properties PJSC (Real Estate)	1,914,345
1,406,010	Dubai Islamic Bank PJSC (Financials)	1,940,697
589,545	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	2,600,119

		6,455,161

TOTAL COMMON STOCKS (Cost $1,418,866,701)		$1,752,537,044

Shares	Description	Value
Preferred Stocks – 3.6%
Brazil – 2.0%
1,014,595	Banco Bradesco SA (Financials)	$ 7,947,191
151,127	Braskem SA, Class A (Materials)	1,842,394
382,735	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	1,721,462
115,939	Cia Brasileira de Distribuicao (Consumer Staples)	2,475,034
1,090,219	Itau Unibanco Holding SA (Financials)	12,582,434
916,300	Itausa - Investimentos Itau SA (Financials)	2,763,134
922,928	Petroleo Brasileiro SA (Energy)	4,703,796
228,160	Telefonica Brasil SA (Telecommunication Services)	2,787,632

		36,823,077

Chile – 0.1%
618,216	Embotelladora Andina SA, Class B (Consumer Staples)	2,670,798

Russia – 0.1%
656	Transneft PJSC (Energy)	1,795,573

South Korea – 1.4%
33,116	Amorepacific Corp. (Consumer Staples)	4,992,207
26,805	Hyundai Motor Co. (Consumer Discretionary)	2,223,078
8,160	LG Household & Health Care Ltd. (Consumer Staples)	5,548,755
316,777	Samsung Electronics Co. Ltd. (Information Technology)	11,901,729

		24,665,769

TOTAL PREFERRED STOCKS (Cost $54,281,055)		$ 65,955,217

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,473,147,756)		$1,818,492,261

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 1.2%(e)
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,715,318	1.674%	$ 21,715,318
(Cost $21,715,318)

TOTAL INVESTMENTS – 101.0% (Cost $1,494,863,074)		$1,840,207,579

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(18,190,523)

NET ASSETS – 100.0%		$1,822,017,056

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,960,933, which represents approximately 1.2% of net assets as of May 31, 2018.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Security valued at $0.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$26,893,134	$159,235,632	$(164,413,448)	$21,715,318	21,715,318	$115,082

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$107,976,650	$5,182,552	$—
Asia	1,396,539,494	69,213,668	—
Europe	34,885,643	—	—
North America	38,646,166	—	—
South America	126,554,213	39,493,875	—
Securities Lending Reinvestment Vehicle	21,715,318	—	—
Total	$1,726,317,484	$113,890,095	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Australia – 0.8%
10,523	BHP Billiton PLC (Materials)	$ 242,102
6,855	Rio Tinto PLC (Materials)	386,756

		628,858

Austria – 0.6%
1,283	ANDRITZ AG (Industrials)	63,949
1,457	Erste Group Bank AG (Financials)*	60,683
2,959	OMV AG (Energy)	169,939
4,113	Raiffeisen Bank International AG (Financials)*	130,062
930	voestalpine AG (Materials)	49,894

		474,527

Belgium – 1.4%
2,633	Ageas (Financials)	133,390
2,523	Anheuser-Busch InBev SA/NV (Consumer Staples)	236,256
1,285	Colruyt SA (Consumer Staples)	68,204
840	Groupe Bruxelles Lambert SA (Financials)	88,954
1,331	KBC Group NV (Financials)	102,853
1,073	Proximus SADP (Telecommunication Services)	28,695
843	Solvay SA (Materials)	113,164
786	Telenet Group Holding NV (Consumer Discretionary)*	39,691
780	UCB SA (Health Care)	61,458
2,381	Umicore SA (Materials)	134,520

		1,007,185

Chile – 0.1%
4,524	Antofagasta PLC (Materials)	63,479

Colombia – 0.1%
763	Millicom International Cellular SA (Telecommunication Services)	48,035

Denmark – 2.8%
2,273	Carlsberg A/S, Class B (Consumer Staples)	252,375
921	Chr Hansen Holding A/S (Materials)	88,308
1,770	Coloplast A/S, Class B (Health Care)	167,991
3,403	Danske Bank A/S (Financials)	112,819
1,712	DSV A/S (Industrials)	142,136
1,192	H Lundbeck A/S (Health Care)	83,953
905	ISS A/S (Industrials)	30,883
13,797	Novo Nordisk A/S, Class B (Health Care)	654,414
966	Novozymes A/S, Class B (Materials)	49,174
1,991	Orsted A/S (Utilities)(a)	119,119
1,519	Pandora A/S (Consumer Discretionary)	119,394
3,402	Tryg A/S (Financials)	78,267
1,099	Vestas Wind Systems A/S (Industrials)	71,956
3,251	William Demant Holding A/S (Health Care)*	118,180

		2,088,969

Finland – 1.4%
1,275	Elisa OYJ (Telecommunication Services)	56,928
5,405	Fortum OYJ (Utilities)	126,879
1,189	Kone OYJ, Class B (Industrials)	58,778
1,288	Neste OYJ (Energy)	104,672
7,525	Nokia OYJ (Information Technology)(b)	43,393
7,719	Orion OYJ, Class B (Health Care)	227,873
1,842	Sampo OYJ, Class A (Financials)	90,479
4,190	Stora Enso OYJ, Class R (Materials)	85,616
5,757	UPM-Kymmene OYJ (Materials)	211,080
1,156	Wartsila OYJ Abp (Industrials)	24,404

		1,030,102

Shares	Description	Value
Common Stocks – (continued)
France – 18.7%
820	Accor SA (Consumer Discretionary)	$ 44,806
630	Aeroports de Paris (Industrials)	131,416
1,450	Air Liquide SA (Materials)	178,398
1,956	Airbus SE (Industrials)	222,182
1,394	Alstom SA (Industrials)	65,902
644	Amundi SA (Financials)(a)	47,014
3,493	Arkema SA (Materials)	425,067
4,337	Atos SE (Information Technology)	588,272
13,127	AXA SA (Financials)	326,766
1,530	BioMerieux (Health Care)	134,484
8,019	BNP Paribas SA (Financials)(b)	496,672
5,893	Bollore SA (Industrials)	28,974
1,155	Bouygues SA (Industrials)	53,309
2,735	Bureau Veritas SA (Industrials)	67,714
2,370	Capgemini SE (Information Technology)*	311,646
4,499	Carrefour SA (Consumer Staples)	81,007
548	Casino Guichard Perrachon SA (Consumer Staples)(b)	23,668
2,433	Cie de Saint-Gobain (Industrials)	121,767
1,251	Cie Generale des Etablissements Michelin (Consumer Discretionary)	161,654
6,877	CNP Assurances (Financials)	160,711
19,492	Credit Agricole SA (Financials)	267,120
4,978	Danone SA (Consumer Staples)	379,969
29	Dassault Aviation SA (Industrials)*	56,126
1,781	Dassault Systemes (Information Technology)	249,787
684	Edenred (Industrials)	21,901
3,416	Eiffage SA (Industrials)	384,395
3,361	Electricite de France SA (Utilities)	44,726
8,652	Engie SA (Utilities)	136,696
1,315	Essilor International SA (Health Care)	179,441
2,484	Eurazeo SA (Financials)	194,272
1,193	Faurecia (Consumer Discretionary)	100,963
650	Fonciere Des Regions REIT (Real Estate)	67,718
687	Gecina SA REIT (Real Estate)	118,686
3,871	Getlink (Industrials)	52,371
846	Hermes International (Consumer Discretionary)	601,212
1,173	ICADE REIT (Real Estate)	108,855
103	Iliad SA (Telecommunication Services)	17,427
294	Imerys SA (Materials)	25,018
603	Ingenico Group SA (Information Technology)	48,145
2,271	Ipsen SA (Health Care)	359,865
428	Kering (Consumer Discretionary)	244,656
1,411	Klepierre SA REIT (Real Estate)	54,880
2,250	Legrand SA (Industrials)	169,509
2,303	L’Oreal SA (Consumer Staples)	552,713
1,888	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	654,657
12,562	Natixis SA (Financials)(b)	90,885
4,237	Orange SA (Telecommunication Services)	72,828
1,293	Pernod Ricard SA (Consumer Staples)	216,889
15,184	Peugeot SA (Consumer Discretionary)	353,511
1,879	Publicis Groupe SA (Consumer Discretionary)	130,592
874	Remy Cointreau SA (Consumer Staples)	129,262
174	Renault SA (Consumer Discretionary)	16,783
16,682	Rexel SA (Industrials)	245,066
1,852	Safran SA (Industrials)	220,832
8,356	Sanofi (Health Care)(b)	640,152
3,349	Schneider Electric SE (Industrials)	288,427
1,425	SCOR SE (Financials)	52,530
981	SEB SA (Consumer Discretionary)	176,921

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
820	Societe BIC SA (Industrials)(b)	$ 79,638
4,830	Societe Generale SA (Financials)(b)	207,791
541	Sodexo SA (Consumer Discretionary)	52,428
2,171	Suez (Utilities)	29,853
409	Teleperformance (Industrials)	64,548
825	Thales SA (Industrials)	104,873
12,765	TOTAL SA (Energy)	775,575
3,641	Ubisoft Entertainment SA (Information Technology)*	393,648
305	Unibail-Rodamco SE REIT (Real Estate)	68,553
301	Valeo SA (Consumer Discretionary)*	19,086
6,943	Veolia Environnement SA (Utilities)(b)	157,391
3,319	Vinci SA (Industrials)	324,354
2,437	Vivendi SA (Consumer Discretionary)	61,218
234	Wendel SA (Financials)	30,866

		13,767,037

Germany – 13.4%
646	1&1 Drillisch AG (Telecommunication Services)	44,642
2,567	adidas AG (Consumer Discretionary)	580,114
2,771	Allianz SE (Financials)	570,517
1,311	Axel Springer SE (Consumer Discretionary)	95,034
4,503	BASF SE (Materials)	442,848
5,830	Bayer AG (Health Care)	693,194
1,120	Bayerische Motoren Werke AG (Consumer Discretionary)	111,624
2,229	Beiersdorf AG (Consumer Staples)	255,664
807	Brenntag AG (Industrials)	46,479
3,971	Commerzbank AG (Financials)*	40,527
419	Continental AG (Consumer Discretionary)	106,183
2,933	Covestro AG (Materials)(a)	266,842
2,802	Daimler AG (Consumer Discretionary)	201,741
325	Delivery Hero AG (Information Technology)*(a)	14,917
1,531	Deutsche Boerse AG (Financials)	204,448
13,334	Deutsche Lufthansa AG (Industrials)	361,881
13,386	Deutsche Post AG (Industrials)	507,359
19,456	Deutsche Telekom AG (Telecommunication Services)	300,239
1,692	Deutsche Wohnen SE (Real Estate)	79,260
10,161	E.ON SE (Utilities)	107,602
1,038	Evonik Industries AG (Materials)	36,326
644	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	60,154
1,617	Fresenius Medical Care AG & Co KGaA (Health Care)	161,232
2,469	Fresenius SE & Co KGaA (Health Care)	189,524
458	Hannover Rueck SE (Financials)	57,739
557	HeidelbergCement AG (Materials)	49,284
676	Henkel AG & Co KGaA (Consumer Staples)	76,108
674	HOCHTIEF AG (Industrials)	123,679
4,769	HUGO BOSS AG (Consumer Discretionary)	427,980
5,329	Infineon Technologies AG (Information Technology)	146,120
470	Innogy SE (Utilities)(a)	19,811
703	KION Group AG (Industrials)	57,065
544	LANXESS AG (Materials)	42,978
401	Linde AG (Materials)	91,745
713	MAN SE (Industrials)	77,486
1,672	Merck KGaA (Health Care)	170,464
2,848	METRO AG (Consumer Staples)	38,298

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
448	MTU Aero Engines AG (Industrials)	$ 84,561
657	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	135,207
249	OSRAM Licht AG (Industrials)	14,672
2,043	ProSiebenSat.1 Media SE (Consumer Discretionary)	60,025
400	Puma SE (Consumer Discretionary)	242,331
2,588	RWE AG (Utilities)	58,592
6,420	SAP SE (Information Technology)	721,978
3,921	Siemens AG (Industrials)	510,334
431	Siemens Healthineers AG (Health Care)*(a)	17,108
786	Symrise AG (Materials)	63,729
5,875	Telefonica Deutschland Holding AG (Telecommunication Services)	24,798
5,370	TUI AG (Consumer Discretionary)	124,834
5,076	Uniper SE (Utilities)	160,751
1,499	United Internet AG (Information Technology)	95,538
139	Volkswagen AG (Consumer Discretionary)	25,815
3,541	Vonovia SE (Real Estate)	166,824
1,004	Wirecard AG (Information Technology)	154,876
5,759	Zalando SE (Consumer Discretionary)*(a)	306,209

		9,825,290

Ireland – 0.6%
1,669	AerCap Holdings NV (Industrials)*	92,312
3,293	AIB Group PLC (Financials)	17,967
5,174	Bank of Ireland Group PLC (Financials)	42,700
4,107	CRH PLC (Materials)	151,493
1,174	Kerry Group PLC, Class A (Consumer Staples)	123,543
1,032	Smurfit Kappa Group PLC (Materials)	42,645

		470,660

Italy – 3.9%
10,556	Assicurazioni Generali SpA (Financials)(b)	179,285
2,030	Atlantia SpA (Industrials)	58,743
5,432	Davide Campari-Milano SpA (Consumer Staples)	40,518
37,235	Enel SpA (Utilities)	204,413
11,006	Eni SpA (Energy)	199,005
1,216	Ferrari NV (Consumer Discretionary)	158,267
80,845	Intesa Sanpaolo SpA (Financials)	237,294
24,457	Intesa Sanpaolo SpA-RSP (Financials)	73,513
5,127	Luxottica Group SpA (Consumer Discretionary)	318,867
7,814	Mediobanca Banca di Credito Finanziario SpA (Financials)	73,591
7,123	Moncler SpA (Consumer Discretionary)	326,518
11,218	Poste Italiane SpA (Financials)(a)	95,906
5,592	Prysmian SpA (Industrials)	155,355
3,367	Recordati SpA (Health Care)	124,590
10,759	Snam SpA (Energy)	44,057
206,517	Telecom Italia SpA (Telecommunication Services)*	165,661
243,007	Telecom Italia SpA-RSP (Telecommunication Services)	169,914
10,376	Terna Rete Elettrica Nazionale SpA (Utilities)	54,879
10,229	UniCredit SpA (Financials)	168,764

		2,849,140

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.7%
11,369	ArcelorMittal (Materials)	$ 367,608
30	Eurofins Scientific SE (Health Care)	15,387
1,915	RTL Group SA (Consumer Discretionary)	144,294

		527,289

Netherlands – 7.1%
4,381	ABN AMRO Group NV (Financials)(a)(b)	113,632
33,732	Aegon NV (Financials)(b)	209,713
1,103	Akzo Nobel NV (Materials)	96,694
1,632	ASML Holding NV (Information Technology)	318,903
2,723	EXOR NV (Financials)	197,070
2,437	Heineken Holding NV (Consumer Staples)	236,964
1,862	Heineken NV (Consumer Staples)	186,140
20,639	ING Groep NV (Financials)	300,137
19,685	Koninklijke Ahold Delhaize NV (Consumer Staples)	451,615
1,222	Koninklijke DSM NV (Materials)	121,504
16,482	Koninklijke KPN NV (Telecommunication Services)	44,770
8,517	Koninklijke Philips NV (Health Care)	348,165
5,876	NN Group NV (Financials)	252,139
2,561	NXP Semiconductors NV (Information Technology)*	291,954
4,884	Randstad NV (Industrials)	291,098
24,809	Royal Dutch Shell PLC, Class A (Energy)	860,626
19,140	Royal Dutch Shell PLC, Class B (Energy)	681,796
3,391	Wolters Kluwer NV (Industrials)	190,157

		5,193,077

Norway – 1.4%
2,276	Aker BP ASA (Energy)	83,168
3,076	DNB ASA (Financials)	55,073
6,493	Equinor ASA (Energy)	170,844
3,415	Gjensidige Forsikring ASA (Financials)	52,711
6,398	Marine Harvest ASA (Consumer Staples)	127,998
22,276	Norsk Hydro ASA (Materials)	139,767
6,071	Orkla ASA (Consumer Staples)	54,756
8,406	Schibsted ASA, Class B (Consumer Discretionary)	228,063
4,839	Telenor ASA (Telecommunication Services)	99,677
431	Yara International ASA (Materials)	17,761

		1,029,818

Portugal – 0.4%
8,630	EDP - Energias de Portugal SA (Utilities)	33,747
2,859	Galp Energia SGPS SA (Energy)	53,047
12,420	Jeronimo Martins SGPS SA (Consumer Staples)	194,996

		281,790

South Africa – 1.0%
20,303	Anglo American PLC (Materials)	485,535
8,188	Investec PLC (Financials)	60,535
26,698	Mediclinic International PLC (Health Care)	217,062

		763,132

Shares	Description	Value
Common Stocks – (continued)
Spain – 3.9%
5,729	ACS Actividades de Construccion y Servicios SA (Industrials)	$ 237,472
744	Aena SME SA (Industrials)(a)	142,690
3,521	Amadeus IT Group SA (Information Technology)	279,073
26,455	Banco Bilbao Vizcaya Argentaria SA (Financials)	180,314
31,193	Banco de Sabadell SA (Financials)	52,360
88,870	Banco Santander SA (Financials)	477,194
5,320	Bankinter SA (Financials)	51,195
5,160	CaixaBank SA (Financials)	21,901
2,140	Enagas SA (Energy)	56,980
2,327	Endesa SA (Utilities)	51,189
2,159	Ferrovial SA (Industrials)	43,927
2,605	Gas Natural SDG SA (Utilities)	63,827
2,550	Grifols SA (Health Care)	75,011
17,330	Iberdrola SA (Utilities)	122,832
8,367	Industria de Diseno Textil SA (Consumer Discretionary)	263,801
27,524	Mapfre SA (Financials)	83,278
2,824	Red Electrica Corp. SA (Utilities)	54,886
23,959	Repsol SA (Energy)	456,007
13,843	Telefonica SA (Telecommunication Services)	121,951

		2,835,888

Sweden – 3.6%
2,867	Alfa Laval AB (Industrials)	71,483
3,293	Assa Abloy AB, Class B (Industrials)	70,694
3,392	Atlas Copco AB, Class A (Industrials)	134,425
2,325	Atlas Copco AB, Class B (Industrials)	83,979
2,888	Boliden AB (Materials)	101,649
2,941	Electrolux AB, Series B (Consumer Discretionary)	72,462
1,352	Essity AB, Class B (Consumer Staples)	34,291
22,003	Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	331,053
1,612	Hexagon AB, Class B (Information Technology)	90,660
6,893	Husqvarna AB, Class B (Consumer Discretionary)	67,652
1,455	ICA Gruppen AB (Consumer Staples)(b)	44,828
2,968	Industrivarden AB, Class C (Financials)	62,239
2,177	Investor AB, Class B (Financials)	90,120
2,066	Kinnevik AB, Class B (Financials)	71,863
2,166	L E Lundbergforetagen AB, Class B (Financials)	69,848
2,310	Lundin Petroleum AB (Energy)	73,132
6,046	Nordea Bank AB (Financials)	58,052
6,414	Sandvik AB (Industrials)	111,116
5,792	Securitas AB, Class B (Industrials)	93,192
6,246	Skandinaviska Enskilda Banken AB, Class A (Financials)	56,182
785	Skanska AB, Class B (Industrials)	14,430
1,741	SKF AB, Class B (Industrials)	33,759
3,868	Svenska Handelsbanken AB, Class A (Financials)	42,334
4,382	Swedbank AB, Class A (Financials)	90,948
5,857	Swedish Match AB (Consumer Staples)	277,209
4,627	Tele2 AB, Class B (Telecommunication Services)	56,530
22,585	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	163,562
11,598	Telia Co. AB (Telecommunication Services)	54,288
8,122	Volvo AB, Class B (Industrials)	139,555

		2,661,535

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 12.9%
5,665	ABB Ltd. (Industrials)	$ 128,443
2,142	Adecco Group AG (Industrials)	128,812
479	Baloise Holding AG (Financials)	70,454
89	Barry Callebaut AG (Consumer Staples)	155,983
17	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	109,028
2,177	Cie Financiere Richemont SA (Consumer Discretionary)	200,051
3,822	Clariant AG (Materials)*	92,449
5,502	Coca-Cola HBC AG (Consumer Staples)*	188,156
8,878	Credit Suisse Group AG (Financials)*	135,640
480	Dufry AG (Consumer Discretionary)*(b)	65,645
135	EMS-Chemie Holding AG (Materials)	84,658
3,944	Ferguson PLC (Industrials)	306,593
130	Geberit AG (Industrials)	56,305
57	Givaudan SA (Materials)	127,266
67,328	Glencore PLC (Materials)*	333,320
1,273	Julius Baer Group Ltd. (Financials)*	74,456
2,380	Kuehne + Nagel International AG (Industrials)	359,748
789	LafargeHolcim Ltd. (Materials)*	40,481
539	Lonza Group AG (Health Care)*	144,578
20,666	Nestle SA (Consumer Staples)	1,563,561
14,524	Novartis AG (Health Care)	1,077,887
2,177	Pargesa Holding SA (Financials)	190,773
579	Partners Group Holding AG (Financials)	419,335
5,177	Roche Holding AG (Health Care)	1,111,388
334	Schindler Holding AG (Industrials)	68,696
327	Schindler Holding AG Participation Certificates (Industrials)	69,252
140	SGS SA (Industrials)	362,995
16	Sika AG (Materials)	128,085
266	Sonova Holding AG (Health Care)	46,539
8,319	STMicroelectronics NV (Information Technology)	197,711
322	Straumann Holding AG (Health Care)	212,734
286	Swatch Group AG (The) - Bearer (Consumer Discretionary)	139,116
1,172	Swatch Group AG (The) - Registered (Consumer Discretionary)	104,373
410	Swiss Life Holding AG (Financials)*	140,128
785	Swiss Prime Site AG (Real Estate)*	73,422
1,331	Swiss Re AG (Financials)	115,323
215	Swisscom AG (Telecommunication Services)	96,139
414	Temenos AG (Information Technology)*	61,483
13,314	UBS Group AG (Financials)*	201,112
474	Vifor Pharma AG (Health Care)	73,745
675	Zurich Insurance Group AG (Financials)	200,625

		9,456,488

United Arab Emirates – 0.1%
1,325	NMC Health PLC (Health Care)*	62,132

United Kingdom – 23.2%
17,128	3i Group PLC (Financials)	217,202
14,827	Admiral Group PLC (Financials)	379,893
2,472	Ashtead Group PLC (Industrials)	76,675
3,073	Associated British Foods PLC (Consumer Staples)	108,361
7,730	AstraZeneca PLC (Health Care)	562,229
71,779	Auto Trader Group PLC (Information Technology)(a)	336,778
15,562	Aviva PLC (Financials)	105,774

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
2,221	Babcock International Group PLC (Industrials)	$ 24,618
7,625	BAE Systems PLC (Industrials)	64,875
31,313	Barclays PLC (Financials)	82,183
12,102	Barratt Developments PLC (Consumer Discretionary)	87,861
3,186	Berkeley Group Holdings PLC (Consumer Discretionary)	180,007
99,699	BP PLC (Energy)	764,546
10,892	British American Tobacco PLC (Consumer Staples)	560,751
8,392	British Land Co. PLC (The) REIT (Real Estate)	75,711
18,822	BT Group PLC (Telecommunication Services)	51,318
2,816	Bunzl PLC (Industrials)	85,809
17,638	Burberry Group PLC (Consumer Discretionary)	485,595
99,056	Centrica PLC (Utilities)	192,309
8,842	CNH Industrial NV (Industrials)	103,419
2,230	Coca-Cola European Partners PLC (Consumer Staples)	84,673
4,252	Compass Group PLC (Consumer Discretionary)	91,517
5,093	ConvaTec Group PLC (Health Care)(a)	15,703
2,433	Croda International PLC (Materials)	150,931
1,008	DCC PLC (Industrials)	96,775
15,036	Diageo PLC (Consumer Staples)	552,712
15,015	Direct Line Insurance Group PLC (Financials)	71,428
2,338	easyJet PLC (Industrials)	53,168
4,518	Experian PLC (Industrials)	110,709
22,813	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	516,614
5,105	G4S PLC (Industrials)	18,334
33,306	GlaxoSmithKline PLC (Health Care)	675,416
8,395	Hammerson PLC REIT (Real Estate)	61,104
20,594	Hargreaves Lansdown PLC (Financials)	522,583
115,538	HSBC Holdings PLC (Financials)	1,107,856
6,922	Imperial Brands PLC (Consumer Staples)	249,612
2,106	InterContinental Hotels Group PLC (Consumer Discretionary)	134,905
30,587	International Consolidated Airlines Group SA (Industrials)	277,350
1,407	Intertek Group PLC (Industrials)	102,336
86,678	J Sainsbury PLC (Consumer Staples)	367,121
883	Johnson Matthey PLC (Materials)	41,277
25,783	Kingfisher PLC (Consumer Discretionary)	104,708
6,051	Land Securities Group PLC REIT (Real Estate)	74,849
46,014	Legal & General Group PLC (Financials)	165,195
248,171	Lloyds Banking Group PLC (Financials)	208,738
2,717	London Stock Exchange Group PLC (Financials)	161,860
44,544	Marks & Spencer Group PLC (Consumer Discretionary)(b)	168,334
5,951	Meggitt PLC (Industrials)	38,936
9,326	Merlin Entertainments PLC (Consumer Discretionary)(a)	45,519
1,665	Micro Focus International PLC (Information Technology)	29,533
3,294	Mondi PLC (Materials)	91,564
11,023	National Grid PLC (Utilities)	122,227
4,296	Next PLC (Consumer Discretionary)	331,556
32,336	Old Mutual PLC (Financials)	103,181

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
6,133	Pearson PLC (Consumer Discretionary)	$ 73,578
3,896	Persimmon PLC (Consumer Discretionary)	146,817
10,882	Prudential PLC (Financials)	262,235
1,579	Reckitt Benckiser Group PLC (Consumer Staples)	121,044
10,014	RELX NV (Industrials)	218,357
11,138	RELX PLC (Industrials)	244,914
4,283	Rolls-Royce Holdings PLC (Industrials)*	46,995
304,093	Rolls-Royce Holdings PLC (Industrials)*	405
10,015	Royal Bank of Scotland Group PLC (Financials)*	36,661
72,703	Royal Mail PLC (Industrials)	492,418
10,840	RSA Insurance Group PLC (Financials)	94,017
33,697	Sage Group PLC (The) (Information Technology)	297,013
2,059	Schroders PLC (Financials)	88,688
19,716	Segro PLC REIT (Real Estate)	171,735
2,308	Severn Trent PLC (Utilities)	61,085
3,414	Sky PLC (Consumer Discretionary)	61,192
16,371	Smith & Nephew PLC (Health Care)	298,115
4,550	Smiths Group PLC (Industrials)	106,589
5,428	SSE PLC (Utilities)	98,771
3,292	St James’s Place PLC (Financials)	52,216
6,358	Standard Chartered PLC (Financials)	63,841
3,754	Standard Life Aberdeen PLC (Financials)	17,508
36,932	Taylor Wimpey PLC (Consumer Discretionary)	93,447
96,583	Tesco PLC (Consumer Staples)	315,769
9,780	Unilever NV (Consumer Staples)	545,009
8,822	Unilever PLC (Consumer Staples)	486,758
6,578	United Utilities Group PLC (Utilities)	67,906
136,474	Vodafone Group PLC (Telecommunication Services)	348,344
4,340	Whitbread PLC (Consumer Discretionary)	243,417
79,223	Wm Morrison Supermarkets PLC (Consumer Staples)	259,118
7,329	WPP PLC (Consumer Discretionary)	120,198

		17,028,398

United States – 0.9%
1,835	Carnival PLC (Consumer Discretionary)	118,107
2,971	QIAGEN NV (Health Care)*	107,718
7,418	Shire PLC (Health Care)	404,701

		630,526

TOTAL COMMON STOCKS
(Cost $66,819,473)		$72,723,355

Preferred Stocks – 0.7%
Germany – 0.7%
456	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 39,895
3,615	FUCHS PETROLUB SE (Materials)	189,300
700	Henkel AG & Co KGaA (Consumer Staples)	86,328
985	Porsche Automobil Holding SE (Consumer Discretionary)	72,529
306	Sartorius AG (Health Care)	44,756
555	Volkswagen AG (Consumer Discretionary)	104,265

TOTAL PREFERRED STOCKS
(Cost $525,072)		$ 537,073

Units	Description	Expiration Month	Value
Right – 0.0%(c)
Switzerland – 0.0%(c)
156	Sika AG (Materials)*(d)
(Cost $0)		05/18	$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $67,344,545)			$73,260,428

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle – 3.6%(e)
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,618,693	1.674%		$ 2,618,693
(Cost $2,618,693)

TOTAL INVESTMENTS – 103.3%
(Cost $69,963,238)			$75,879,121

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%			(2,411,138)

NET ASSETS – 100.0%			$73,467,983

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,541,248, which represents approximately 2.1% of net assets as of May 31, 2018.

(b)	All or a portion of security is on loan.

(c)	Less than 0.05%

(d)	Security valued at $0.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$90,063	$16,802,657	$(14,274,027)	$2,618,693	2,618,693	$17,734

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$763,132	$—	$—
Asia	62,132	—	—
Europe	70,571,544	492,721	—
North America	630,526	—	—
Oceania	628,858	—	—
South America	63,480	48,035	—
Securities Lending Reinvestment Vehicle	2,618,693	—	—
Total	$75,338,365	$540,756	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Australia – 6.3%
17,543	AGL Energy Ltd. (Utilities)	$ 293,354
199,490	Alumina Ltd. (Materials)	404,530
36,015	Amcor Ltd. (Materials)	383,146
82,287	AMP Ltd. (Financials)	242,824
36,824	APA Group (Utilities)	242,128
114,898	Aristocrat Leisure Ltd. (Consumer Discretionary)	2,611,604
11,450	ASX Ltd. (Financials)	525,277
78,289	Aurizon Holdings Ltd. (Industrials)	255,313
286,836	AusNet Services (Utilities)	352,681
109,400	Australia & New Zealand Banking Group Ltd. (Financials)	2,252,376
36,089	Bank of Queensland Ltd. (Financials)	276,617
126,675	Bendigo & Adelaide Bank Ltd. (Financials)	1,031,331
103,675	BHP Billiton Ltd. (Materials)	2,572,234
63,521	BHP Billiton PLC (Materials)	1,461,425
224,004	BlueScope Steel Ltd. (Materials)	2,945,782
25,312	Caltex Australia Ltd. (Energy)	563,461
42,961	CIMIC Group Ltd. (Industrials)	1,339,916
35,271	Coca-Cola Amatil Ltd. (Consumer Staples)	236,987
25,703	Cochlear Ltd. (Health Care)	3,814,760
82,977	Commonwealth Bank of Australia (Financials)	4,350,969
32,642	Computershare Ltd. (Information Technology)	428,273
27,015	CSL Ltd. (Health Care)	3,798,941
50,314	Dexus REIT (Real Estate)	376,513
60,407	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	2,816,463
372,422	Fortescue Metals Group Ltd. (Materials)	1,321,610
79,896	Goodman Group REIT (Real Estate)	564,634
113,472	GPT Group (The) REIT (Real Estate)	431,869
100,692	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	274,279
111,310	Healthscope Ltd. (Health Care)	197,923
123,532	Insurance Australia Group Ltd. (Financials)	759,915
35,406	LendLease Group (Real Estate)	503,115
16,315	Macquarie Group Ltd. (Financials)	1,411,375
272,479	Medibank Pvt Ltd. (Financials)	604,082
174,200	Mirvac Group REIT (Real Estate)	303,159
83,995	National Australia Bank Ltd. (Financials)	1,703,269
21,883	Newcrest Mining Ltd. (Materials)	343,739
1,616	OneMarket Ltd. (Information Technology)*	1,871
41,719	Origin Energy Ltd. (Energy)*	303,040
5,219	Ramsay Health Care Ltd. (Health Care)	242,190
15,879	REA Group Ltd. (Information Technology)	1,030,994
10,599	Rio Tinto Ltd. (Materials)	665,397
40,071	Rio Tinto PLC (Materials)	2,260,789
103,968	Santos Ltd. (Energy)*	460,991
133,888	Scentre Group REIT (Real Estate)	423,461
27,737	SEEK Ltd. (Industrials)	423,941
15,381	Sonic Healthcare Ltd. (Health Care)	274,192
904,772	South32 Ltd. (Materials)	2,546,696
147,327	Stockland REIT (Real Estate)	462,621
78,512	Suncorp Group Ltd. (Financials)	797,824
40,312	Sydney Airport (Industrials)	222,055

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
345,490	Telstra Corp. Ltd. (Telecommunication Services)	$ 731,962
56,258	Transurban Group (Industrials)	505,278
39,205	Treasury Wine Estates Ltd. (Consumer Staples)	491,837
184,670	Vicinity Centres REIT (Real Estate)	373,081
60,422	Wesfarmers Ltd. (Consumer Staples)	2,082,926
125,688	Westpac Banking Corp. (Financials)	2,648,586
123,666	Woolworths Group Ltd. (Consumer Staples)	2,663,056

		61,608,662

Austria – 0.4%
6,758	ANDRITZ AG (Industrials)	336,844
9,506	Erste Group Bank AG (Financials)*	395,918
19,745	OMV AG (Energy)	1,133,978
42,883	Raiffeisen Bank International AG (Financials)*	1,356,052
5,933	voestalpine AG (Materials)	318,300

		3,541,092

Belgium – 0.6%
16,775	Ageas (Financials)	849,835
10,759	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,007,481
9,198	Colruyt SA (Consumer Staples)	488,203
4,744	Groupe Bruxelles Lambert SA (Financials)	502,377
8,661	KBC Group NV (Financials)	669,281
9,380	Proximus SADP (Telecommunication Services)	250,848
4,365	Solvay SA (Materials)	585,955
8,715	Telenet Group Holding NV (Consumer Discretionary)*	440,085
3,538	UCB SA (Health Care)	278,769
16,919	Umicore SA (Materials)	955,878

		6,028,712

Canada – 8.1%
25,909	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	1,081,339
8,019	Atco Ltd., Class I (Utilities)	243,624
23,513	Bank of Montreal (Financials)	1,820,572
49,368	Bank of Nova Scotia (The) (Financials)	2,977,607
28,523	Barrick Gold Corp. (Materials)	375,337
13,372	BCE, Inc. (Telecommunication Services)	556,754
64,271	Bombardier, Inc., Class B (Industrials)*	241,784
24,315	Brookfield Asset Management, Inc., Class A (Financials)	969,263
17,628	CAE, Inc. (Industrials)	371,123
82,895	Cameco Corp. (Energy)	856,939
19,482	Canadian Imperial Bank of Commerce (Financials)(a)	1,700,094
12,496	Canadian National Railway Co. (Industrials)	1,042,778
17,063	Canadian Natural Resources Ltd. (Energy)	590,470
3,714	Canadian Pacific Railway Ltd. (Industrials)	715,801
2,851	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	362,815
10,451	Canadian Utilities Ltd., Class A (Utilities)	253,541
142,069	Cenovus Energy, Inc. (Energy)	1,498,230
7,577	CGI Group, Inc., Class A (Information Technology)*	465,590

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
76,298	CI Financial Corp. (Financials)	$ 1,478,671
6,375	Constellation Software, Inc. (Information Technology)	5,018,715
30,711	Dollarama, Inc. (Consumer Discretionary)	3,542,940
157,099	Empire Co. Ltd., Class A (Consumer Staples)	3,022,812
17,806	Enbridge, Inc. (Energy)	553,040
1,879	Fairfax Financial Holdings Ltd. (Financials)	1,054,540
28,016	Finning International, Inc. (Industrials)	696,513
25,676	First Capital Realty, Inc. (Real Estate)	416,057
13,693	Fortis, Inc. (Utilities)	437,327
31,438	George Weston Ltd. (Consumer Staples)	2,550,763
9,681	Gildan Activewear, Inc. (Consumer Discretionary)	280,236
32,552	Great-West Lifeco, Inc. (Financials)	825,845
21,536	H&R Real Estate Investment Trust REIT (Real Estate)	335,525
115,685	Husky Energy, Inc. (Energy)	1,668,568
18,994	Hydro One Ltd. (Utilities)(b)	284,939
15,262	IGM Financial, Inc. (Financials)	450,848
31,461	Imperial Oil Ltd. (Energy)	1,028,813
39,793	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	1,625,832
9,628	Intact Financial Corp. (Financials)	727,741
25,629	Linamar Corp. (Consumer Discretionary)	1,282,635
34,531	Loblaw Cos. Ltd. (Consumer Staples)	1,784,847
14,466	Magna International, Inc. (Consumer Discretionary)	927,153
84,300	Manulife Financial Corp. (Financials)	1,589,561
4,102	Methanex Corp. (Materials)	280,107
21,138	Metro, Inc. (Consumer Staples)	697,104
23,275	National Bank of Canada (Financials)	1,112,793
36,334	Onex Corp. (Financials)	2,606,850
9,483	Open Text Corp. (Information Technology)	330,648
11,818	Pembina Pipeline Corp. (Energy)	410,879
86,160	Power Corp. of Canada (Financials)	2,006,548
53,919	Power Financial Corp. (Financials)	1,342,987
3,435	Restaurant Brands International, Inc. (Consumer Discretionary)	202,758
17,685	RioCan Real Estate Investment Trust REIT (Real Estate)	321,062
10,170	Rogers Communications, Inc., Class B (Telecommunication Services)	477,062
69,802	Royal Bank of Canada (Financials)	5,273,355
44,398	Saputo, Inc. (Consumer Staples)	1,542,225
13,549	Shaw Communications, Inc., Class B (Consumer Discretionary)	272,609
5,330	Shopify, Inc., Class A (Information Technology)*	790,255
10,846	SmartCentres Real Estate Investment Trust REIT (Real Estate)	245,983
6,353	SNC-Lavalin Group, Inc. (Industrials)	277,001
30,988	Sun Life Financial, Inc. (Financials)	1,280,178
35,692	Suncor Energy, Inc. (Energy)	1,420,856
84,706	Teck Resources Ltd., Class B (Materials)	2,296,570

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
11,982	TELUS Corp. (Telecommunication Services)	$ 421,107
10,121	Thomson Reuters Corp. (Financials)	393,308
79,423	Toronto-Dominion Bank (The) (Financials)	4,634,845
13,865	TransCanada Corp. (Energy)	580,167
7,968	West Fraser Timber Co. Ltd. (Materials)	578,804
44,019	WSP Global, Inc. (Industrials)	2,313,610

		79,817,253

Chile – 0.0%(c)
39,910	Antofagasta PLC (Materials)	560,006

China – 0.2%
300,624	BOC Hong Kong Holdings Ltd. (Financials)	1,511,906
77,577	Minth Group Ltd. (Consumer Discretionary)	357,021

		1,868,927

Colombia – 0.0%(c)
5,999	Millicom International Cellular SA (Telecommunication Services)	377,667

Denmark – 1.8%
19,838	Carlsberg A/S, Class B (Consumer Staples)	2,202,650
6,346	Chr Hansen Holding A/S (Materials)	608,471
17,839	Coloplast A/S, Class B (Health Care)	1,693,104
29,170	Danske Bank A/S (Financials)	967,065
11,423	DSV A/S (Industrials)	948,371
8,559	H Lundbeck A/S (Health Care)	602,810
10,292	ISS A/S (Industrials)	351,215
98,261	Novo Nordisk A/S, Class B (Health Care)	4,660,677
10,066	Novozymes A/S, Class B (Materials)	512,412
14,854	Orsted A/S (Utilities)(b)	888,694
15,058	Pandora A/S (Consumer Discretionary)	1,183,566
22,227	Tryg A/S (Financials)	511,358
14,129	Vestas Wind Systems A/S (Industrials)	925,086
38,885	William Demant Holding A/S (Health Care)*	1,413,545

		17,469,024

Finland – 0.8%
8,340	Elisa OYJ (Telecommunication Services)	372,374
34,452	Fortum OYJ (Utilities)	808,740
9,075	Kone OYJ, Class B (Industrials)	448,624
9,684	Neste OYJ (Energy)	786,994
65,427	Nokia OYJ (Information Technology)	377,282
45,574	Orion OYJ, Class B (Health Care)	1,345,390
15,242	Sampo OYJ, Class A (Financials)	748,687
29,925	Stora Enso OYJ, Class R (Materials)	611,475
59,273	UPM-Kymmene OYJ (Materials)	2,173,238
11,536	Wartsila OYJ Abp (Industrials)	243,532

		7,916,336

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – 10.6%
4,042	Accor SA (Consumer Discretionary)	$ 220,860
3,919	Aeroports de Paris (Industrials)	817,490
8,894	Air Liquide SA (Materials)(a)	1,094,259
16,100	Airbus SE (Industrials)	1,828,798
9,534	Alstom SA (Industrials)	450,726
4,545	Amundi SA (Financials)(b)	331,798
24,058	Arkema SA (Materials)	2,927,642
41,614	Atos SE (Information Technology)	5,644,532
80,005	AXA SA (Financials)(a)	1,991,538
12,044	BioMerieux (Health Care)	1,058,640
55,022	BNP Paribas SA (Financials)(a)	3,407,893
7,600	Bouygues SA (Industrials)	350,778
19,455	Bureau Veritas SA (Industrials)	481,675
20,336	Capgemini SE (Information Technology)*	2,674,109
52,756	Carrefour SA (Consumer Staples)	949,903
5,693	Casino Guichard Perrachon SA (Consumer Staples)(a)	245,881
19,161	Cie de Saint-Gobain (Industrials)	958,969
8,536	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,103,023
67,693	CNP Assurances (Financials)	1,581,941
138,254	Credit Agricole SA (Financials)	1,894,647
40,471	Danone SA (Consumer Staples)	3,089,141
250	Dassault Aviation SA (Industrials)*	483,846
17,819	Dassault Systemes (Information Technology)	2,499,134
18,096	Eiffage SA (Industrials)	2,036,301
13,721	Electricite de France SA (Utilities)	182,588
55,187	Engie SA (Utilities)	871,922
14,430	Essilor International SA (Health Care)	1,969,079
14,450	Eurazeo SA (Financials)	1,130,121
21,214	Eutelsat Communications SA (Consumer Discretionary)	406,858
7,068	Faurecia (Consumer Discretionary)	598,159
3,715	Fonciere Des Regions REIT (Real Estate)	387,034
4,342	Gecina SA REIT (Real Estate)	750,125
22,768	Getlink (Industrials)	308,028
7,325	Hermes International (Consumer Discretionary)	5,205,526
6,934	ICADE REIT (Real Estate)	643,478
4,677	Imerys SA (Materials)	397,995
8,651	Ingenico Group SA (Information Technology)	690,724
15,946	Ipsen SA (Health Care)	2,526,818
3,145	Kering (Consumer Discretionary)	1,797,766
11,613	Klepierre SA REIT (Real Estate)(a)	451,681
11,069	Legrand SA (Industrials)	833,911
18,414	L’Oreal SA (Consumer Staples)(a)	4,419,302
14,864	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	5,154,038
68,851	Natixis SA (Financials)(a)	498,132
35,944	Orange SA (Telecommunication Services)	617,823
9,076	Pernod Ricard SA (Consumer Staples)	1,522,417
132,133	Peugeot SA (Consumer Discretionary)	3,076,293
15,766	Publicis Groupe SA (Consumer Discretionary)	1,095,753
4,904	Remy Cointreau SA (Consumer Staples)	725,286

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
100,422	Rexel SA (Industrials)	$ 1,475,246
15,495	Safran SA (Industrials)	1,847,619
59,917	Sanofi (Health Care)	4,590,234
20,210	Schneider Electric SE (Industrials)	1,740,554
11,643	SCOR SE (Financials)	429,200
11,888	SEB SA (Consumer Discretionary)	2,143,975
8,957	Societe BIC SA (Industrials)(a)	869,898
43,265	Societe Generale SA (Financials)(a)	1,861,296
3,626	Sodexo SA (Consumer Discretionary)	351,393
18,247	Suez (Utilities)(a)	250,911
2,800	Teleperformance (Industrials)	441,893
7,872	Thales SA (Industrials)	1,000,680
70,238	TOTAL SA (Energy)	4,267,517
23,571	Ubisoft Entertainment SA (Information Technology)*	2,548,386
2,252	Unibail-Rodamco SE REIT (Real Estate)	506,168
10,307	Valeo SA (Consumer Discretionary)*	653,543
60,620	Veolia Environnement SA (Utilities)(a)	1,374,192
26,124	Vinci SA (Industrials)	2,553,003
14,969	Vivendi SA (Consumer Discretionary)	376,026
2,185	Wendel SA (Financials)	288,212

		103,954,327

Germany – 7.3%
3,926	1&1 Drillisch AG (Telecommunication Services)	271,303
19,142	adidas AG (Consumer Discretionary)	4,325,886
21,722	Allianz SE (Financials)	4,472,306
9,732	Axel Springer SE (Consumer Discretionary)	705,466
29,857	BASF SE (Materials)	2,936,287
39,530	Bayer AG (Health Care)	4,700,162
4,449	Bayerische Motoren Werke AG (Consumer Discretionary)	443,405
22,037	Beiersdorf AG (Consumer Staples)	2,527,619
8,862	Brenntag AG (Industrials)	510,403
37,500	Commerzbank AG (Financials)*	382,714
3,304	Continental AG (Consumer Discretionary)	837,302
11,199	Covestro AG (Materials)(b)	1,018,878
19,043	Daimler AG (Consumer Discretionary)	1,371,078
19,527	Deutsche Boerse AG (Financials)	2,607,618
99,331	Deutsche Lufthansa AG (Industrials)	2,695,815
95,347	Deutsche Post AG (Industrials)	3,613,863
145,030	Deutsche Telekom AG (Telecommunication Services)	2,238,060
10,868	Deutsche Wohnen SE (Real Estate)	509,098
98,611	E.ON SE (Utilities)	1,044,265
9,120	Evonik Industries AG (Materials)	319,160
5,459	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	509,911
13,353	Fresenius Medical Care AG & Co KGaA (Health Care)	1,331,438
20,961	Fresenius SE & Co KGaA (Health Care)	1,609,001
3,994	Hannover Rueck SE (Financials)	503,517
10,311	HeidelbergCement AG (Materials)	912,331
8,622	Henkel AG & Co KGaA (Consumer Staples)	970,717
5,094	HOCHTIEF AG (Industrials)	934,747

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
25,560	HUGO BOSS AG (Consumer Discretionary)	$ 2,293,806
37,142	Infineon Technologies AG (Information Technology)	1,018,429
6,604	KION Group AG (Industrials)	536,073
3,029	LANXESS AG (Materials)	239,300
3,349	Linde AG (Materials)	766,220
5,028	MAN SE (Industrials)	546,421
15,959	Merck KGaA (Health Care)	1,627,051
31,363	METRO AG (Consumer Staples)	421,747
3,336	MTU Aero Engines AG (Industrials)	629,678
4,187	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	861,663
7,547	OSRAM Licht AG (Industrials)	444,709
23,078	ProSiebenSat.1 Media SE (Consumer Discretionary)	678,053
2,265	Puma SE (Consumer Discretionary)	1,372,202
28,624	RWE AG (Utilities)	648,041
40,931	SAP SE (Information Technology)	4,603,004
24,716	Siemens AG (Industrials)	3,216,884
7,058	Symrise AG (Materials)	572,267
105,999	Telefonica Deutschland Holding AG (Telecommunication Services)	447,417
39,496	TUI AG (Consumer Discretionary)	918,142
43,669	Uniper SE (Utilities)	1,382,947
8,886	United Internet AG (Information Technology)	566,346
22,958	Vonovia SE (Real Estate)	1,081,602
6,728	Wirecard AG (Information Technology)	1,037,852
31,641	Zalando SE (Consumer Discretionary)*(b)	1,682,368

		71,894,572

Hong Kong – 3.4%
448,786	AIA Group Ltd. (Financials)	4,119,324
39,784	ASM Pacific Technology Ltd. (Information Technology)	522,396
48,397	Bank of East Asia Ltd. (The) (Financials)	200,828
83,643	CK Asset Holdings Ltd. (Real Estate)	698,433
98,175	CK Hutchison Holdings Ltd. (Industrials)	1,108,265
33,571	CK Infrastructure Holdings Ltd. (Utilities)	253,361
76,029	CLP Holdings Ltd. (Utilities)	798,658
182,479	Dairy Farm International Holdings Ltd. (Consumer Staples)	1,563,845
97,410	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	857,475
82,048	Hang Lung Group Ltd. (Real Estate)	254,172
103,012	Hang Lung Properties Ltd. (Real Estate)	233,756
47,124	Hang Seng Bank Ltd. (Financials)	1,179,279
74,322	Henderson Land Development Co. Ltd. (Real Estate)	488,901
455,416	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(b)	440,080
339,011	HKT Trust & HKT Ltd. (Telecommunication Services)	425,700
372,879	Hong Kong & China Gas Co. Ltd. (Utilities)	806,209
74,449	Hong Kong Exchanges & Clearing Ltd. (Financials)	2,408,821

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
29,780	Hongkong Land Holdings Ltd. (Real Estate)	$ 216,203
35,102	Hysan Development Co. Ltd. (Real Estate)	202,938
8,141	Jardine Matheson Holdings Ltd. (Industrials)	508,324
12,775	Jardine Strategic Holdings Ltd. (Industrials)	457,345
240,470	Kerry Properties Ltd. (Real Estate)	1,286,018
96,169	Link REIT (Real Estate)	850,842
12,361	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)	403,710
86,787	MTR Corp. Ltd. (Industrials)	488,472
152,034	New World Development Co. Ltd. (Real Estate)	233,357
358,551	NWS Holdings Ltd. (Industrials)	667,356
2,290,050	PCCW Ltd. (Telecommunication Services)	1,348,780
37,231	Power Assets Holdings Ltd. (Utilities)	258,913
197,435	Shangri-La Asia Ltd. (Consumer Discretionary)	394,661
2,142,976	SJM Holdings Ltd. (Consumer Discretionary)	3,076,166
63,978	Sun Hung Kai Properties Ltd. (Real Estate)	1,032,568
80,951	Swire Pacific Ltd., Class A (Real Estate)	834,881
82,768	Swire Properties Ltd. (Real Estate)	324,460
126,073	Techtronic Industries Co. Ltd. (Consumer Discretionary)	756,199
2,025,683	WH Group Ltd. (Consumer Staples)(b)	2,078,842
76,308	Wharf Real Estate Investment Co. Ltd. (Real Estate)	589,031
124,124	Wheelock & Co. Ltd. (Real Estate)	935,185

		33,303,754

Ireland – 0.4%
6,193	AerCap Holdings NV (Industrials)*	342,535
69,107	Bank of Ireland Group PLC (Financials)	570,327
30,175	CRH PLC (Materials)	1,113,055
34,350	James Hardie Industries PLC CDI (Materials)	576,219
10,160	Kerry Group PLC, Class A (Consumer Staples)	1,069,158
4,910	Smurfit Kappa Group PLC (Materials)	202,893

		3,874,187

Israel – 0.9%
63,963	Bank Hapoalim BM (Financials)	441,316
181,333	Bank Leumi Le-Israel BM (Financials)	1,130,122
522,244	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	638,365
6,921	Check Point Software Technologies Ltd. (Information Technology)*	673,829
6,544	Frutarom Industries Ltd. (Materials)	640,292
27,617	Mizrahi Tefahot Bank Ltd. (Financials)	527,424
13,053	Nice Ltd. (Information Technology)*	1,369,011
159,597	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	3,431,336

		8,851,695

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – 2.3%
62,723	Assicurazioni Generali SpA (Financials)(a)	$ 1,065,301
13,374	Atlantia SpA (Industrials)	387,008
59,387	Davide Campari-Milano SpA (Consumer Staples)	442,970
259,490	Enel SpA (Utilities)	1,424,551
67,870	Eni SpA (Energy)	1,227,189
15,531	Ferrari NV (Consumer Discretionary)	2,021,421
564,148	Intesa Sanpaolo SpA (Financials)	1,655,873
194,593	Intesa Sanpaolo SpA-RSP (Financials)	584,907
44,776	Luxottica Group SpA (Consumer Discretionary)	2,784,786
56,517	Mediobanca Banca di Credito Finanziario SpA (Financials)	532,264
43,532	Moncler SpA (Consumer Discretionary)	1,995,501
85,043	Poste Italiane SpA (Financials)(b)	727,059
66,396	Prysmian SpA (Industrials)	1,844,596
22,606	Recordati SpA (Health Care)	836,499
107,376	Snam SpA (Energy)	439,693
1,849,615	Telecom Italia SpA (Telecommunication Services)*	1,483,703
2,260,828	Telecom Italia SpA-RSP (Telecommunication Services)	1,580,799
93,141	Terna Rete Elettrica Nazionale SpA (Utilities)	492,626
74,497	UniCredit SpA (Financials)	1,229,097

		22,755,843

Japan – 22.9%
10,099	ABC-Mart, Inc. (Consumer Discretionary)	622,793
41,191	Aeon Co. Ltd. (Consumer Staples)	818,550
14,863	Ajinomoto Co., Inc. (Consumer Staples)	284,483
58,895	Alfresa Holdings Corp. (Health Care)	1,492,364
14,408	ANA Holdings, Inc. (Industrials)	581,121
9,765	Aozora Bank Ltd. (Financials)	387,382
27,147	Asahi Group Holdings Ltd. (Consumer Staples)	1,423,253
53,626	Asahi Kasei Corp. (Materials)	738,163
35,641	Asics Corp. (Consumer Discretionary)	595,739
164,925	Astellas Pharma, Inc. (Health Care)	2,526,740
39,332	Bandai Namco Holdings, Inc. (Consumer Discretionary)	1,676,167
5,648	Bank of Kyoto Ltd. (The) (Financials)	296,319
13,064	Benesse Holdings, Inc. (Consumer Discretionary)	476,170
26,292	Bridgestone Corp. (Consumer Discretionary)	1,056,326
66,153	Brother Industries Ltd. (Information Technology)	1,388,272
49,190	Calbee, Inc. (Consumer Staples)(a)	1,797,453
59,786	Canon, Inc. (Information Technology)	2,043,768
19,294	Casio Computer Co. Ltd. (Consumer Discretionary)	295,683
4,499	Central Japan Railway Co. (Industrials)	932,141
28,845	Chubu Electric Power Co., Inc. (Utilities)	447,496
9,452	Chugai Pharmaceutical Co. Ltd. (Health Care)	535,044
26,054	Chugoku Electric Power Co., Inc. (The) (Utilities)(a)	341,247

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
30,187	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	$ 1,273,942
20,959	CyberAgent, Inc. (Consumer Discretionary)	1,097,673
13,626	Dai Nippon Printing Co. Ltd. (Industrials)	293,728
10,150	Daifuku Co. Ltd. (Industrials)	527,843
18,606	Dai-ichi Life Holdings, Inc. (Financials)	347,733
30,543	Daiichi Sankyo Co. Ltd. (Health Care)	982,538
9,176	Daikin Industries Ltd. (Industrials)	1,062,489
8,548	Daito Trust Construction Co. Ltd. (Real Estate)	1,398,113
16,391	Daiwa House Industry Co. Ltd. (Real Estate)	595,474
189	Daiwa House REIT Investment Corp. REIT (Real Estate)	446,384
36,608	Daiwa Securities Group, Inc. (Financials)	212,852
20,217	DeNA Co. Ltd. (Information Technology)	389,658
12,746	Denso Corp. (Consumer Discretionary)	620,612
2,836	Disco Corp. (Information Technology)	536,424
7,073	Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	377,591
5,782	East Japan Railway Co. (Industrials)	572,372
11,132	Eisai Co. Ltd. (Health Care)	807,094
20,252	Electric Power Development Co. Ltd. (Utilities)	538,898
6,318	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)(a)	657,126
3,336	FANUC Corp. (Industrials)	714,517
6,024	Fast Retailing Co. Ltd. (Consumer Discretionary)	2,646,468
27,503	Fuji Electric Co. Ltd. (Industrials)	196,694
39,496	FUJIFILM Holdings Corp. (Information Technology)	1,520,293
239,205	Fujitsu Ltd. (Information Technology)	1,467,881
23,989	Hakuhodo DY Holdings, Inc. (Consumer Discretionary)	364,764
11,650	Hankyu Hanshin Holdings, Inc. (Industrials)	481,463
9,340	Hikari Tsushin, Inc. (Consumer Discretionary)	1,662,622
5,671	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	472,910
23,816	Hitachi Construction Machinery Co. Ltd. (Industrials)	881,222
216,811	Hitachi Ltd. (Information Technology)	1,589,688
100,767	Honda Motor Co. Ltd. (Consumer Discretionary)	3,197,053
2,682	Hoshizaki Corp. (Industrials)	269,817
42,614	Hoya Corp. (Health Care)	2,538,915
24,042	Idemitsu Kosan Co. Ltd. (Energy)	808,813
9,826	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	188,028
29,595	Inpex Corp. (Energy)	330,695
62,309	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	770,798
124,893	ITOCHU Corp. (Industrials)	2,351,982
19,376	Japan Airlines Co. Ltd. (Industrials)	752,248
8,220	Japan Airport Terminal Co. Ltd. (Industrials)	379,809
16,309	Japan Exchange Group, Inc. (Financials)	310,583
22,005	Japan Post Bank Co. Ltd. (Financials)	275,658
33,918	Japan Post Holdings Co. Ltd. (Financials)	389,302

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
119	Japan Prime Realty Investment Corp. REIT (Real Estate)	$ 433,195
90	Japan Real Estate Investment Corp. REIT (Real Estate)	473,008
209	Japan Retail Fund Investment Corp. REIT (Real Estate)	379,738
27,748	Japan Tobacco, Inc. (Consumer Staples)	749,856
18,230	JGC Corp. (Industrials)	381,396
215,200	JXTG Holdings, Inc. (Energy)	1,392,278
74,873	Kajima Corp. (Industrials)	611,968
120,763	Kakaku.com, Inc. (Information Technology)	2,633,233
21,602	Kamigumi Co. Ltd. (Industrials)	473,616
19,527	Kaneka Corp. (Materials)	201,300
115,039	Kansai Electric Power Co., Inc. (The) (Utilities)	1,658,163
11,357	Kansai Paint Co. Ltd. (Materials)	244,189
48,217	Kao Corp. (Consumer Staples)	3,746,587
32,464	KDDI Corp. (Telecommunication Services)	880,139
10,970	Keihan Holdings Co. Ltd. (Industrials)	372,078
12,119	Keikyu Corp. (Industrials)	204,465
6,490	Keio Corp. (Industrials)	302,263
8,585	Keisei Electric Railway Co. Ltd. (Industrials)	291,974
3,278	Keyence Corp. (Information Technology)	2,016,372
16,082	Kikkoman Corp. (Consumer Staples)	760,840
9,426	Kintetsu Group Holdings Co. Ltd. (Industrials)	395,190
47,910	Kirin Holdings Co. Ltd. (Consumer Staples)	1,364,825
4,343	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	384,152
74,874	Kobe Steel Ltd. (Materials)	753,254
5,324	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	392,519
24,766	Komatsu Ltd. (Industrials)	817,669
4,517	Konami Holdings Corp. (Information Technology)	212,452
155,411	Konica Minolta, Inc. (Information Technology)	1,421,865
17,769	Kose Corp. (Consumer Staples)	3,871,253
11,874	Kubota Corp. (Industrials)	200,332
20,650	Kuraray Co. Ltd. (Materials)	317,034
15,097	Kurita Water Industries Ltd. (Industrials)	434,936
21,035	Kyushu Electric Power Co., Inc. (Utilities)	248,985
9,394	Kyushu Railway Co. (Industrials)	299,602
22,586	Lawson, Inc. (Consumer Staples)	1,473,926
26,635	LINE Corp. (Information Technology)*	968,367
84,606	Lion Corp. (Consumer Staples)	1,552,025
45,750	M3, Inc. (Health Care)	1,918,093
9,902	Makita Corp. (Industrials)	442,945
196,485	Marubeni Corp. (Industrials)	1,534,335
9,581	Marui Group Co. Ltd. (Consumer Discretionary)	194,980
10,899	Maruichi Steel Tube Ltd. (Materials)	361,645
142,355	Mazda Motor Corp. (Consumer Discretionary)	1,795,079
18,795	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	948,010
18,765	Medipal Holdings Corp. (Health Care)	433,696
27,238	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,324,049

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
46,727	MISUMI Group, Inc. (Industrials)	$ 1,354,780
191,868	Mitsubishi Chemical Holdings Corp. (Materials)	1,780,137
77,285	Mitsubishi Corp. (Industrials)	2,156,112
52,906	Mitsubishi Electric Corp. (Industrials)	752,356
16,427	Mitsubishi Estate Co. Ltd. (Real Estate)	298,769
21,793	Mitsubishi Heavy Industries Ltd. (Industrials)	826,427
12,144	Mitsubishi Tanabe Pharma Corp. (Health Care)	217,965
379,601	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,291,337
193,188	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,157,581
101,514	Mitsui & Co. Ltd. (Industrials)	1,791,176
11,492	Mitsui Chemicals, Inc. (Materials)	333,194
8,893	Mitsui Fudosan Co. Ltd. (Real Estate)	223,870
1,077,453	Mizuho Financial Group, Inc. (Financials)	1,881,291
8,974	MS&AD Insurance Group Holdings, Inc. (Financials)	286,124
3,880	Murata Manufacturing Co. Ltd. (Information Technology)	578,009
9,209	Nabtesco Corp. (Industrials)	301,754
28,224	Nagoya Railroad Co. Ltd. (Industrials)	726,870
68,650	NEC Corp. (Information Technology)	1,939,855
35,738	Nexon Co. Ltd. (Information Technology)*	592,426
7,083	NH Foods Ltd. (Consumer Staples)	291,743
7,129	Nidec Corp. (Industrials)	1,107,949
64,024	Nikon Corp. (Consumer Discretionary)	1,040,106
2,531	Nintendo Co. Ltd. (Information Technology)	1,048,323
90	Nippon Building Fund, Inc. REIT (Real Estate)	505,316
10,540	Nippon Electric Glass Co. Ltd. (Information Technology)	286,383
11,721	Nippon Express Co. Ltd. (Industrials)	883,566
211	Nippon Prologis REIT, Inc. (Real Estate)	440,858
41,680	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,958,839
9,535	Nissan Chemical Industries Ltd. (Materials)	449,346
65,278	Nissan Motor Co. Ltd. (Consumer Discretionary)	649,205
24,631	Nisshin Seifun Group, Inc. (Consumer Staples)	521,435
6,996	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	521,585
17,779	Nitori Holdings Co. Ltd. (Consumer Discretionary)	3,062,580
2,719	Nitto Denko Corp. (Materials)	214,202
47,769	Nomura Holdings, Inc. (Financials)	248,023
348	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	488,151
9,528	Nomura Research Institute Ltd. (Information Technology)	480,588
77,298	NTT Data Corp. (Information Technology)	865,863
57,308	NTT DOCOMO, Inc. (Telecommunication Services)	1,486,437
7,709	Obic Co. Ltd. (Information Technology)	668,404
15,332	Odakyu Electric Railway Co. Ltd. (Industrials)	332,338

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
111,423	Oji Holdings Corp. (Materials)	$ 733,282
27,171	Olympus Corp. (Health Care)	965,346
22,258	Omron Corp. (Information Technology)	1,173,900
7,912	Ono Pharmaceutical Co. Ltd. (Health Care)	196,589
16,374	Oracle Corp. Japan (Information Technology)	1,249,394
11,153	Oriental Land Co. Ltd. (Consumer Discretionary)	1,144,608
55,662	ORIX Corp. (Financials)	935,769
30,386	Osaka Gas Co. Ltd. (Utilities)	664,104
12,525	Otsuka Corp. (Information Technology)	518,200
12,730	Otsuka Holdings Co. Ltd. (Health Care)	634,948
75,447	Panasonic Corp. (Consumer Discretionary)	1,034,362
10,203	Park24 Co. Ltd. (Industrials)	275,912
42,655	Persol Holdings Co. Ltd. (Industrials)	915,957
67,889	Pola Orbis Holdings, Inc. (Consumer Staples)	3,368,049
133,455	Recruit Holdings Co. Ltd. (Industrials)	3,721,926
106,013	Resona Holdings, Inc. (Financials)	592,197
2,874	Rinnai Corp. (Consumer Discretionary)	275,113
6,931	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,360,412
7,539	Sankyo Co. Ltd. (Consumer Discretionary)	299,423
34,746	SBI Holdings, Inc. (Financials)	951,122
6,671	Secom Co. Ltd. (Industrials)	498,521
29,207	Sega Sammy Holdings, Inc. (Consumer Discretionary)	517,228
11,068	Seiko Epson Corp. (Information Technology)	194,476
34,944	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	575,083
17,862	Sekisui House Ltd. (Consumer Discretionary)	319,278
33,237	Seven & i Holdings Co. Ltd. (Consumer Staples)	1,474,855
9,857	SG Holdings Co. Ltd. (Industrials)	223,913
24,610	Shimadzu Corp. (Information Technology)	680,685
6,357	Shimamura Co. Ltd. (Consumer Discretionary)	650,650
2,101	Shimano, Inc. (Consumer Discretionary)	297,615
4,507	Shin-Etsu Chemical Co. Ltd. (Materials)	451,758
23,025	Shinsei Bank Ltd. (Financials)	364,518
15,808	Shionogi & Co. Ltd. (Health Care)	831,395
63,522	Shiseido Co. Ltd. (Consumer Staples)	5,043,405
15,618	Showa Shell Sekiyu KK (Energy)	208,154
1,687	SMC Corp. (Industrials)	643,310
6,858	SoftBank Group Corp. (Telecommunication Services)	490,150
46,602	Sony Corp. (Consumer Discretionary)	2,213,322
11,853	Stanley Electric Co. Ltd. (Consumer Discretionary)	405,301
88,907	Start Today Co. Ltd. (Consumer Discretionary)	3,097,363
17,322	Subaru Corp. (Consumer Discretionary)	530,924
16,247	SUMCO Corp. (Information Technology)	396,137
104,034	Sumitomo Chemical Co. Ltd. (Materials)	631,031
97,341	Sumitomo Corp. (Industrials)	1,637,357

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
39,156	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	$ 815,592
19,613	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	296,871
11,616	Sumitomo Metal Mining Co. Ltd. (Materials)	445,416
56,684	Sumitomo Mitsui Financial Group, Inc. (Financials)	2,349,377
15,088	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	630,767
8,058	Sumitomo Realty & Development Co. Ltd. (Real Estate)	305,054
25,198	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	423,272
24,621	Sundrug Co. Ltd. (Consumer Staples)	1,121,763
24,361	Suntory Beverage & Food Ltd. (Consumer Staples)	1,085,252
42,485	Suzuken Co. Ltd. (Health Care)	1,908,296
12,720	Suzuki Motor Corp. (Consumer Discretionary)	733,146
25,947	Sysmex Corp. (Health Care)	2,342,860
7,952	Taiheiyo Cement Corp. (Materials)	294,966
14,892	Taisei Corp. (Industrials)	821,051
4,732	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	503,928
12,647	Taiyo Nippon Sanso Corp. (Materials)	187,880
20,599	Takeda Pharmaceutical Co. Ltd. (Health Care)	844,095
2,122	TDK Corp. (Information Technology)	191,018
24,491	Teijin Ltd. (Materials)	476,092
13,149	Terumo Corp. (Health Care)	781,836
15,353	Tobu Railway Co. Ltd. (Industrials)	476,933
9,326	Toho Co. Ltd. (Consumer Discretionary)	324,472
8,689	Toho Gas Co. Ltd. (Utilities)	274,718
31,547	Tohoku Electric Power Co., Inc. (Utilities)	403,321
11,794	Tokio Marine Holdings, Inc. (Financials)	568,830
6,222	Tokyo Century Corp. (Financials)	375,113
370,931	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	1,765,119
8,982	Tokyo Electron Ltd. (Information Technology)	1,686,528
12,008	Tokyo Gas Co. Ltd. (Utilities)	327,707
22,937	Tokyu Corp. (Industrials)	408,304
208,856	Tokyu Fudosan Holdings Corp. (Real Estate)	1,545,586
42,409	Toppan Printing Co. Ltd. (Industrials)	346,626
49,175	Toray Industries, Inc. (Materials)	403,240
113,159	Toshiba Corp. (Industrials)*	318,714
29,715	Tosoh Corp. (Materials)	522,395
8,469	TOTO Ltd. (Industrials)	444,321
9,996	Toyo Suisan Kaisha Ltd. (Consumer Staples)	357,444
8,514	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	224,830
60,822	Toyota Motor Corp. (Consumer Discretionary)	3,874,537
16,371	Toyota Tsusho Corp. (Industrials)	566,570
6,312	Trend Micro, Inc. (Information Technology)	359,042
8,626	Tsuruha Holdings, Inc. (Consumer Staples)	1,285,424
30,390	Unicharm Corp. (Consumer Staples)	945,728
305	United Urban Investment Corp. REIT (Real Estate)	468,259
16,109	USS Co. Ltd. (Consumer Discretionary)	305,588

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
9,183	West Japan Railway Co. (Industrials)	$ 661,646
7,780	Yakult Honsha Co. Ltd. (Consumer Staples)	512,723
135,734	Yamada Denki Co. Ltd. (Consumer Discretionary)	704,625
25,339	Yamaguchi Financial Group, Inc. (Financials)	306,228
7,596	Yamaha Corp. (Consumer Discretionary)	397,122
7,123	Yamaha Motor Co. Ltd. (Consumer Discretionary)	206,521
127,085	Yamazaki Baking Co. Ltd. (Consumer Staples)	2,760,556
19,447	Yaskawa Electric Corp. (Information Technology)	787,582
22,707	Yokogawa Electric Corp. (Information Technology)	415,705
29,950	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	653,334

		225,297,555

Luxembourg – 0.4%
75,728	ArcelorMittal (Materials)	2,448,605
15,836	RTL Group SA (Consumer Discretionary)	1,193,230

		3,641,835

Macau – 0.1%
47,236	Sands China Ltd. (Consumer Discretionary)	282,724
140,157	Wynn Macau Ltd. (Consumer Discretionary)	537,818

		820,542

Netherlands – 3.7%
23,959	ABN AMRO Group NV (Financials)(a)(b)	621,434
220,691	Aegon NV (Financials)(a)	1,372,044
7,860	Akzo Nobel NV (Materials)	689,041
11,566	ASML Holding NV (Information Technology)	2,260,066
22,010	EXOR NV (Financials)	1,592,921
25,004	Heineken Holding NV (Consumer Staples)	2,431,290
13,033	Heineken NV (Consumer Staples)	1,302,877
142,459	ING Groep NV (Financials)	2,071,670
142,236	Koninklijke Ahold Delhaize NV (Consumer Staples)	3,263,194
8,488	Koninklijke DSM NV (Materials)	843,967
137,131	Koninklijke KPN NV (Telecommunication Services)	372,490
49,915	Koninklijke Philips NV (Health Care)	2,040,467
42,771	NN Group NV (Financials)	1,835,301
19,069	NXP Semiconductors NV (Information Technology)*	2,173,866
25,335	Randstad NV (Industrials)	1,510,025
154,373	Royal Dutch Shell PLC, Class A (Energy)	5,355,209
123,091	Royal Dutch Shell PLC, Class B (Energy)	4,384,689
11,917	Unibail-Rodamco SE & WFD Unibail-Rodamco NV CDI (Real Estate)*	132,640
32,007	Wolters Kluwer NV (Industrials)	1,794,859

		36,048,050

Shares	Description	Value
Common Stocks – (continued)
New Zealand – 0.2%
77,768	a2 Milk Co. Ltd. (Consumer Staples)*	$ 593,132
74,245	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	691,808
95,609	Meridian Energy Ltd. (Utilities)	200,246
41,104	Ryman Healthcare Ltd. (Health Care)	328,783

		1,813,969

Norway – 0.7%
14,930	Aker BP ASA (Energy)	545,560
24,347	DNB ASA (Financials)	435,908
44,833	Equinor ASA (Energy)(a)	1,179,650
30,486	Gjensidige Forsikring ASA (Financials)	470,560
49,195	Marine Harvest ASA (Consumer Staples)	984,195
119,695	Norsk Hydro ASA (Materials)	751,005
43,565	Orkla ASA (Consumer Staples)	392,921
45,616	Schibsted ASA, Class B (Consumer Discretionary)	1,237,603
30,079	Telenor ASA (Telecommunication Services)	619,589

		6,616,991

Portugal – 0.2%
128,934	EDP - Energias de Portugal SA (Utilities)	504,191
18,632	Galp Energia SGPS SA (Energy)	345,702
74,130	Jeronimo Martins SGPS SA (Consumer Staples)	1,163,854

		2,013,747

Singapore – 1.4%
148,343	Ascendas Real Estate Investment Trust REIT (Real Estate)	293,924
343,477	CapitaLand Commercial Trust REIT (Real Estate)	439,153
160,188	CapitaLand Mall Trust REIT (Real Estate)	247,927
37,884	City Developments Ltd. (Real Estate)	317,529
124,821	DBS Group Holdings Ltd. (Financials)	2,647,704
38,491	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	988,860
50,844	Keppel Corp. Ltd. (Industrials)	293,100
284,645	Oversea-Chinese Banking Corp. Ltd. (Financials)	2,668,846
23,764	Singapore Airlines Ltd. (Industrials)	200,425
424,275	Singapore Exchange Ltd. (Financials)	2,296,722
147,442	Singapore Telecommunications Ltd. (Telecommunication Services)	361,591
269,560	Suntec Real Estate Investment Trust REIT (Real Estate)	362,786
80,645	United Overseas Bank Ltd. (Financials)	1,696,774
69,032	UOL Group Ltd. (Real Estate)	419,111
26,602	Venture Corp. Ltd. (Information Technology)	419,681

		13,654,133

South Africa – 0.6%
172,682	Anglo American PLC (Materials)	4,129,596
71,837	Investec PLC (Financials)	531,098
193,946	Mediclinic International PLC (Health Care)	1,576,834

		6,237,528

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – 2.4%
48,939	ACS Actividades de Construccion y Servicios SA (Industrials)	$ 2,028,561
5,725	Aena SME SA (Industrials)(b)	1,097,983
43,920	Amadeus IT Group SA (Information Technology)	3,481,084
149,437	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,018,542
496,802	Banco de Sabadell SA (Financials)	833,921
608,592	Banco Santander SA (Financials)	3,267,883
31,894	Bankinter SA (Financials)	306,923
134,932	CaixaBank SA (Financials)	572,692
17,242	Enagas SA (Energy)	459,087
18,706	Endesa SA (Utilities)	411,490
19,553	Ferrovial SA (Industrials)	397,826
15,176	Gas Natural SDG SA (Utilities)	371,837
12,718	Grifols SA (Health Care)	374,112
133,166	Iberdrola SA (Utilities)	943,860
86,655	Industria de Diseno Textil SA (Consumer Discretionary)	2,732,125
332,408	Mapfre SA (Financials)	1,005,747
21,008	Red Electrica Corp. SA (Utilities)	408,302
171,502	Repsol SA (Energy)	3,264,167
109,939	Telefonica SA (Telecommunication Services)	968,520

		23,944,662

Sweden – 2.2%
22,212	Alfa Laval AB (Industrials)	553,810
26,724	Assa Abloy AB, Class B (Industrials)	573,714
39,075	Atlas Copco AB, Class A (Industrials)	1,548,541
15,860	Atlas Copco AB, Class B (Industrials)	572,861
30,320	Boliden AB (Materials)	1,067,175
37,237	Electrolux AB, Series B (Consumer Discretionary)	917,465
12,174	Essity AB, Class B (Consumer Staples)	308,771
131,775	Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	1,982,660
11,746	Hexagon AB, Class B (Information Technology)	660,602
43,561	Husqvarna AB, Class B (Consumer Discretionary)	427,536
12,355	ICA Gruppen AB (Consumer Staples)(a)	380,651
32,704	Industrivarden AB, Class C (Financials)	685,800
19,833	Investor AB, Class B (Financials)	821,014
12,930	Kinnevik AB, Class B (Financials)	449,755
20,699	L E Lundbergforetagen AB, Class B (Financials)	667,491
12,707	Lundin Petroleum AB (Energy)	402,287
72,878	Nordea Bank AB (Financials)	699,758
51,631	Sandvik AB (Industrials)	894,453
86,522	Securitas AB, Class B (Industrials)	1,392,119
56,863	Skandinaviska Enskilda Banken AB, Class A (Financials)	511,475
13,429	Skanska AB, Class B (Industrials)	246,860
13,156	SKF AB, Class B (Industrials)	255,100
41,455	Svenska Handelsbanken AB, Class A (Financials)	453,711
30,302	Swedbank AB, Class A (Financials)	628,911
34,456	Swedish Match AB (Consumer Staples)	1,630,786

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
30,580	Tele2 AB, Class B (Telecommunication Services)	$ 373,607
196,048	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	1,419,798
121,671	Telia Co. AB (Telecommunication Services)	569,525
47,141	Volvo AB, Class B (Industrials)	809,997

		21,906,233

Switzerland – 7.6%
26,235	ABB Ltd. (Industrials)	594,831
14,493	Adecco Group AG (Industrials)	871,556
3,276	Baloise Holding AG (Financials)	481,853
727	Barry Callebaut AG (Consumer Staples)	1,274,154
182	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	1,167,237
13,779	Cie Financiere Richemont SA (Consumer Discretionary)	1,266,193
26,251	Clariant AG (Materials)*	634,980
62,978	Coca-Cola HBC AG (Consumer Staples)*	2,153,704
60,558	Credit Suisse Group AG (Financials)*	925,217
2,731	Dufry AG (Consumer Discretionary)*(a)	373,495
1,214	EMS-Chemie Holding AG (Materials)	761,297
44,434	Ferguson PLC (Industrials)	3,454,149
1,421	Geberit AG (Industrials)	615,463
395	Givaudan SA (Materials)	881,930
582,726	Glencore PLC (Materials)*	2,884,893
8,242	Julius Baer Group Ltd. (Financials)*	482,062
18,745	Kuehne + Nagel International AG (Industrials)	2,833,391
6,107	LafargeHolcim Ltd. (Materials)*	313,332
2,340	Lonza Group AG (Health Care)*	627,666
156,130	Nestle SA (Consumer Staples)	11,812,582
103,608	Novartis AG (Health Care)	7,689,187
12,516	Pargesa Holding SA (Financials)	1,096,789
5,067	Partners Group Holding AG (Financials)	3,669,722
36,490	Roche Holding AG (Health Care)	7,833,602
2,286	Schindler Holding AG (Industrials)	470,175
3,109	Schindler Holding AG Participation Certificates (Industrials)	658,421
809	SGS SA (Industrials)	2,097,590
176	Sika AG (Materials)	1,408,931
7,449	Sonova Holding AG (Health Care)	1,303,253
109,703	STMicroelectronics NV (Information Technology)	2,607,226
2,599	Straumann Holding AG (Health Care)	1,717,069
3,992	Swatch Group AG (The) - Bearer (Consumer Discretionary)	1,941,791
15,657	Swatch Group AG (The) - Registered (Consumer Discretionary)	1,394,335
3,850	Swiss Life Holding AG (Financials)*	1,315,838
5,736	Swiss Prime Site AG (Real Estate)*	536,492
6,954	Swiss Re AG (Financials)	602,524
1,176	Swisscom AG (Telecommunication Services)	525,857
2,257	Temenos AG (Information Technology)*	335,186
93,383	UBS Group AG (Financials)*	1,410,576
2,898	Vifor Pharma AG (Health Care)	450,869
4,436	Zurich Insurance Group AG (Financials)	1,318,482

		74,793,900

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Arab Emirates – 0.0%(c)
10,845	NMC Health PLC (Health Care)*	$ 508,545

United Kingdom – 12.5%
217,445	3i Group PLC (Financials)	2,757,442
110,974	Admiral Group PLC (Financials)	2,843,340
23,752	Ashtead Group PLC (Industrials)	736,727
21,728	Associated British Foods PLC (Consumer Staples)	766,178
51,837	AstraZeneca PLC (Health Care)	3,770,280
453,302	Auto Trader Group PLC (Information Technology)(b)	2,126,836
113,039	Aviva PLC (Financials)	768,322
61,607	BAE Systems PLC (Industrials)	524,163
185,073	Barclays PLC (Financials)	485,738
128,026	Barratt Developments PLC (Consumer Discretionary)	929,473
22,397	Berkeley Group Holdings PLC (Consumer Discretionary)	1,265,418
608,342	BP PLC (Energy)	4,665,095
69,680	British American Tobacco PLC (Consumer Staples)	3,587,327
55,336	British Land Co. PLC (The) REIT (Real Estate)	499,231
147,655	BT Group PLC (Telecommunication Services)	402,582
17,645	Bunzl PLC (Industrials)	537,677
128,730	Burberry Group PLC (Consumer Discretionary)	3,544,087
742,956	Centrica PLC (Utilities)	1,442,389
60,305	CNH Industrial NV (Industrials)	705,348
16,145	Coca-Cola European Partners PLC (Consumer Staples)	613,026
29,773	Compass Group PLC (Consumer Discretionary)	640,812
15,918	Croda International PLC (Materials)	987,472
5,728	DCC PLC (Industrials)	549,925
82,361	Diageo PLC (Consumer Staples)	3,027,527
84,316	Direct Line Insurance Group PLC (Financials)	401,098
27,211	easyJet PLC (Industrials)	618,800
26,918	Experian PLC (Industrials)	659,597
190,079	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	4,304,456
192,970	GlaxoSmithKline PLC (Health Care)	3,913,261
131,063	Hargreaves Lansdown PLC (Financials)	3,325,790
763,981	HSBC Holdings PLC (Financials)	7,325,561
44,047	Imperial Brands PLC (Consumer Staples)	1,588,363
16,652	InterContinental Hotels Group PLC (Consumer Discretionary)	1,066,686
222,798	International Consolidated Airlines Group SA (Industrials)	2,020,240
12,252	Intertek Group PLC (Industrials)	891,129
628,797	J Sainsbury PLC (Consumer Staples)	2,663,245
8,709	Johnson Matthey PLC (Materials)	407,109
335,277	Kingfisher PLC (Consumer Discretionary)	1,361,609
35,825	Land Securities Group PLC REIT (Real Estate)	443,146
477,349	Legal & General Group PLC (Financials)	1,713,729
1,505,982	Lloyds Banking Group PLC (Financials)	1,266,688

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
20,047	London Stock Exchange Group PLC (Financials)	$ 1,194,265
403,570	Marks & Spencer Group PLC (Consumer Discretionary)(a)	1,525,110
88,624	Meggitt PLC (Industrials)	579,850
92,015	Merlin Entertainments PLC (Consumer Discretionary)(b)	449,109
13,233	Micro Focus International PLC (Information Technology)	234,721
31,342	Mondi PLC (Materials)	871,223
71,633	National Grid PLC (Utilities)	794,289
26,987	Next PLC (Consumer Discretionary)	2,082,796
246,076	Old Mutual PLC (Financials)	785,204
24,574	Pearson PLC (Consumer Discretionary)	294,818
35,183	Persimmon PLC (Consumer Discretionary)	1,325,837
105,445	Prudential PLC (Financials)	2,541,023
12,012	Reckitt Benckiser Group PLC (Consumer Staples)	920,825
84,429	RELX NV (Industrials)	1,840,988
65,951	RELX PLC (Industrials)	1,450,197
2,915,473	Rolls-Royce Holdings PLC (Industrials)*	3,879
46,127	Rolls-Royce Holdings PLC (Industrials)*	506,131
81,161	Royal Bank of Scotland Group PLC (Financials)*	297,100
462,397	Royal Mail PLC (Industrials)	3,131,821
72,020	RSA Insurance Group PLC (Financials)	624,642
256,609	Sage Group PLC (The) (Information Technology)	2,261,811
20,507	Schroders PLC (Financials)	883,301
145,115	Segro PLC REIT (Real Estate)	1,264,015
22,624	Severn Trent PLC (Utilities)	598,781
39,106	Sky PLC (Consumer Discretionary)	700,931
116,514	Smith & Nephew PLC (Health Care)	2,121,715
35,475	Smiths Group PLC (Industrials)	831,041
40,133	SSE PLC (Utilities)	730,286
23,260	St James’s Place PLC (Financials)	368,935
43,897	Standard Chartered PLC (Financials)	440,774
45,227	Standard Life Aberdeen PLC (Financials)	210,936
211,564	Taylor Wimpey PLC (Consumer Discretionary)	535,306
624,547	Tesco PLC (Consumer Staples)	2,041,899
76,945	Unilever NV (Consumer Staples)	4,287,905
78,622	Unilever PLC (Consumer Staples)	4,338,003
51,198	United Utilities Group PLC (Utilities)	528,527
894,743	Vodafone Group PLC (Telecommunication Services)	2,283,790
28,131	Whitbread PLC (Consumer Discretionary)	1,577,781
724,943	Wm Morrison Supermarkets PLC (Consumer Staples)	2,371,100
68,363	WPP PLC (Consumer Discretionary)	1,121,172

		123,098,759

United States – 0.6%
14,940	Carnival PLC (Consumer Discretionary)	961,592
12,190	QIAGEN NV (Health Care)*	441,965
43,180	Shire PLC (Health Care)	2,355,757
106,808	Valeant Pharmaceuticals International, Inc. (Health Care)*	2,349,084

		6,108,398

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Zambia – 0.0%(c)
23,505	First Quantum Minerals Ltd. (Materials)	$ 368,738

TOTAL COMMON STOCKS (Cost $872,750,964)		$970,695,642

Preferred Stocks – 0.5%
Germany – 0.5%
2,378	Bayerische Motoren Werke AG (Consumer Discretionary)	$ 208,049
36,232	FUCHS PETROLUB SE (Materials)	1,897,291
9,180	Henkel AG & Co KGaA (Consumer Staples)	1,132,126
7,270	Porsche Automobil Holding SE (Consumer Discretionary)	535,314
2,798	Sartorius AG (Health Care)	409,243
3,239	Volkswagen AG (Consumer Discretionary)	608,495

TOTAL PREFERRED STOCKS (Cost $4,722,505)		$ 4,790,518

Units	Description	Expiration Month	Value
Right – 0.0%(c)
Switzerland – 0.0%(c)
1,260	Sika AG (Materials)*(d)
(Cost $0)		05/18	$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $877,473,469)			$975,486,160

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 2.4%(e)
Goldman Sachs Financial Square Government Fund - Institutional Shares
23,627,759	1.674%	$ 23,627,759
(Cost $23,627,759)

TOTAL INVESTMENTS – 101.5% (Cost $901,101,228)		$999,113,919

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(14,609,149)

NET ASSETS – 100.0%		$984,504,770

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,748,020, which represents approximately 1.2% of net assets as of May 31, 2018.

(c)	Less than 0.05%

(d)	Security valued at $0.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$6,961,512	$134,525,645	$(117,859,398)	$23,627,759	23,627,759	$183,684

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$6,606,266	$—	$—
Asia	284,305,152	—	—
Europe	529,903,633	4,385,155	—
North America	85,925,651	—	—
Oceania	63,422,630	—	—
South America	560,006	377,667	—
Securities Lending Reinvestment Vehicle	23,627,759	—	—
Total	$994,351,097	$4,762,822	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Consumer Discretionary – 19.8%
1,441	ABC-Mart, Inc.	$ 88,865
1,229	Aisin Seiki Co. Ltd.	61,990
5,104	Asics Corp.	85,313
3,365	Bandai Namco Holdings, Inc.	143,402
2,188	Benesse Holdings, Inc.	79,750
8,890	Bridgestone Corp.	357,171
5,277	Casio Computer Co. Ltd.	80,871
2,826	CyberAgent, Inc.	148,004
4,538	Denso Corp.	220,958
1,291	Dentsu, Inc.	61,790
2,179	Don Quijote Holdings Co. Ltd.	116,326
732	Fast Retailing Co. Ltd.	321,583
5,763	Hakuhodo DY Holdings, Inc.	87,629
1,320	Hikari Tsushin, Inc.	234,974
27,008	Honda Motor Co. Ltd.	856,888
3,294	Iida Group Holdings Co. Ltd.	63,033
20,194	Isetan Mitsukoshi Holdings Ltd.	249,811
3,493	Isuzu Motors Ltd.	46,908
1,073	J Front Retailing Co. Ltd.	16,938
1,380	Koito Manufacturing Co. Ltd.	101,742
2,734	Marui Group Co. Ltd.	55,639
35,945	Mazda Motor Corp.	453,262
3,585	McDonald’s Holdings Co. Japan Ltd.	180,826
6,882	Mitsubishi Motors Corp.	52,195
701	NGK Spark Plug Co. Ltd.	19,228
10,770	Nikon Corp.	174,965
17,126	Nissan Motor Co. Ltd.	170,322
1,658	Nitori Holdings Co. Ltd.	285,604
1,032	NOK Corp.	19,435
2,741	Oriental Land Co. Ltd.	281,303
28,536	Panasonic Corp.	391,222
4,270	Rakuten, Inc.	28,754
700	Rinnai Corp.	67,007
646	Ryohin Keikaku Co. Ltd.	220,001
1,169	Sankyo Co. Ltd.	46,429
7,442	Sega Sammy Holdings, Inc.	131,791
10,087	Sekisui Chemical Co. Ltd.	166,004
6,832	Sekisui House Ltd.	122,120
646	Sharp Corp.	17,220
1,066	Shimamura Co. Ltd.	109,107
693	Shimano, Inc.	98,166
15,558	Sony Corp.	738,914
2,458	Stanley Electric Co. Ltd.	84,049
4,159	Start Today Co. Ltd.	144,892
6,994	Subaru Corp.	214,368
5,509	Sumitomo Electric Industries Ltd.	83,387
4,269	Sumitomo Rubber Industries Ltd.	71,710
4,868	Suzuki Motor Corp.	280,578
4,700	Takashimaya Co. Ltd.	39,323
1,292	Toho Co. Ltd.	44,952
1,194	Toyoda Gosei Co. Ltd.	31,530
693	Toyota Industries Corp.	40,568
29,674	Toyota Motor Corp.	1,890,319
2,544	USS Co. Ltd.	48,260
40,993	Yamada Denki Co. Ltd.	212,804
2,476	Yamaha Corp.	129,446
4,113	Yamaha Motor Co. Ltd.	119,250
3,664	Yokohama Rubber Co. Ltd. (The)	79,927

		10,768,823

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – 11.7%
10,599	Aeon Co. Ltd.	$ 210,624
7,183	Ajinomoto Co., Inc.	137,485
7,557	Asahi Group Holdings Ltd.	396,196
2,546	Calbee, Inc.(a)	93,033
4,553	Coca-Cola Bottlers Japan Holdings, Inc.	192,144
1,892	FamilyMart UNY Holdings Co. Ltd.	196,784
12,667	Japan Tobacco, Inc.	342,310
6,404	Kao Corp.	497,607
3,690	Kikkoman Corp.	174,574
18,011	Kirin Holdings Co. Ltd.	513,084
2,015	Kobayashi Pharmaceutical Co. Ltd.	178,233
1,184	Kose Corp.	257,953
2,142	Lawson, Inc.	139,783
6,490	Lion Corp.	119,054
2,286	MEIJI Holdings Co. Ltd.	195,050
2,318	NH Foods Ltd.	95,477
7,562	Nisshin Seifun Group, Inc.	160,087
1,958	Nissin Foods Holdings Co. Ltd.	145,978
5,504	Pola Orbis Holdings, Inc.	273,060
8,898	Seven & i Holdings Co. Ltd.	394,839
6,732	Shiseido Co. Ltd.	534,495
3,215	Sundrug Co. Ltd.	146,479
4,499	Suntory Beverage & Food Ltd.	200,425
2,928	Toyo Suisan Kaisha Ltd.	104,701
1,370	Tsuruha Holdings, Inc.	204,154
4,950	Unicharm Corp.	154,043
1,617	Yakult Honsha Co. Ltd.	106,565
8,745	Yamazaki Baking Co. Ltd.	189,960

		6,354,177

Energy – 1.9%
9,208	Idemitsu Kosan Co. Ltd.	309,773
11,272	Inpex Corp.	125,953
85,023	JXTG Holdings, Inc.	550,073
5,750	Showa Shell Sekiyu KK	76,635

		1,062,434

Financials – 10.3%
18,150	Acom Co. Ltd.	76,345
2,032	AEON Financial Service Co. Ltd.	47,506
1,672	Aozora Bank Ltd.	66,329
964	Bank of Kyoto Ltd. (The)	50,576
3,213	Chiba Bank Ltd. (The)	24,842
3,045	Concordia Financial Group Ltd.	17,181
10,459	Credit Saison Co. Ltd.	173,956
19,495	Dai-ichi Life Holdings, Inc.	364,348
8,525	Daiwa Securities Group, Inc.	49,567
3,086	Fukuoka Financial Group, Inc.	16,531
8,147	Japan Exchange Group, Inc.	155,149
3,931	Japan Post Bank Co. Ltd.	49,244
15,873	Japan Post Holdings Co. Ltd.	182,186
10,779	Mebuki Financial Group, Inc.	39,288
137,297	Mitsubishi UFJ Financial Group, Inc.	828,748
28,514	Mitsubishi UFJ Lease & Finance Co. Ltd.	170,856
308,637	Mizuho Financial Group, Inc.	538,897
3,107	MS&AD Insurance Group Holdings, Inc.	99,063
20,755	Nomura Holdings, Inc.	107,763
24,012	ORIX Corp.	403,681
19,524	Resona Holdings, Inc.	109,063

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
3,519	SBI Holdings, Inc.	$ 96,328
17,057	Seven Bank Ltd.	54,007
7,304	Shinsei Bank Ltd.	115,632
2,736	Shizuoka Bank Ltd. (The)	26,467
4,671	Sompo Holdings, Inc.	203,444
1,061	Sony Financial Holdings, Inc.	19,541
19,600	Sumitomo Mitsui Financial Group, Inc.	812,359
3,683	Sumitomo Mitsui Trust Holdings, Inc.	153,971
3,372	T&D Holdings, Inc.	53,290
6,785	Tokio Marine Holdings, Inc.	327,244
2,163	Tokyo Century Corp.	130,403
3,752	Yamaguchi Financial Group, Inc.(a)	45,344

		5,609,149

Health Care – 8.3%
7,475	Alfresa Holdings Corp.	189,412
29,803	Astellas Pharma, Inc.	456,598
3,282	Chugai Pharmaceutical Co. Ltd.	185,782
8,087	Daiichi Sankyo Co. Ltd.	260,151
3,390	Eisai Co. Ltd.	245,782
1,382	Hisamitsu Pharmaceutical Co., Inc.	115,246
6,125	Hoya Corp.	364,924
5,077	Kyowa Hakko Kirin Co. Ltd.	104,115
3,503	M3, Inc.	146,865
5,522	Medipal Holdings Corp.	127,624
2,676	Mitsubishi Tanabe Pharma Corp.	48,030
4,056	Olympus Corp.	144,104
3,175	Ono Pharmaceutical Co. Ltd.	78,889
3,735	Otsuka Holdings Co. Ltd.	186,295
5,025	Santen Pharmaceutical Co. Ltd.	87,739
4,379	Shionogi & Co. Ltd.	230,306
7,681	Sumitomo Dainippon Pharma Co. Ltd.	159,990
11,350	Suzuken Co. Ltd.	509,807
2,906	Sysmex Corp.	262,395
539	Taisho Pharmaceutical Holdings Co. Ltd.	57,400
7,589	Takeda Pharmaceutical Co. Ltd.	310,978
4,363	Terumo Corp.	259,423

		4,531,855

Industrials – 19.0%
2,761	Amada Holdings Co. Ltd.	30,089
3,038	ANA Holdings, Inc.	122,532
1,135	Asahi Glass Co. Ltd.	46,593
1,612	Central Japan Railway Co.	333,988
2,204	Dai Nippon Printing Co. Ltd.	47,510
1,923	Daifuku Co. Ltd.	100,004
2,800	Daikin Industries Ltd.	324,212
3,082	East Japan Railway Co.	305,094
1,545	FANUC Corp.	330,914
5,791	Fuji Electric Co. Ltd.	41,416
2,244	Hankyu Hanshin Holdings, Inc.	92,738
942	Hino Motors Ltd.	10,587
3,612	Hitachi Construction Machinery Co. Ltd.	133,648
1,080	Hoshizaki Corp.	108,651
339	IHI Corp.	12,777
26,368	ITOCHU Corp.	496,562
3,964	Japan Airlines Co. Ltd.	153,897
1,370	Japan Airport Terminal Co. Ltd.	63,302
4,643	JGC Corp.	97,138
26,022	Kajima Corp.	212,688
3,497	Kamigumi Co. Ltd.	76,670
695	Kawasaki Heavy Industries Ltd.	21,142
1,346	Keihan Holdings Co. Ltd.	45,653
1,981	Keikyu Corp.	33,422

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,126	Keio Corp.	$ 52,442
2,670	Keisei Electric Railway Co. Ltd.	90,806
1,892	Kintetsu Group Holdings Co. Ltd.	79,323
8,436	Komatsu Ltd.	278,521
7,270	Kubota Corp.	122,656
2,155	Kurita Water Industries Ltd.	62,084
1,894	Kyushu Railway Co.	60,405
3,816	LIXIL Group Corp.	84,507
2,515	Makita Corp.	112,503
62,546	Marubeni Corp.	488,417
3,034	MINEBEA MITSUMI, Inc.	57,751
6,198	MISUMI Group, Inc.	179,702
23,339	Mitsubishi Corp.	651,116
19,886	Mitsubishi Electric Corp.	282,791
11,146	Mitsubishi Heavy Industries Ltd.	422,675
34,007	Mitsui & Co. Ltd.	600,041
1,690	Mitsui OSK Lines Ltd.	44,768
756	Nabtesco Corp.	24,772
4,205	Nagoya Railroad Co. Ltd.	108,294
1,718	NGK Insulators Ltd.	31,420
2,392	Nidec Corp.	371,751
1,698	Nippon Express Co. Ltd.	128,001
661	Nippon Yusen KK	13,500
1,073	NSK Ltd.	12,237
5,776	Obayashi Corp.	58,427
2,276	Odakyu Electric Railway Co. Ltd.	49,335
2,785	Park24 Co. Ltd.	75,313
5,745	Persol Holdings Co. Ltd.	123,366
15,053	Recruit Holdings Co. Ltd.	419,813
1,351	Secom Co. Ltd.	100,960
1,523	Seibu Holdings, Inc.	25,106
2,661	SG Holdings Co. Ltd.	60,448
4,841	Shimizu Corp.	47,454
493	SMC Corp.	187,998
989	Sohgo Security Services Co. Ltd.	45,379
23,458	Sumitomo Corp.	394,583
1,480	Sumitomo Heavy Industries Ltd.	52,446
3,213	Taisei Corp.	177,145
309	THK Co. Ltd.	11,007
2,313	Tobu Railway Co. Ltd.	71,852
3,260	Tokyu Corp.	58,032
5,686	Toppan Printing Co. Ltd.	46,474
39,101	Toshiba Corp.*	110,128
3,148	TOTO Ltd.	165,158
8,468	Toyota Tsusho Corp.	293,062
1,927	West Japan Railway Co.	138,843
2,003	Yamato Holdings Co. Ltd.	57,595

		10,371,634

Information Technology – 13.5%
1,482	Alps Electric Co. Ltd.	35,248
6,955	Brother Industries Ltd.	145,956
13,543	Canon, Inc.	462,964
3,206	DeNA Co. Ltd.	61,792
730	Disco Corp.	138,078
6,029	FUJIFILM Holdings Corp.	232,070
41,905	Fujitsu Ltd.	257,150
2,706	Hamamatsu Photonics KK	117,685
339	Hirose Electric Co. Ltd.	44,214

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
537	Hitachi High-Technologies Corp.	$ 24,540
81,517	Hitachi Ltd.	597,694
7,322	Kakaku.com, Inc.	159,656
1,184	Keyence Corp.	728,305
2,396	Konami Holdings Corp.	112,693
16,675	Konica Minolta, Inc.	152,561
1,542	Kyocera Corp.	91,630
2,002	LINE Corp.*	72,787
1,559	Murata Manufacturing Co. Ltd.	232,246
15,500	NEC Corp.	437,986
10,272	Nexon Co. Ltd.*	170,278
1,170	Nintendo Co. Ltd.	484,606
3,582	Nippon Electric Glass Co. Ltd.	97,327
1,826	Nomura Research Institute Ltd.	92,103
17,734	NTT Data Corp.	198,649
1,643	Obic Co. Ltd.	142,455
4,048	Omron Corp.	213,494
1,917	Oracle Corp. Japan	146,274
3,986	Otsuka Corp.	164,914
7,781	Renesas Electronics Corp.*	77,491
7,805	Ricoh Co. Ltd.	70,834
630	Rohm Co. Ltd.	58,509
6,390	Seiko Epson Corp.	112,279
5,228	Shimadzu Corp.	144,601
3,127	SUMCO Corp.	76,243
956	TDK Corp.	86,057
2,210	Tokyo Electron Ltd.	414,966
2,193	Trend Micro, Inc.	124,743
7,745	Yahoo Japan Corp.	28,230
5,848	Yaskawa Electric Corp.	236,837
7,490	Yokogawa Electric Corp.	137,122

		7,383,267

Materials – 4.7%
1,866	Air Water, Inc.	36,377
14,507	Asahi Kasei Corp.	199,689
1,091	Hitachi Chemical Co. Ltd.	23,558
2,044	JFE Holdings, Inc.	42,368
3,942	Kaneka Corp.	40,637
1,571	Kansai Paint Co. Ltd.	33,778
32,251	Kobe Steel Ltd.	324,454
2,749	Kuraray Co. Ltd.	42,205
1,251	Maruichi Steel Tube Ltd.	41,510
34,925	Mitsubishi Chemical Holdings Corp.	324,032
1,553	Mitsui Chemicals, Inc.	45,027
573	Nippon Paint Holdings Co. Ltd.	24,023
2,669	Nippon Steel & Sumitomo Metal Corp.	56,072
2,534	Nissan Chemical Industries Ltd.	119,417
1,607	Nitto Denko Corp.	126,599
32,159	Oji Holdings Corp.	211,641
2,927	Shin-Etsu Chemical Co. Ltd.	293,387
29,036	Sumitomo Chemical Co. Ltd.	176,122
2,829	Sumitomo Metal Mining Co. Ltd.	108,478
612	Taiheiyo Cement Corp.	22,701
5,159	Taiyo Nippon Sanso Corp.	76,641
3,007	Teijin Ltd.	58,454
10,029	Toray Industries, Inc.	82,239
1,760	Tosoh Corp.	30,941
1,128	Toyo Seikan Group Holdings Ltd.	18,969

		2,559,319

Shares	Description	Value
Common Stocks – (continued)
Real Estate – 3.2%
2,465	Aeon Mall Co. Ltd.	$ 47,714
1,514	Daito Trust Construction Co. Ltd.	247,630
7,506	Daiwa House Industry Co. Ltd.	272,688
21	Daiwa House REIT Investment Corp. REIT	49,598
3,407	Hulic Co. Ltd.	35,028
14	Japan Prime Realty Investment Corp. REIT	50,964
11	Japan Real Estate Investment Corp. REIT	57,812
29	Japan Retail Fund Investment Corp. REIT	52,691
6,452	Mitsubishi Estate Co. Ltd.	117,347
5,889	Mitsui Fudosan Co. Ltd.	148,248
19	Nippon Building Fund, Inc. REIT	106,678
23	Nippon Prologis REIT, Inc. REIT	48,056
1,902	Nomura Real Estate Holdings, Inc.	44,694
59	Nomura Real Estate Master Fund, Inc. REIT	82,761
3,062	Sumitomo Realty & Development Co. Ltd.	115,919
2,407	Tokyo Tatemono Co. Ltd.	33,409
26,910	Tokyu Fudosan Holdings Corp.	199,141
36	United Urban Investment Corp. REIT	55,270

		1,765,648

Telecommunication Services – 3.6%
19,339	KDDI Corp.	524,304
10,629	Nippon Telegraph & Telephone Corp.	499,532
15,387	NTT DOCOMO, Inc.	399,103
7,339	SoftBank Group Corp.	524,528

		1,947,467

Utilities – 3.4%
13,119	Chubu Electric Power Co., Inc.	203,526
4,224	Chugoku Electric Power Co., Inc. (The)	55,325
10,641	Electric Power Development Co. Ltd.	283,153
27,533	Kansai Electric Power Co., Inc. (The)	396,858
4,471	Kyushu Electric Power Co., Inc.	52,922
5,562	Osaka Gas Co. Ltd.	121,561
2,299	Toho Gas Co. Ltd.	72,687
4,379	Tohoku Electric Power Co., Inc.	55,984
98,412	Tokyo Electric Power Co. Holdings, Inc.*	468,305
4,289	Tokyo Gas Co. Ltd.	117,050

		1,827,371

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $44,160,948)		$54,181,144

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
140,669	1.674%	$ 140,669
(Cost $140,669)

TOTAL INVESTMENTS – 99.6%
(Cost $44,301,617)		$54,321,813

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		195,212

NET ASSETS – 100.0%		$54,517,025

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$288,307	$2,178,000	$(2,325,638)	$140,669	140,669	$6,963

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$54,181,144	$—	$—
Securities Lending Reinvestment Vehicle	140,669	—	—
Total	$54,321,813	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 14.5%
43,455	Amazon.com, Inc.*	$ 70,815,137
99,876	Aramark	3,877,186
13,222	AutoZone, Inc.*	8,585,309
186,723	Best Buy Co., Inc.	12,743,845
6,221	Booking Holdings, Inc.*	13,119,591
71,274	Carnival Corp.	4,438,945
2,498	Charter Communications, Inc., Class A*	652,078
335,888	Comcast Corp., Class A	10,472,988
33,165	Darden Restaurants, Inc.	2,898,953
61,163	DISH Network Corp., Class A*	1,807,367
68,977	Dollar General Corp.	6,034,108
60,738	Dollar Tree, Inc.*	5,016,351
40,036	Domino’s Pizza, Inc.	10,068,253
80,515	DR Horton, Inc.	3,398,538
23,788	Expedia Group, Inc.	2,879,062
1,014,381	Ford Motor Co.	11,716,101
33,042	General Motors Co.	1,410,893
59,656	Genuine Parts Co.	5,416,168
53,055	Hasbro, Inc.	4,602,521
54,148	Hilton Worldwide Holdings, Inc.	4,370,285
174,576	Home Depot, Inc. (The)	32,567,153
234,984	Kohl’s Corp.	15,685,182
115,682	L Brands, Inc.	3,922,777
44,733	Las Vegas Sands Corp.	3,605,927
48,350	Lear Corp.	9,573,300
28,308	Lennar Corp., Class A	1,464,656
34,987	LKQ Corp.*	1,111,537
161,761	Lowe’s Cos., Inc.	15,368,913
40,385	Marriott International, Inc., Class A	5,466,514
90,820	McDonald’s Corp.	14,532,108
7,470	Mohawk Industries, Inc.*	1,524,179
57,485	Netflix, Inc.*	20,211,726
218,228	NIKE, Inc., Class B	15,668,770
1,364	NVR, Inc.*	4,079,097
21,615	Omnicom Group, Inc.	1,558,009
30,935	O’Reilly Automotive, Inc.*	8,334,198
65,993	PVH Corp.	10,558,880
467,964	Qurate Retail, Inc.*	9,513,708
116,440	Ross Stores, Inc.	9,184,787
41,585	Royal Caribbean Cruises Ltd.	4,365,593
143,827	Starbucks Corp.	8,150,676
139,941	Tapestry, Inc.	6,118,221
240,884	Target Corp.	17,558,035
47,084	Tiffany & Co.	6,157,646
62,637	Time Warner, Inc.	5,897,900
138,892	TJX Cos., Inc. (The)	12,544,725
28,048	Ulta Beauty, Inc.*	6,925,332
106,582	VF Corp.	8,650,195
284,343	Viacom, Inc., Class B	7,705,695
96,960	Walt Disney Co. (The)	9,644,611
45,296	Wyndham Worldwide Corp.	4,911,898
10,682	Wynn Resorts Ltd.	2,093,779
88,110	Yum! Brands, Inc.	7,165,986

		476,145,392

Shares	Description	Value
Common Stocks – 99.7%
Consumer Staples – 8.5%
129,440	Altria Group, Inc.	$ 7,214,986
126,010	Archer-Daniels-Midland Co.	5,509,157
149,921	Brown-Forman Corp., Class B	8,479,532
16,736	Bunge Ltd.	1,163,989
83,198	Church & Dwight Co., Inc.	3,906,146
77,916	Clorox Co. (The)	9,414,590
344,949	Coca-Cola Co. (The)	14,832,807
163,951	Colgate-Palmolive Co.	10,343,669
71,439	Conagra Brands, Inc.	2,647,529
25,095	Constellation Brands, Inc., Class A	5,598,193
75,901	Costco Wholesale Corp.	15,046,614
59,372	Dr Pepper Snapple Group, Inc.	7,083,080
103,355	Estee Lauder Cos., Inc. (The), Class A	15,445,371
81,569	General Mills, Inc.	3,449,553
71,100	Hershey Co. (The)	6,401,844
94,506	Hormel Foods Corp.	3,391,820
39,809	Ingredion, Inc.	4,434,325
53,862	JM Smucker Co. (The)	5,790,165
56,232	Kellogg Co.	3,620,779
71,854	Kimberly-Clark Corp.	7,246,476
42,330	Kraft Heinz Co. (The)	2,433,128
325,098	Kroger Co. (The)	7,909,634
61,792	Lamb Weston Holdings, Inc.	3,939,240
22,755	McCormick & Co., Inc.	2,298,255
165,204	Molson Coors Brewing Co., Class B	10,184,827
67,557	Mondelez International, Inc., Class A	2,652,963
83,370	Monster Beverage Corp.*	4,265,209
196,717	PepsiCo, Inc.	19,720,879
166,737	Philip Morris International, Inc.	13,262,261
214,574	Procter & Gamble Co. (The)	15,700,380
175,404	Sysco Corp.	11,406,522
92,658	Tyson Foods, Inc., Class A	6,251,635
200,972	Walgreens Boots Alliance, Inc.	12,538,643
317,249	Walmart, Inc.	26,185,732

		279,769,933

Energy – 3.9%
24,670	Andeavor	3,563,088
14,161	Apergy Corp.*	611,614
139,441	Chevron Corp.	17,332,516
70,718	ConocoPhillips	4,765,686
14,092	EOG Resources, Inc.	1,660,178
405,229	Exxon Mobil Corp.	32,920,804
118,063	HollyFrontier Corp.	9,112,102
57,442	Kinder Morgan, Inc.	958,133
207,634	Marathon Petroleum Corp.	16,409,315
47,661	National Oilwell Varco, Inc.	1,974,119
26,434	Occidental Petroleum Corp.	2,225,743
40,044	Phillips 66	4,664,726
42,953	Schlumberger Ltd.	2,949,582
221,841	Valero Energy Corp.	26,887,129
69,180	Williams Cos., Inc. (The)	1,858,175

		127,892,910

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – 12.4%
170,975	Aflac, Inc.	$ 7,704,133
3,179	Alleghany Corp.	1,813,810
79,113	Allstate Corp. (The)	7,395,483
391,943	Ally Financial, Inc.	10,053,338
81,883	American Express Co.	8,049,099
47,761	American International Group, Inc.	2,521,303
12,516	Ameriprise Financial, Inc.	1,735,093
799,164	Annaly Capital Management, Inc. REIT	8,335,281
43,309	Aon PLC	6,057,630
31,096	Arch Capital Group Ltd.*	2,439,481
53,502	Arthur J Gallagher & Co.	3,546,113
1,039,727	Bank of America Corp.	30,193,672
65,541	Bank of New York Mellon Corp. (The)	3,588,370
59,849	BB&T Corp.	3,142,072
140,251	Berkshire Hathaway, Inc., Class B*	26,862,274
10,552	BlackRock, Inc.	5,637,195
40,828	Capital One Financial Corp.	3,837,832
62,787	Cboe Global Markets, Inc.	6,125,500
75,371	Charles Schwab Corp. (The)	4,192,135
27,514	Chubb Ltd.	3,595,805
29,311	Cincinnati Financial Corp.	2,033,304
189,135	Citigroup, Inc.	12,613,413
73,692	Citizens Financial Group, Inc.	3,010,318
40,333	CME Group, Inc.	6,570,246
12,681	Comerica, Inc.	1,195,691
52,875	Discover Financial Services	3,905,348
45,350	E*TRADE Financial Corp.*	2,872,923
3,412	Everest Re Group Ltd.	768,689
207,756	Fifth Third Bancorp	6,353,178
14,030	First Republic Bank	1,397,388
24,112	Franklin Resources, Inc.	809,440
54,033	Hartford Financial Services Group, Inc. (The)	2,827,547
56,621	Intercontinental Exchange, Inc.	4,013,863
101,586	Invesco Ltd.	2,775,330
421,083	JPMorgan Chase & Co.	45,060,092
142,702	KeyCorp	2,774,127
41,837	Lincoln National Corp.	2,773,375
51,844	Loews Corp.	2,533,616
11,705	M&T Bank Corp.	2,014,196
2,608	Markel Corp.*	2,861,185
99,101	Marsh & McLennan Cos., Inc.	7,964,747
47,978	MetLife, Inc.	2,206,508
31,629	Moody’s Corp.	5,394,959
188,911	Morgan Stanley	9,471,998
44,679	MSCI, Inc.	7,263,465
41,974	Nasdaq, Inc.	3,855,732
27,324	Northern Trust Corp.	2,801,256
46,838	PNC Financial Services Group, Inc. (The)	6,717,038
53,583	Principal Financial Group, Inc.	2,989,931
117,768	Progressive Corp. (The)	7,312,215
65,612	Prudential Financial, Inc.	6,353,866
11,824	Raymond James Financial, Inc.	1,141,725
81,293	Regions Financial Corp.	1,482,784

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
31,500	Reinsurance Group of America, Inc.	$ 4,707,360
70,416	S&P Global, Inc.	13,907,160
63,537	SEI Investments Co.	4,052,390
32,855	State Street Corp.	3,157,694
61,071	SunTrust Banks, Inc.	4,122,903
132,967	Synchrony Financial	4,604,647
87,012	T Rowe Price Group, Inc.	10,564,997
39,997	TD Ameritrade Holding Corp.	2,367,822
40,750	Travelers Cos., Inc. (The)	5,237,190
74,841	Unum Group	2,904,579
126,636	US Bancorp	6,330,534
455,023	Wells Fargo & Co.	24,566,692
13,224	Willis Towers Watson PLC	1,998,808

		409,467,888

Health Care – 14.3%
148,560	Abbott Laboratories	9,140,897
149,528	AbbVie, Inc.	14,794,300
20,961	ABIOMED, Inc.*	7,989,076
47,427	Aetna, Inc.	8,353,317
58,647	Agilent Technologies, Inc.	3,631,422
32,268	Align Technology, Inc.*	10,711,363
57,166	Allergan PLC	8,620,633
8,993	Alnylam Pharmaceuticals, Inc.*	894,534
83,905	Amgen, Inc.	15,071,016
29,994	Anthem, Inc.	6,641,271
92,075	Baxter International, Inc.	6,522,593
26,806	Becton Dickinson and Co.	5,939,942
33,926	Biogen, Inc.*	9,972,887
124,766	Boston Scientific Corp.*	3,791,639
214,809	Bristol-Myers Squibb Co.	11,303,250
31,982	Cardinal Health, Inc.	1,665,942
66,955	Celgene Corp.*	5,268,019
73,748	Centene Corp.*	8,640,316
49,556	Cerner Corp.*	2,957,502
41,669	Cigna Corp.	7,057,479
3,685	Cooper Cos., Inc. (The)	833,952
183,447	CVS Health Corp.	11,628,705
50,857	Danaher Corp.	5,049,083
66,400	DaVita, Inc.*	4,438,176
25,912	DENTSPLY SIRONA, Inc.	1,135,205
57,931	Edwards Lifesciences Corp.*	7,954,506
123,918	Eli Lilly & Co.	10,537,987
137,745	Express Scripts Holding Co.*	10,442,448
208,848	Gilead Sciences, Inc.	14,076,355
9,182	HCA Healthcare, Inc.	947,031
72,105	Henry Schein, Inc.*	4,989,666
24,012	Hologic, Inc.*	909,815
31,620	Humana, Inc.	9,200,788
47,958	IDEXX Laboratories, Inc.*	9,985,335
20,161	Illumina, Inc.*	5,492,663
18,169	Intuitive Surgical, Inc.*	8,351,744
36,023	IQVIA Holdings, Inc.*	3,563,755
11,084	Jazz Pharmaceuticals PLC*	1,873,196
325,362	Johnson & Johnson	38,919,802
16,520	Laboratory Corp. of America Holdings*	2,983,347
30,140	McKesson Corp.	4,278,072

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
62,008	Medtronic PLC	$ 5,352,531
245,761	Merck & Co., Inc.	14,630,152
16,587	Mettler-Toledo International, Inc.*	9,135,124
344,811	Mylan NV*	13,261,431
35,681	Nektar Therapeutics*	2,864,114
70,977	Perrigo Co. PLC	5,192,677
725,460	Pfizer, Inc.	26,065,778
31,221	Quest Diagnostics, Inc.	3,325,973
47,608	ResMed, Inc.	4,894,578
48,941	Stryker Corp.	8,516,713
6,314	Teleflex, Inc.	1,686,848
52,184	Thermo Fisher Scientific, Inc.	10,868,362
132,747	UnitedHealth Group, Inc.	32,059,728
8,862	Universal Health Services, Inc., Class B	1,018,953
45,985	Varian Medical Systems, Inc.*	5,420,252
28,218	Vertex Pharmaceuticals, Inc.*	4,345,572
19,718	Waters Corp.*	3,798,081
6,166	Zimmer Biomet Holdings, Inc.	687,571
117,316	Zoetis, Inc.	9,819,349

		469,502,816

Industrials – 9.9%
83,039	3M Co.	16,377,782
47,685	AMETEK, Inc.	3,482,436
65,378	Boeing Co. (The)	23,023,517
57,802	Caterpillar, Inc.	8,780,702
114,157	CH Robinson Worldwide, Inc.	9,931,659
34,558	Cintas Corp.	6,298,196
50,554	Copart, Inc.*	2,771,876
7,505	CoStar Group, Inc.*	2,861,056
25,100	CSX Corp.	1,622,715
17,019	Cummins, Inc.	2,423,335
28,123	Deere & Co.	4,204,670
151,885	Delta Air Lines, Inc.	8,209,384
28,010	Dover Corp.	2,162,652
53,722	Eaton Corp. PLC	4,114,031
90,576	Emerson Electric Co.	6,416,404
5,620	Equifax, Inc.	640,455
36,142	Expeditors International of Washington, Inc.	2,691,856
156,579	Fastenal Co.	8,334,700
20,918	FedEx Corp.	5,211,092
61,385	Fortive Corp.	4,462,076
49,279	Fortune Brands Home & Security, Inc.	2,768,001
28,846	General Dynamics Corp.	5,818,527
450,553	General Electric Co.	6,343,786
43,619	Harris Corp.	6,563,351
63,089	Honeywell International, Inc.	9,331,494
12,934	Huntington Ingalls Industries, Inc.	2,859,319
29,693	IDEX Corp.	4,117,825
56,311	IHS Markit Ltd.*	2,775,006
48,734	Illinois Tool Works, Inc.	7,003,076
64,007	Ingersoll-Rand PLC	5,603,173
13,205	JB Hunt Transport Services, Inc.	1,691,561
50,023	Johnson Controls International PLC	1,678,772
57,071	L3 Technologies, Inc.	11,318,891
24,753	Lockheed Martin Corp.	7,785,809
80,509	Masco Corp.	3,000,570
101,927	Nielsen Holdings PLC	3,075,138
13,851	Norfolk Southern Corp.	2,100,504
27,566	Northrop Grumman Corp.	9,020,974
19,539	Old Dominion Freight Line, Inc.	3,047,302

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
13,614	PACCAR, Inc.	$ 847,199
28,284	Parker-Hannifin Corp.	4,833,736
45,800	Raytheon Co.	9,595,100
68,333	Republic Services, Inc.	4,607,694
29,123	Rockwell Automation, Inc.	5,108,465
29,040	Rockwell Collins, Inc.	3,993,290
20,099	Roper Technologies, Inc.	5,543,103
91,717	Southwest Airlines Co.	4,684,904
31,047	Spirit AeroSystems Holdings, Inc., Class A	2,629,991
31,316	Stanley Black & Decker, Inc.	4,360,440
147,503	Textron, Inc.	9,820,750
6,079	TransDigm Group, Inc.	2,031,055
50,669	Union Pacific Corp.	7,233,506
12,402	United Continental Holdings, Inc.*	863,055
34,272	United Parcel Service, Inc., Class B	3,979,665
14,593	United Rentals, Inc.*	2,328,605
55,432	United Technologies Corp.	6,919,022
33,258	Verisk Analytics, Inc.*	3,533,330
98,351	Waste Management, Inc.	8,134,611
32,589	WW Grainger, Inc.	10,069,675
24,126	XPO Logistics, Inc.*	2,539,262
58,317	Xylem, Inc.	4,105,517

		327,685,648

Information Technology – 26.8%
117,709	Accenture PLC, Class A	18,332,000
88,341	Activision Blizzard, Inc.	6,264,260
64,825	Adobe Systems, Inc.*	16,159,576
286,084	Advanced Micro Devices, Inc.*	3,927,933
50,585	Akamai Technologies, Inc.*	3,813,097
25,208	Alliance Data Systems Corp.	5,314,351
33,277	Alphabet, Inc., Class A*	36,604,700
34,051	Alphabet, Inc., Class C*	36,944,994
110,399	Amdocs Ltd.	7,447,516
76,890	Amphenol Corp., Class A	6,684,048
19,453	Analog Devices, Inc.	1,890,442
33,974	ANSYS, Inc.*	5,530,967
569,878	Apple, Inc.	106,493,102
143,025	Applied Materials, Inc.	7,262,809
11,487	Arista Networks, Inc.*	2,889,670
45,554	Autodesk, Inc.*	5,881,021
27,568	Automatic Data Processing, Inc.	3,584,391
3,473	Broadcom, Inc.	875,439
49,285	Broadridge Financial Solutions, Inc.	5,689,953
140,187	CA, Inc.	5,010,283
175,191	Cadence Design Systems, Inc.*	7,436,858
62,219	CDK Global, Inc.	4,003,793
61,255	CDW Corp.	4,903,463
462,763	Cisco Systems, Inc.	19,764,608
79,122	Citrix Systems, Inc.*	8,356,866
38,534	Cognex Corp.	1,761,389
93,944	Cognizant Technology Solutions Corp., Class A	7,078,680
73,240	Corning, Inc.	1,989,931
140,351	DXC Technology Co.	12,927,731
232,036	eBay, Inc.*	8,752,398
76,265	Electronic Arts, Inc.*	9,983,851
25,097	F5 Networks, Inc.*	4,344,542
278,349	Facebook, Inc., Class A*	53,381,771

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
68,467	Fidelity National Information Services, Inc.	$ 6,998,697
111,378	Fiserv, Inc.*	8,086,043
9,296	FleetCor Technologies, Inc.*	1,853,158
23,556	Gartner, Inc.*	3,126,823
20,648	Global Payments, Inc.	2,295,232
49,094	Hewlett Packard Enterprise Co.	748,193
321,708	HP, Inc.	7,087,227
27,100	IAC/InterActiveCorp*	4,204,294
625,625	Intel Corp.	34,534,500
118,277	International Business Machines Corp.	16,713,723
84,260	Intuit, Inc.	16,986,816
19,532	Keysight Technologies, Inc.*	1,147,310
42,161	KLA-Tencor Corp.	4,773,890
40,747	Lam Research Corp.	8,075,240
44,845	Leidos Holdings, Inc.	2,693,391
90,173	Mastercard, Inc., Class A	17,143,691
37,970	Maxim Integrated Products, Inc.	2,226,940
33,605	Microchip Technology, Inc.	3,272,455
353,527	Micron Technology, Inc.*	20,359,620
919,320	Microsoft Corp.	90,865,589
42,079	Motorola Solutions, Inc.	4,516,760
84,327	NetApp, Inc.	5,761,221
74,436	NVIDIA Corp.	18,772,015
65,343	ON Semiconductor Corp.*	1,642,070
323,752	Oracle Corp.	15,125,693
15,743	Palo Alto Networks, Inc.*	3,275,961
82,815	Paychex, Inc.	5,431,008
91,392	PayPal Holdings, Inc.*	7,500,541
10,975	PTC, Inc.*	946,484
15,148	Qorvo, Inc.*	1,215,627
29,910	QUALCOMM, Inc.	1,738,369
49,211	Red Hat, Inc.*	7,992,851
83,148	salesforce.com, Inc.*	10,753,531
112,584	Seagate Technology PLC	6,344,108
32,797	ServiceNow, Inc.*	5,825,075
63,075	Skyworks Solutions, Inc.	6,219,826
25,610	Splunk, Inc.*	2,837,844
57,504	Square, Inc., Class A*	3,349,608
85,687	Symantec Corp.	1,780,576
82,377	Synopsys, Inc.*	7,254,942
29,853	Take-Two Interactive Software, Inc.*	3,345,924
46,346	TE Connectivity Ltd.	4,313,886
178,490	Texas Instruments, Inc.	19,974,816
64,990	Total System Services, Inc.	5,536,498
20,358	Trimble, Inc.*	673,035
75,698	Twitter, Inc.*	2,626,721
38,570	VeriSign, Inc.*	5,031,071
156,531	Visa, Inc., Class A	20,461,732
8,361	VMware, Inc., Class A*	1,149,470
128,985	Western Digital Corp.	10,771,537
111,568	Western Union Co. (The)	2,219,087
42,646	Worldpay, Inc., Class A*	3,389,078
25,178	Xilinx, Inc.	1,714,874

		883,971,104

Shares	Description	Value
Common Stocks – (continued)
Materials – 2.4%
13,778	Air Products & Chemicals, Inc.	$ 2,223,907
168,226	Alcoa Corp.*	8,086,624
36,642	Ball Corp.	1,353,922
17,513	Celanese Corp., Series A	1,977,568
138,301	DowDuPont, Inc.	8,866,477
85,120	Eastman Chemical Co.	8,878,867
22,510	Ecolab, Inc.	3,210,151
440,493	Freeport-McMoRan, Inc.	7,444,332
20,946	International Flavors & Fragrances, Inc.	2,558,135
25,219	International Paper Co.	1,349,216
12,038	LyondellBasell Industries NV, Class A	1,349,701
68,927	Monsanto Co.	8,785,435
127,447	Newmont Mining Corp.	4,961,512
18,211	Packaging Corp. of America	2,139,792
24,190	PPG Industries, Inc.	2,441,255
22,104	Praxair, Inc.	3,453,971
15,870	Sherwin-Williams Co. (The)	6,018,698
51,934	WestRock Co.	3,057,874

		78,157,437

Real Estate – 2.2%
17,456	Alexandria Real Estate Equities, Inc. REIT	2,180,604
43,620	American Tower Corp. REIT	6,035,699
13,597	AvalonBay Communities, Inc. REIT	2,250,847
15,257	Boston Properties, Inc. REIT	1,857,845
128,852	CBRE Group, Inc., Class A*	5,951,674
44,439	Crown Castle International Corp. REIT	4,628,322
44,914	Digital Realty Trust, Inc. REIT	4,827,357
86,479	Duke Realty Corp. REIT	2,431,790
3,921	Equinix, Inc. REIT	1,556,049
29,232	Equity Residential REIT	1,870,556
11,236	Essex Property Trust, Inc. REIT	2,685,741
10,649	Extra Space Storage, Inc. REIT	1,024,966
10,642	Federal Realty Investment Trust REIT	1,265,227
29,609	HCP, Inc. REIT	709,728
262,324	Host Hotels & Resorts, Inc. REIT	5,674,068
16,516	Mid-America Apartment Communities, Inc. REIT	1,545,237
77,865	Prologis, Inc. REIT	5,010,613
7,166	Public Storage REIT	1,518,045
25,248	Realty Income Corp. REIT	1,345,718
20,671	SBA Communications Corp. REIT*	3,267,465
13,678	Simon Property Group, Inc. REIT	2,191,489
16,815	SL Green Realty Corp. REIT	1,639,799
38,912	UDR, Inc. REIT	1,419,121
63,720	Ventas, Inc. REIT	3,482,935
29,847	Vornado Realty Trust REIT	2,080,634
51,538	Welltower, Inc. REIT	2,971,166
47,834	Weyerhaeuser Co. REIT	1,785,643

		73,208,338

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 1.4%
649,184	AT&T, Inc.	$ 20,981,627
38,913	CenturyLink, Inc.	708,995
84,934	T-Mobile US, Inc.*	4,730,824
411,602	Verizon Communications, Inc.	19,621,067

		46,042,513

Utilities – 3.4%
60,905	Alliant Energy Corp.	2,522,685
73,461	Ameren Corp.	4,348,157
77,072	American Electric Power Co., Inc.	5,237,042
41,099	American Water Works Co., Inc.	3,416,971
20,419	Atmos Energy Corp.	1,821,579
137,139	CenterPoint Energy, Inc.	3,583,442
81,634	CMS Energy Corp.	3,765,776
64,911	Consolidated Edison, Inc.	4,980,621
66,930	Dominion Energy, Inc.	4,296,237
44,811	DTE Energy Co.	4,589,991
70,934	Duke Energy Corp.	5,473,267
63,321	Edison International	3,936,033
62,895	Entergy Corp.	5,088,834
68,359	Eversource Energy	3,901,932
126,099	Exelon Corp.	5,219,238
169,337	FirstEnergy Corp.	5,828,579
67,012	NextEra Energy, Inc.	11,111,260
63,200	NRG Energy, Inc.	2,163,336
72,278	PG&E Corp.	3,131,806
40,024	Pinnacle West Capital Corp.	3,186,311
116,833	PPL Corp.	3,191,878
90,736	Public Service Enterprise Group, Inc.	4,807,193
24,502	Sempra Energy	2,610,198
105,235	Southern Co. (The)	4,725,051
78,560	WEC Energy Group, Inc.	4,961,064
112,584	Xcel Energy, Inc.	5,124,824

		113,023,305

TOTAL INVESTMENTS – 99.7%
(Cost $2,799,677,707)		$3,284,867,284

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		9,536,718

NET ASSETS – 100.0%		$3,294,404,002

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,284,867,284	$—	$—
Total	$3,284,867,284	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%
Consumer Discretionary – 12.6%
1,160	1-800-Flowers.com, Inc., Class A*	$ 14,616
1,115	Aaron’s, Inc.	44,355
1,040	Abercrombie & Fitch Co., Class A	24,804
501	Acushnet Holdings Corp.	11,979
934	Adtalem Global Education, Inc.*	44,598
802	American Axle & Manufacturing Holdings, Inc.*	12,688
1,687	American Eagle Outfitters, Inc.	37,451
708	American Outdoor Brands Corp.*(a)	8,914
850	American Public Education, Inc.*	36,210
276	America’s Car-Mart, Inc.*	17,222
120	Asbury Automotive Group, Inc.*	8,346
6,778	Ascena Retail Group, Inc.*	22,096
681	Ascent Capital Group, Inc., Class A*	1,335
540	AV Homes, Inc.*(a)	9,909
445	Bassett Furniture Industries, Inc.	12,304
888	Beazer Homes USA, Inc.*	13,409
1,124	Big 5 Sporting Goods Corp.	9,217
586	Big Lots, Inc.	23,973
2	Biglari Holdings, Inc., Class A*	2,140
35	Biglari Holdings, Inc., Class B*	7,532
409	Bloomin’ Brands, Inc.	8,679
527	Bojangles’, Inc.*(a)	7,800
717	Boot Barn Holdings, Inc.*	16,979
885	Boyd Gaming Corp.	33,409
1,160	Bridgepoint Education, Inc.*	7,992
573	Brinker International, Inc.	25,057
456	Buckle, Inc. (The)(a)	11,514
310	Build-A-Bear Workshop, Inc.*	2,480
1,385	Caesars Entertainment Corp.*	16,828
684	Caleres, Inc.	24,255
1,007	Callaway Golf Co.	19,073
406	Capella Education Co.	38,550
2,561	Career Education Corp.*	39,414
457	Carriage Services, Inc.	11,494
63	Cavco Industries, Inc.*	13,079
1,663	Central European Media Enterprises Ltd., Class A (Bermuda)*	6,319
1,320	Century Casinos, Inc.*	11,207
487	Century Communities, Inc.*	14,659
514	Cheesecake Factory, Inc. (The)(a)	26,630
1,879	Chegg, Inc.*	52,556
1,773	Chico’s FAS, Inc.	15,000
238	Children’s Place, Inc. (The)	30,642
146	Churchill Downs, Inc.	43,712
385	Citi Trends, Inc.	11,554
755	Clarus Corp.*	5,549
468	Collectors Universe, Inc.	6,973
359	Columbia Sportswear Co.	31,272
349	Conn’s, Inc.*(a)	8,079
443	Container Store Group, Inc. (The)*	3,393
420	Cooper Tire & Rubber Co.	10,794
248	Cooper-Standard Holdings, Inc.*	30,802
335	CorePoint Lodging, Inc. REIT*	9,329
116	Cracker Barrel Old Country Store, Inc.(a)	18,178
1,950	Crocs, Inc.*	34,788
157	CSS Industries, Inc.	2,536
108	Culp, Inc.	3,353
24	Daily Journal Corp.*(a)	5,424
1,196	Dana, Inc.	26,671
250	Dave & Buster’s Entertainment, Inc.*	10,410
430	Deckers Outdoor Corp.*	48,659

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
549	Del Frisco’s Restaurant Group, Inc.*	$ 7,274
840	Del Taco Restaurants, Inc.*	10,114
1,399	Denny’s Corp.*	21,335
154	Dillard’s, Inc., Class A(a)	12,540
479	Dorman Products, Inc.*	30,905
1,175	Drive Shack, Inc.*	7,673
573	DSW, Inc., Class A	13,683
421	Duluth Holdings, Inc., Class B*	7,300
683	El Pollo Loco Holdings, Inc.*	7,240
372	Eldorado Resorts, Inc.*(a)	16,814
445	Emerald Expositions Events, Inc.	9,100
563	Entercom Communications Corp., Class A	3,857
683	Ethan Allen Interiors, Inc.	16,016
514	EW Scripps Co. (The), Class A	6,420
585	Fiesta Restaurant Group, Inc.*	14,537
981	Finish Line, Inc. (The), Class A	13,351
491	Five Below, Inc.*	34,719
142	Flexsteel Industries, Inc.	5,292
2,267	Fossil Group, Inc.*	49,602
635	Fox Factory Holding Corp.*	25,241
1,629	Francesca’s Holdings Corp.*	9,627
1,496	Fred’s, Inc., Class A(a)	2,109
433	Gaia, Inc.*	8,227
1,832	Gannett Co, Inc.	19,364
325	Genesco, Inc.*	14,202
322	Gentherm, Inc.*	11,399
277	G-III Apparel Group Ltd.*	11,606
1,353	GoPro, Inc., Class A*	7,496
547	Grand Canyon Education, Inc.*	60,772
457	Gray Television, Inc.*	5,027
528	Green Brick Partners, Inc.*	6,230
157	Group 1 Automotive, Inc.	11,031
3,462	Groupon, Inc.*	16,652
178	Hamilton Beach Brands Holding Co., Class A	4,989
527	Haverty Furniture Cos, Inc.	10,540
177	Helen of Troy Ltd.*	15,895
455	Hemisphere Media Group, Inc.*(a)	5,528
657	Hibbett Sports, Inc.*(a)	17,378
166	Hooker Furniture Corp.	6,192
839	ILG, Inc.	28,727
250	Installed Building Products, Inc.*	15,162
406	International Speedway Corp., Class A	16,930
349	iRobot Corp.*(a)	21,781
804	J Alexander’s Holdings, Inc.*	9,648
358	J. Jill, Inc.*	2,807
312	Jack in the Box, Inc.	25,169
228	Johnson Outdoors, Inc., Class A	17,301
1,366	K12, Inc.*	22,047
1,093	KB Home	28,790
956	Kirkland’s, Inc.*	12,265
887	La-Z-Boy, Inc.	27,674
359	LCI Industries	31,484
274	Libbey, Inc.(a)	1,784
274	Liberty Media Corp.- Liberty Braves, Class A*	6,839
385	Liberty Media Corp.- Liberty Braves, Class C*(a)	9,617
385	Liberty Tax, Inc.	4,042
549	Liberty TripAdvisor Holdings, Inc., Class A*	8,043

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
573	Lifetime Brands, Inc.	$ 6,246
503	Lindblad Expeditions Holdings, Inc.*	6,036
154	Lithia Motors, Inc., Class A	15,053
119	Loral Space & Communications, Inc.*	4,570
395	Lumber Liquidators Holdings, Inc.*	8,358
360	M/I Homes, Inc.*	10,001
312	Malibu Boats, Inc., Class A*	13,379
313	Marcus Corp. (The)	9,875
385	Marine Products Corp.	6,472
191	Marriott Vacations Worldwide Corp.	22,966
852	MCBC Holdings, Inc.*	25,125
648	MDC Holdings, Inc.	20,464
419	Meredith Corp.	21,097
216	Meritage Homes Corp.*	9,774
216	Monarch Casino & Resort, Inc.*	9,621
154	Monro, Inc.	8,639
215	Movado Group, Inc.	10,556
1,077	MSG Networks, Inc., Class A*	20,786
179	Nathan’s Famous, Inc.	15,313
1,247	National CineMedia, Inc.	9,240
157	National Vision Holdings, Inc.*	5,715
984	Nautilus, Inc.*	14,711
336	New Home Co., Inc. (The)*	3,390
1,198	New Media Investment Group, Inc.	20,007
1,735	New York Times Co. (The), Class A(a)	39,471
274	Nexstar Media Group, Inc., Class A	18,166
513	Nutrisystem, Inc.	19,135
4,678	Office Depot, Inc.	11,040
373	Ollie’s Bargain Outlet Holdings, Inc.*	26,371
301	Overstock.com, Inc.*	10,061
347	Oxford Industries, Inc.	28,634
480	Papa John’s International, Inc.	24,648
1,129	Penn National Gaming, Inc.*	38,476
264	Perry Ellis International, Inc.*	7,260
384	PetMed Express, Inc.(a)	13,812
585	PICO Holdings, Inc.*	6,464
2,702	Pier 1 Imports, Inc.	6,431
1,028	Pinnacle Entertainment, Inc.*	34,859
538	Planet Fitness, Inc., Class A*	21,321
1,436	Potbelly Corp.*	19,099
383	RCI Hospitality Holdings, Inc.	12,237
456	Reading International, Inc., Class A*	7,132
549	Red Rock Resorts, Inc., Class A	18,908
1,233	Regis Corp.*	21,319
1,498	Rent-A-Center, Inc.	14,216
298	RH*(a)	29,124
886	Ruth’s Hospitality Group, Inc.	23,523
96	Saga Communications, Inc., Class A	3,720
695	Salem Media Group, Inc.	2,641
708	Scholastic Corp.	31,853
599	Scientific Games Corp.*	35,521
539	SeaWorld Entertainment, Inc.*(a)	9,567
766	Sequential Brands Group, Inc.*(a)	1,578
408	Shiloh Industries, Inc.*	4,235
501	Shoe Carnival, Inc.	16,137
476	Shutterfly, Inc.*	44,811
590	Sinclair Broadcast Group, Inc., Class A	16,166
609	Sleep Number Corp.*	17,034
429	Sonic Corp.	10,416
419	Sotheby’s*	22,970
623	Speedway Motorsports, Inc.	10,404
479	Standard Motor Products, Inc.	21,675
683	Steven Madden Ltd.	36,097
1,337	Stoneridge, Inc.*	42,156
324	Strayer Education, Inc.	35,413

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
373	Sturm Ruger & Co., Inc.	$ 22,846
898	Tailored Brands, Inc.	29,463
825	Taylor Morrison Home Corp., Class A*	17,737
382	Tenneco, Inc.	16,877
371	Texas Roadhouse, Inc.	22,991
813	Tilly’s, Inc., Class A	11,187
370	TopBuild Corp.*	31,062
228	Tower International, Inc.	6,703
468	Townsquare Media, Inc., Class A	2,916
1,162	TRI Pointe Group, Inc.*	20,056
373	tronc, Inc.*	5,983
168	Unifi, Inc.*	5,294
1,259	Vera Bradley, Inc.*	14,667
551	VOXX International Corp.*	3,086
502	Weight Watchers International, Inc.*	37,811
215	Weyco Group, Inc.	7,454
370	William Lyon Homes, Class A*	8,824
695	Wingstop, Inc.	35,174
133	Winmark Corp.	19,046
215	Winnebago Industries, Inc.	7,794
911	Wolverine World Wide, Inc.	30,546
804	World Wrestling Entertainment, Inc., Class A	46,544
1,174	ZAGG, Inc.*	17,845
791	Zumiez, Inc.*	19,182

		3,508,160

Consumer Staples – 2.6%
157	Alico, Inc.	4,930
220	Boston Beer Co, Inc. (The), Class A*	55,847
107	Calavo Growers, Inc.	9,416
132	Cal-Maine Foods, Inc.*	6,343
5,450	Castle Brands, Inc.*(a)	6,922
301	Central Garden & Pet Co.*	12,290
334	Central Garden & Pet Co., Class A*	12,695
409	Chefs’ Warehouse, Inc. (The)*	11,125
116	Coca-Cola Bottling Co. Consolidated	14,780
1,435	Darling Ingredients, Inc.*	26,964
2,681	Dean Foods Co.	25,657
325	Farmer Brothers Co.*	9,490
409	Fresh Del Monte Produce, Inc.	18,368
801	Freshpet, Inc.*	18,263
1,435	Hostess Brands, Inc.*	19,559
1,474	HRG Group, Inc.*	18,690
514	Ingles Markets, Inc., Class A	14,752
142	Inter Parfums, Inc.	7,569
156	J&J Snack Foods Corp.	22,093
144	Lancaster Colony Corp.	18,158
597	Landec Corp.*	8,418
204	Limoneira Co.	4,941
445	Medifast, Inc.	65,188
109	MGP Ingredients, Inc.	9,652
332	National Beverage Corp.(a)	31,301
457	Natural Health Trends Corp.	10,072
573	Nature’s Sunshine Products, Inc.*	5,186
121	Oil-Dri Corp. of America	4,708
948	Performance Food Group Co.*	33,891
82	PriceSmart, Inc.	6,941
239	Sanderson Farms, Inc.	23,393
130	Seneca Foods Corp., Class A*	3,523
491	SpartanNash Co.	12,157
337	SUPERVALU, Inc.*(a)	6,231
168	Tootsie Roll Industries, Inc.(a)	4,889
313	Turning Point Brands, Inc.	8,476

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
537	United Natural Foods, Inc.*	$ 24,476
275	Universal Corp.	18,191
299	USANA Health Sciences, Inc.*	34,983
981	Vector Group Ltd.	19,031
489	Village Super Market, Inc., Class A	14,201
166	WD-40 Co.	22,833
214	Weis Markets, Inc.	11,669

		718,262

Energy – 2.4%
142	Adams Resources & Energy, Inc.	6,272
283	Arch Coal, Inc., Class A	23,251
1,447	Archrock, Inc.	16,713
382	Basic Energy Services, Inc.*	5,046
241	Bonanza Creek Energy, Inc.*	8,864
271	C&J Energy Services, Inc.*	7,295
409	Carrizo Oil & Gas, Inc.*	10,331
3,426	Cloud Peak Energy, Inc.*	12,402
301	CVR Energy, Inc.(a)	11,357
815	Delek US Holdings, Inc.	45,461
421	Diamond Offshore Drilling, Inc.*(a)	7,645
983	Dorian LPG Ltd.*	7,943
454	Dril-Quip, Inc.*	21,815
717	Era Group, Inc.*	9,271
1,591	Evolution Petroleum Corp.	15,115
1,113	Exterran Corp.*	30,674
2,291	Fairmount Santrol Holdings, Inc.*	12,898
229	Golar LNG Ltd. (Bermuda)	5,949
44	Green Plains, Inc.	939
852	Gulf Island Fabrication, Inc.	8,946
1,006	Hallador Energy Co.	7,535
1,864	HighPoint Resources Corp.*	13,309
980	Keane Group, Inc.*	14,357
609	Lilis Energy, Inc.*	3,618
120	Mammoth Energy Services, Inc.*	4,531
624	Matador Resources Co.*	17,516
980	Matrix Service Co.*	19,012
937	McDermott International, Inc.*(a)	20,361
131	NACCO Industries, Inc., Class A	5,024
216	Natural Gas Services Group, Inc.*	4,979
5,185	Navios Maritime Acquisition Corp.	3,917
1,328	Newpark Resources, Inc.*	14,409
489	Oil States International, Inc.*	17,311
2,838	Overseas Shipholding Group, Inc., Class A*	10,330
1,400	Pacific Ethanol, Inc.*	4,690
157	Panhandle Oil and Gas, Inc., Class A	3,273
276	Par Pacific Holdings, Inc.*	4,916
215	PDC Energy, Inc.*	13,005
501	Peabody Energy Corp.	21,678
409	ProPetro Holding Corp.*	6,654
982	Renewable Energy Group, Inc.*	17,529
457	Resolute Energy Corp.*(a)	16,297
275	REX American Resources Corp.*	20,906
827	RigNet, Inc.*	9,800
408	Ring Energy, Inc.*	5,635
1,004	Rowan Cos PLC, Class A*	15,662
359	SandRidge Energy, Inc.*	5,220
144	SEACOR Holdings, Inc.*	7,521
384	Ship Finance International Ltd. (Norway)	5,472
1,186	Smart Sand, Inc.*(a)	7,258
600	SRC Energy, Inc.*	7,764
4,357	Teekay Tankers Ltd., Class A (Bermuda)	4,836
3,339	Ultra Petroleum Corp.*	5,943
525	Unit Corp.*	11,466
1,807	Uranium Energy Corp.*(a)	2,711
433	US Silica Holdings, Inc.	13,393
5,904	W&T Offshore, Inc.*	40,442

		676,467

Shares	Description	Value
Common Stocks – (continued)
Financials – 20.8%
214	1st Source Corp.	$ 11,381
718	Access National Corp.	20,556
166	ACNB Corp.	5,229
1,114	AG Mortgage Investment Trust, Inc. REIT	21,032
202	Allegiance Bancshares, Inc.*(a)	8,797
983	American Equity Investment Life Holding Co.	34,838
250	American National Bankshares, Inc.	9,925
523	Ameris Bancorp	29,131
288	AMERISAFE, Inc.	17,179
178	Ames National Corp.	5,384
645	AmTrust Financial Services, Inc.	8,617
2,636	Anworth Mortgage Asset Corp. REIT	13,365
1,385	Apollo Commercial Real Estate Finance, Inc. REIT	25,747
863	Ares Commercial Real Estate Corp. REIT	11,927
429	Argo Group International Holdings Ltd.	26,062
585	Arlington Asset Investment Corp., Class A(a)	6,692
1,316	ARMOUR Residential REIT, Inc.	30,492
421	Arrow Financial Corp.	15,745
971	Artisan Partners Asset Management, Inc., Class A	31,363
169	Associated Capital Group, Inc., Class A	6,557
491	Atlantic Capital Bancshares, Inc.*	10,311
322	Atlas Financial Holdings, Inc.*	3,462
791	B. Riley Financial, Inc.	16,769
313	Baldwin & Lyons, Inc., Class B	7,293
1,091	Banc of California, Inc.	21,165
336	BancFirst Corp.	20,076
445	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	11,850
935	BancorpSouth Bank	31,322
694	Bank of Commerce Holdings	8,259
109	Bank of Marin Bancorp	8,447
1,202	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	57,396
525	BankFinancial Corp.	9,350
262	Bankwell Financial Group, Inc.	8,119
215	Bar Harbor Bankshares	6,480
597	BCB Bancorp, Inc.	9,313
407	Beneficial Bancorp, Inc.	6,654
501	Berkshire Hills Bancorp, Inc.	19,689
325	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	3,608
469	Blue Hills Bancorp, Inc.	9,568
1,412	BofI Holding, Inc.*	58,189
958	Boston Private Financial Holdings, Inc.	16,286
324	Bridge Bancorp, Inc.	11,972
1,065	BrightSphere Investment Group PLC	16,518
876	Brookline Bancorp, Inc.	15,943
334	Bryn Mawr Bank Corp.	15,681
265	BSB Bancorp, Inc.*	8,970
130	C&F Financial Corp.	7,852
289	Cadence BanCorp	8,442
502	Camden National Corp.	22,951
397	Cannae Holdings, Inc.*	7,936
489	Capital City Bank Group, Inc.	11,022
693	Capitol Federal Financial, Inc.	9,106
337	Capstar Financial Holdings, Inc.*	6,824
1,522	Capstead Mortgage Corp. REIT	13,926
310	Carolina Financial Corp.	13,569
910	Cathay General Bancorp	38,393
571	CenterState Bank Corp.	17,558
334	Central Pacific Financial Corp.	9,833
346	Central Valley Community Bancorp	7,425
130	Century Bancorp, Inc., Class A	10,387
657	Charter Financial Corp.	16,116

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
457	Chemical Financial Corp.	$ 25,647
145	Chemung Financial Corp.	7,612
741	Cherry Hill Mortgage Investment Corp. REIT	13,323
276	Citizens & Northern Corp.	7,057
361	City Holding Co.	26,819
622	Civista Bancshares, Inc.(a)	15,071
289	CNB Financial Corp.	8,783
1,711	CNO Financial Group, Inc.	34,254
676	CoBiz Financial, Inc.	15,088
288	Codorus Valley Bancorp, Inc.	8,640
597	Cohen & Steers, Inc.	23,241
648	Columbia Banking System, Inc.	27,553
404	Community Bank System, Inc.	24,192
1,349	Community Bankers Trust Corp.*(a)	13,153
166	Community Financial Corp. (The)(a)	6,107
301	Community Trust Bancorp, Inc.	15,366
404	ConnectOne Bancorp, Inc.	10,605
226	County Bancorp, Inc.	6,231
753	Crawford & Co., Class B	5,994
1,018	Customers Bancorp, Inc.*	30,856
1,054	CVB Financial Corp.	24,442
1,891	CYS Investments, Inc. REIT	13,842
85	Diamond Hill Investment Group, Inc.	16,655
358	Dime Community Bancshares, Inc.	7,285
169	DNB Financial Corp.	6,092
433	Donegal Group, Inc., Class A	6,053
942	Donnelley Financial Solutions, Inc.*	14,469
2,896	Dynex Capital, Inc. REIT	18,766
407	Eagle Bancorp, Inc.*	24,644
238	Elevate Credit, Inc.*	1,823
525	Ellington Residential Mortgage REIT	6,069
265	EMC Insurance Group, Inc.	6,829
658	Employers Holdings, Inc.	26,057
336	Encore Capital Group, Inc.*	13,255
741	Enova International, Inc.*	24,898
130	Enstar Group Ltd. (Bermuda)*	26,423
395	Entegra Financial Corp.*	11,257
131	Enterprise Bancorp, Inc.	5,253
324	Enterprise Financial Services Corp.	17,690
216	Equity Bancshares, Inc., Class A*	8,599
397	ESSA Bancorp, Inc.	6,304
228	Evans Bancorp, Inc.	10,613
691	Evercore, Inc., Class A	72,140
253	Farmers & Merchants Bancorp, Inc.	10,462
214	Farmers Capital Bank Corp.	11,353
503	Farmers National Banc Corp.	7,947
286	FB Financial Corp.	11,703
118	FBL Financial Group, Inc., Class A	9,275
645	FCB Financial Holdings, Inc., Class A*	39,313
492	Federal Agricultural Mortgage Corp., Class C	46,007
918	Fidelity Southern Corp.	22,418
490	Financial Institutions, Inc.	15,606
337	First Bancorp, Inc.	9,766
1,689	First BanCorp (Puerto Rico)*	13,090
469	First Bancorp/Southern Pines NC	19,515
241	First Bancshares, Inc. (The)	8,278
563	First Busey Corp.	18,078
361	First Business Financial Services, Inc.	9,343
95	First Citizens BancShares, Inc., Class A	41,733
1,281	First Commonwealth Financial Corp.	20,099

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
238	First Community Bancshares, Inc.	$ 8,199
349	First Connecticut Bancorp, Inc.	8,952
193	First Defiance Financial Corp.	12,064
1,520	First Financial Bancorp	47,804
731	First Financial Bankshares, Inc.	38,451
238	First Financial Corp.	10,377
394	First Financial Northwest, Inc.	6,848
636	First Foundation, Inc.*	12,332
265	First Guaranty Bancshares, Inc.	7,158
287	First Internet Bancorp	10,131
361	First Interstate BancSystem, Inc., Class A	15,758
528	First Merchants Corp.	24,019
265	First Mid-Illinois Bancshares, Inc.	9,927
801	First Midwest Bancorp, Inc.	21,042
525	First Northwest Bancorp*	8,563
409	First of Long Island Corp. (The)	10,429
301	FirstCash, Inc.	27,316
670	Flagstar Bancorp, Inc.*	23,309
876	Flushing Financial Corp.	23,380
334	FNB Bancorp	12,635
286	Franklin Financial Network, Inc.*(a)	10,453
1,677	Fulton Financial Corp.	29,264
121	GAMCO Investors, Inc., Class A	3,117
588	German American Bancorp, Inc.	21,209
864	Glacier Bancorp, Inc.	33,687
190	Global Indemnity Ltd. (Cayman Islands)	7,188
742	Great Ajax Corp. REIT	9,802
324	Great Southern Bancorp, Inc.	18,630
560	Great Western Bancorp, Inc.	24,410
360	Green Bancorp, Inc.	8,082
444	Green Dot Corp., Class A*	31,644
200	Greenhill & Co., Inc.	5,270
253	Greenlight Capital Re Ltd., Class A*	3,618
527	Guaranty Bancorp	17,760
408	Hallmark Financial Services, Inc.*	4,023
361	Hamilton Lane, Inc., Class A	16,880
814	Hancock Whitney Corp.	40,903
574	Hanmi Financial Corp.	17,191
430	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(a)	7,886
478	HarborOne Bancorp, Inc.*(a)	8,819
241	HCI Group, Inc.	9,992
601	Health Insurance Innovations, Inc., Class A*	19,172
480	Heartland Financial USA, Inc.	26,328
1,065	Heritage Commerce Corp.	18,169
480	Heritage Financial Corp.	15,432
887	Hilltop Holdings, Inc.	20,800
72	Hingham Institution for Savings	15,427
216	Home Bancorp, Inc.	9,508
1,028	Home BancShares, Inc.	23,665
633	HomeStreet, Inc.*	16,964
337	HomeTrust Bancshares, Inc.*	9,065
992	Hope Bancorp, Inc.	17,846
443	Horace Mann Educators Corp.	19,581
359	Horizon Bancorp, Inc.	11,262
489	Houlihan Lokey, Inc.	23,907
348	Howard Bancorp, Inc.*	6,020
405	IBERIABANK Corp.	32,359
610	Impac Mortgage Holdings, Inc.*	5,191
251	Independent Bank Corp.	19,666

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
611	Independent Bank Corp.	$ 15,611
166	Independent Bank Group, Inc.	12,492
140	Infinity Property & Casualty Corp.	20,258
492	International Bancshares Corp.	21,254
349	INTL. FCStone, Inc.*	17,450
2,577	Invesco Mortgage Capital, Inc. REIT	41,825
360	Investar Holding Corp.(a)	9,846
2,299	Investors Bancorp, Inc.	30,669
71	Investors Title Co.	13,135
408	James River Group Holdings Ltd.	15,475
1,091	Kearny Financial Corp.	15,765
215	Kemper Corp.	16,652
573	Kingstone Cos, Inc.	9,999
268	Kinsale Capital Group, Inc.	14,193
457	KKR Real Estate Finance Trust, Inc.	9,300
969	Ladder Capital Corp. REIT	15,039
693	Lakeland Bancorp, Inc.	13,929
525	Lakeland Financial Corp.	25,615
240	LCNB Corp.	4,692
633	LegacyTexas Financial Group, Inc.	26,580
72	LendingTree, Inc.*(a)	18,641
372	Live Oak Bancshares, Inc.	10,993
1,163	Macatawa Bank Corp.	14,061
397	Malvern Bancorp, Inc.*	10,481
800	MB Financial, Inc.	39,512
942	MBT Financial Corp.	9,985
313	Mercantile Bank Corp.	11,299
549	Meridian Bancorp, Inc.	10,733
265	Meta Financial Group, Inc.	29,985
119	Middlefield Banc Corp.	6,301
513	Midland States Bancorp, Inc.	16,642
561	MidSouth Bancorp, Inc.	7,798
263	MidWestOne Financial Group, Inc.	8,766
585	Moelis & Co., Class A	34,661
1,090	MTGE Investment Corp. REIT	21,746
154	MutualFirst Financial, Inc.	5,914
371	National Bank Holdings Corp., Class A	14,447
108	National Bankshares, Inc.	5,200
205	National Commerce Corp.*	9,440
561	National General Holdings Corp.	15,360
48	National Western Life Group, Inc., Class A	14,936
1,006	Nationstar Mortgage Holdings, Inc.*	18,028
205	Navigators Group, Inc. (The)	12,054
444	NBT Bancorp, Inc.	16,916
300	Nelnet, Inc., Class A	18,432
2,704	New York Mortgage Trust, Inc. REIT(a)	16,657
275	NI Holdings, Inc.*(a)	4,494
205	Nicolet Bankshares, Inc.*	11,650
2,206	NMI Holdings, Inc., Class A*	36,730
455	Northeast Bancorp	9,919
349	Northfield Bancorp, Inc.	5,703
288	Northrim BanCorp, Inc.	11,434
456	Northwest Bancshares, Inc.	7,861
276	Norwood Financial Corp.(a)	8,617
617	OceanFirst Financial Corp.	18,090
1,759	Ocwen Financial Corp.*	7,687
947	OFG Bancorp (Puerto Rico)	13,353
253	Ohio Valley Banc Corp.	12,397
346	Old Line Bancshares, Inc.	11,895
1,318	Old National Bancorp	23,658
227	Old Point Financial Corp.	6,056
669	Old Second Bancorp, Inc.	10,002
265	Oppenheimer Holdings, Inc., Class A	7,460
958	Orchid Island Capital, Inc. REIT	7,060
886	Oritani Financial Corp.	14,087

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
409	Owens Realty Mortgage, Inc. REIT(a)	$ 6,875
609	Pacific Mercantile Bancorp*	5,968
310	Pacific Premier Bancorp, Inc.*	12,803
226	Park National Corp.	25,949
394	Parke Bancorp, Inc.(a)	8,648
394	PCSB Financial Corp.	8,053
431	Peapack Gladstone Financial Corp.	14,870
190	Penns Woods Bancorp, Inc.	8,769
1,004	PennyMac Financial Services, Inc., Class A*	20,180
1,185	PennyMac Mortgage Investment Trust REIT	22,183
288	Peoples Bancorp of North Carolina, Inc.	9,150
476	Peoples Bancorp, Inc.	17,864
226	Peoples Financial Services Corp.	10,627
440	People’s Utah Bancorp	16,038
83	Piper Jaffray Cos	6,208
241	PJT Partners, Inc., Class A	13,320
466	PRA Group, Inc.*	17,988
467	Preferred Bank	29,748
457	Premier Financial Bancorp, Inc.	10,237
696	Primerica, Inc.	68,452
288	Provident Financial Holdings, Inc.	5,285
684	Provident Financial Services, Inc.	19,111
501	Prudential Bancorp, Inc.	8,712
1,064	Pzena Investment Management, Inc., Class A	9,565
313	QCR Holdings, Inc.	15,040
2,574	Radian Group, Inc.	40,927
1,304	Redwood Trust, Inc. REIT	21,333
373	Regional Management Corp.*	13,312
253	Reliant Bancorp, Inc.	6,482
434	Renasant Corp.	20,797
337	Republic Bancorp, Inc., Class A	14,798
573	Republic First Bancorp, Inc.*(a)	4,928
1,208	Riverview Bancorp, Inc.	10,570
313	RLI Corp.	20,558
468	S&T Bancorp, Inc.	21,140
432	Safeguard Scientifics, Inc.*	5,681
208	Safety Insurance Group, Inc.	17,888
691	Sandy Spring Bancorp, Inc.	28,711
489	Seacoast Banking Corp. of Florida*	15,247
787	Selective Insurance Group, Inc.	44,741
958	ServisFirst Bancshares, Inc.	40,246
526	Shore Bancshares, Inc.	9,931
527	SI Financial Group, Inc.	7,931
397	Sierra Bancorp	11,211
838	Simmons First National Corp., Class A	26,816
265	SmartFinancial, Inc.*	6,310
322	South State Corp.	28,827
346	Southern First Bancshares, Inc.*	16,366
373	Southern Missouri Bancorp, Inc.	13,637
526	Southern National Bancorp of Virginia, Inc.	9,189
373	Southside Bancshares, Inc.	12,738
202	State Auto Financial Corp.	6,266
392	State Bank Financial Corp.	13,152
1,309	Sterling Bancorp	32,136
385	Stewart Information Services Corp.	16,243
505	Stifel Financial Corp.	29,694
585	Stock Yards Bancorp, Inc.	23,225
227	Summit Financial Group, Inc.	5,852
636	Sutherland Asset Management Corp. REIT	9,922
367	Territorial Bancorp, Inc.	11,223
480	Texas Capital Bancshares, Inc.*	46,248

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
1,913	Third Point Reinsurance Ltd. (Bermuda)*	$ 25,539
385	Timberland Bancorp, Inc.	12,566
180	Tompkins Financial Corp.	15,169
789	Towne Bank/Portsmouth VA	24,972
325	TriCo Bancshares	12,649
445	TriState Capital Holdings, Inc.*	11,437
483	Triumph Bancorp, Inc.*	19,827
264	Trupanion, Inc.*(a)	8,387
1,293	TrustCo Bank Corp.	11,249
729	Trustmark Corp.	23,452
445	Two River Bancorp	7,934
430	UMB Financial Corp.	33,132
1,606	Umpqua Holdings Corp.	37,805
659	Union Bankshares Corp.	27,085
277	United Bankshares, Inc.	10,097
694	United Community Banks, Inc.	22,527
693	United Community Financial Corp.	7,249
852	United Financial Bancorp, Inc.	14,842
190	United Fire Group, Inc.	10,192
501	United Security Bancshares(a)	5,361
489	Unity Bancorp, Inc.	11,320
1,233	Universal Insurance Holdings, Inc.	43,956
384	Univest Corp. of Pennsylvania	11,174
2,804	Valley National Bancorp	35,639
277	Veritex Holdings, Inc.*	8,515
337	Virtu Financial, Inc., Class A	10,464
70	Virtus Investment Partners, Inc.	8,789
1,078	Waddell & Reed Financial, Inc., Class A	20,913
920	Walker & Dunlop, Inc.	51,630
1,017	Washington Federal, Inc.	33,002
384	Washington Trust Bancorp, Inc.	23,424
695	Waterstone Financial, Inc.	12,058
492	WesBanco, Inc.	22,922
609	West Bancorporation, Inc.	15,195
214	Westamerica Bancorporation	12,247
980	Western Asset Mortgage Capital Corp. REIT	10,359
873	Western New England Bancorp, Inc.	9,472
131	Westwood Holdings Group, Inc.	7,602
621	Wintrust Financial Corp.	57,200
1,046	WisdomTree Investments, Inc.	11,464
3,280	WMIH Corp.*	4,428
168	World Acceptance Corp.*	18,119
326	WSFS Financial Corp.	17,066

		5,773,237

Health Care – 14.2%
214	Abaxis, Inc.	17,719
647	Abeona Therapeutics, Inc.*(a)	11,452
910	Aceto Corp.	2,402
1,593	Acorda Therapeutics, Inc.*	41,816
311	Addus HomeCare Corp.*	17,805
276	Aimmune Therapeutics, Inc.*	9,133
671	Akebia Therapeutics, Inc.*	6,589
1,914	Allscripts Healthcare Solutions, Inc.*	24,212
1,543	AMAG Pharmaceuticals, Inc.*(a)	37,726
635	Amedisys, Inc.*	48,482
467	American Renal Associates Holdings, Inc.*	6,743
549	Amicus Therapeutics, Inc.*	9,278
765	AMN Healthcare Services, Inc.*	43,222
1,135	Amneal Pharmaceuticals, Inc.*	22,405
684	Amphastar Pharmaceuticals, Inc.*	10,807
237	Analogic Corp.	19,825
60	AnaptysBio, Inc.*	4,668
334	Anavex Life Sciences Corp.*	918
1,055	AngioDynamics, Inc.*	22,187

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
166	ANI Pharmaceuticals, Inc.*	$ 10,506
106	Anika Therapeutics, Inc.*	4,310
1,125	Array BioPharma, Inc.*	18,394
263	Assembly Biosciences, Inc.*	11,122
478	AtriCure, Inc.*	11,333
22	Atrion Corp.	12,980
386	AxoGen, Inc.*	18,953
1,939	BioScrip, Inc.*	5,138
59	BioSpecifics Technologies Corp.*	2,552
349	BioTelemetry, Inc.*	14,745
284	Bluebird Bio, Inc.*	50,850
226	Blueprint Medicines Corp.*	19,002
1,501	Calithera Biosciences, Inc.*	7,730
598	Cambrex Corp.*	27,089
346	Cantel Medical Corp.	37,745
887	Cardiovascular Systems, Inc.*	26,699
970	Castlight Health, Inc., Class B*	3,492
1,209	Catalent, Inc.*	47,465
2,058	Catalyst Pharmaceuticals, Inc.*	7,903
239	Chemed Corp.	77,914
1,532	ChemoCentryx, Inc.*	19,885
646	Civitas Solutions, Inc.*	10,401
370	Clearside Biomedical, Inc.*(a)	3,648
2,046	Community Health Systems, Inc.*	8,368
1,604	Conatus Pharmaceuticals, Inc.*	6,897
371	Concert Pharmaceuticals, Inc.*	7,580
286	CONMED Corp.	19,634
3,776	Corcept Therapeutics, Inc.*	69,856
657	Corium International, Inc.*(a)	5,611
192	CorVel Corp.*	9,696
394	Corvus Pharmaceuticals, Inc.*	5,410
250	Cotiviti Holdings, Inc.*	8,527
1,727	Cross Country Healthcare, Inc.*	21,052
312	CryoLife, Inc.*	8,596
827	Cutera, Inc.*	34,734
347	CytomX Therapeutics, Inc.*	8,907
3,605	Depomed, Inc.*	22,423
729	Diplomat Pharmacy, Inc.*	17,161
516	Eagle Pharmaceuticals, Inc.*	34,784
289	Editas Medicine, Inc.*	11,074
815	Emergent BioSolutions, Inc.*	42,021
143	Enanta Pharmaceuticals, Inc.*	14,270
980	Encompass Health Corp.	63,455
421	Ensign Group, Inc. (The)	15,413
2,585	Enzo Biochem, Inc.*	16,802
143	Esperion Therapeutics, Inc.*(a)	5,504
682	Exact Sciences Corp.*	40,606
1,627	Fate Therapeutics, Inc.*	17,816
204	FibroGen, Inc.*	10,996
298	FONAR Corp.*	7,957
502	Foundation Medicine, Inc.*	49,773
1,185	Genomic Health, Inc.*	47,305
621	Glaukos Corp.*(a)	23,455
190	Global Blood Therapeutics, Inc.*	9,148
885	Globus Medical, Inc., Class A*	49,162
624	Haemonetics Corp.*	56,378
298	Halozyme Therapeutics, Inc.*	5,483
610	Halyard Health, Inc.*	33,489
395	HealthEquity, Inc.*	29,352
250	Heska Corp.*	26,735
633	HMS Holdings Corp.*	13,692
2,636	Horizon Pharma PLC*	42,967
118	ICU Medical, Inc.*	34,344
1,004	ImmunoGen, Inc.*	11,506

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
861	Immunomedics, Inc.*(a)	$ 18,994
2,332	Innoviva, Inc.*(a)	34,490
239	Inogen, Inc.*	43,663
651	Insulet Corp.*	61,057
1,508	Insys Therapeutics, Inc.*	9,832
456	Integer Holdings Corp.*	30,096
489	Integra LifeSciences Holdings Corp.*	31,560
397	Intellia Therapeutics, Inc.*(a)	10,759
1,125	Intersect ENT, Inc.*	47,981
260	iRhythm Technologies, Inc.*	19,768
225	Jounce Therapeutics, Inc.*(a)	2,531
595	K2M Group Holdings, Inc.*	14,096
705	Kindred Biosciences, Inc.*	7,191
169	Kindred Healthcare, Inc.*	1,513
682	Kura Oncology, Inc.*	11,355
1,307	Lannett Co., Inc.*(a)	21,631
1,450	Lantheus Holdings, Inc.*	20,300
622	LeMaitre Vascular, Inc.	21,198
766	LHC Group, Inc.*	58,959
108	Ligand Pharmaceuticals, Inc.*	20,761
525	LivaNova PLC*	49,376
97	Loxo Oncology, Inc.*	17,201
1,905	Luminex Corp.	53,950
229	Magellan Health, Inc.*	20,942
668	Masimo Corp.*	66,165
1,543	Matinas BioPharma Holdings, Inc.*	865
525	Medidata Solutions, Inc.*	40,509
445	Medpace Holdings, Inc.*	18,761
778	Meridian Bioscience, Inc.	11,514
456	Merit Medical Systems, Inc.*	23,393
6,478	MiMedx Group, Inc.*(a)	54,545
562	Molina Healthcare, Inc.*	47,731
646	Momenta Pharmaceuticals, Inc.*	15,246
250	MyoKardia, Inc.*	11,900
1,952	Myriad Genetics, Inc.*	71,268
1,112	NanoString Technologies, Inc.*	14,334
1,136	Natera, Inc.*	13,246
130	National HealthCare Corp.	8,632
469	National Research Corp.	16,157
301	Natus Medical, Inc.*	11,107
956	Nektar Therapeutics*	76,738
247	Neogen Corp.*	18,700
1,365	NeoGenomics, Inc.*(a)	15,834
217	Nevro Corp.*	17,076
421	Novelion Therapeutics, Inc. (Canada)*	1,768
500	Novocure Ltd.*	15,725
561	NuVasive, Inc.*	28,757
825	NxStage Medical, Inc.*	22,803
1,304	Nymox Pharmaceutical Corp. (Canada)*	4,590
779	Omeros Corp.*(a)	15,907
301	Omnicell, Inc.*	14,012
457	OraSure Technologies, Inc.*	7,774
574	Orthofix International NV*	31,369
789	Owens & Minor, Inc.	12,861
396	Oxford Immunotec Global PLC*(a)	5,710
407	Pacira Pharmaceuticals, Inc.*	13,940
10,004	PDL BioPharma, Inc.*	26,711
275	Penumbra, Inc.*	44,248
1,089	Phibro Animal Health Corp., Class A	49,223
1,090	Pieris Pharmaceuticals, Inc.*	6,126
442	PRA Health Sciences, Inc.*	37,526
780	Prestige Brands Holdings, Inc.*	26,075
145	Providence Service Corp. (The)*	10,440
109	Puma Biotechnology, Inc.*	5,772
1,869	Quality Systems, Inc.*	32,894
238	Quidel Corp.*	14,923
814	R1 RCM, Inc.*	6,455
1,986	RadNet, Inc.*	25,222
253	REGENXBIO, Inc.*	13,713

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
277	Repligen Corp.*	$ 12,099
212	Retrophin, Inc.*	5,938
576	RTI Surgical, Inc.*	2,621
158	Sage Therapeutics, Inc.*	24,125
621	Sangamo Therapeutics, Inc.*	10,215
247	Sarepta Therapeutics, Inc.*	23,181
957	Select Medical Holdings Corp.*	17,322
684	Simulations Plus, Inc.	13,133
289	Spectrum Pharmaceuticals, Inc.*	5,575
1,998	STAAR Surgical Co.*	59,441
599	Stemline Therapeutics, Inc.*	11,770
1,114	Strongbridge Biopharma PLC*(a)	7,241
1,034	Supernus Pharmaceuticals, Inc.*	58,266
263	Surmodics, Inc.*	13,623
766	Syneos Health, Inc.*	32,938
574	Tactile Systems Technology, Inc.*(a)	28,488
289	Teladoc, Inc.*(a)	14,710
229	Tivity Health, Inc.*	8,026
1,055	Triple-S Management Corp., Class B (Puerto Rico)*	38,666
154	US Physical Therapy, Inc.	14,376
70	Utah Medical Products, Inc.	7,326
1,928	Vanda Pharmaceuticals, Inc.*	33,933
264	Varex Imaging Corp.*	9,757
1,484	Veracyte, Inc.*	11,353
335	Viveve Medical, Inc.*(a)	891
658	Vocera Communications, Inc.*	17,779
379	Wright Medical Group NV*(a)	9,460
658	Xencor, Inc.*	26,327
252	Zogenix, Inc.*(a)	10,723

		3,961,956

Industrials – 14.2%
825	AAON, Inc.	25,162
323	AAR Corp.	14,435
408	ABM Industries, Inc.	11,612
1,435	Acacia Research Corp.*	5,525
969	ACCO Brands Corp.	12,500
455	Actuant Corp., Class A	10,624
265	Advanced Disposal Services, Inc.*	6,196
479	Advanced Drainage Systems, Inc.	13,891
361	Aegion Corp.*	9,278
718	Aerojet Rocketdyne Holdings, Inc.*	20,779
156	Aerovironment, Inc.*	9,026
265	Air Transport Services Group, Inc.*	5,565
204	Alamo Group, Inc.	18,811
189	Albany International Corp., Class A	11,623
130	Allegiant Travel Co.	19,675
409	Allied Motion Technologies, Inc.	19,779
288	Altra Industrial Motion Corp.	11,909
188	American Woodmark Corp.*	19,383
516	Apogee Enterprises, Inc.	22,523
777	Applied Industrial Technologies, Inc.	54,196
1,211	ARC Document Solutions, Inc.*	2,361
624	ArcBest Corp.	29,609
252	Argan, Inc.	9,752
707	ASGN, Inc.*	54,439
133	Astec Industries, Inc.	7,782
803	Atkore International Group, Inc.*	17,345
95	Atlas Air Worldwide Holdings, Inc.*	6,474
598	Avis Budget Group, Inc.*	23,316
1,285	Axon Enterprise, Inc.*	81,829
562	Barnes Group, Inc.	33,394
204	Barrett Business Services, Inc.	17,589

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
753	Beacon Roofing Supply, Inc.*	$ 31,551
432	BG Staffing, Inc.	7,979
455	Blue Bird Corp.*	8,531
1,697	BMC Stock Holdings, Inc.*	34,534
813	Brady Corp., Class A	31,707
313	Briggs & Stratton Corp.	5,775
385	Brink’s Co. (The)	30,511
1,973	Builders FirstSource, Inc.*	38,631
728	Caesarstone Ltd.(a)	11,393
623	Casella Waste Systems, Inc., Class A*	14,690
1,245	CBIZ, Inc.*	25,709
468	CECO Environmental Corp.	2,672
332	Chart Industries, Inc.*	21,391
397	Cimpress NV (Netherlands)*	55,274
478	Columbus McKinnon Corp.	19,804
778	Comfort Systems USA, Inc.	36,449
1,005	Commercial Vehicle Group, Inc.*	7,970
457	Continental Building Products, Inc.*	13,824
1,459	Costamare, Inc. (Monaco)	10,636
469	Covanta Holding Corp.	7,645
338	CRA International, Inc.	18,286
190	CSW Industrials, Inc.*	9,234
250	Cubic Corp.	17,387
369	Curtiss-Wright Corp.	46,955
645	Deluxe Corp.	42,918
324	Douglas Dynamics, Inc.	14,920
265	Ducommun, Inc.*	8,946
765	DXP Enterprises, Inc.*	29,850
331	Dycom Industries, Inc.*	30,836
349	Eastern Co. (The)	10,662
1,294	Echo Global Logistics, Inc.*	35,973
695	EMCOR Group, Inc.	52,771
227	Encore Wire Corp.	10,987
442	EnerSys	35,320
289	Ennis, Inc.	5,274
180	EnPro Industries, Inc.	13,259
193	EnviroStar, Inc.	7,430
337	ESCO Technologies, Inc.	18,906
839	Essendant, Inc.	11,738
273	Esterline Technologies Corp.*	19,915
121	Exponent, Inc.	11,894
373	Federal Signal Corp.	8,911
277	Forrester Research, Inc.	11,703
636	Forward Air Corp.	37,728
610	Franklin Covey Co.*	17,110
371	Franklin Electric Co, Inc.	17,159
433	FreightCar America, Inc.	7,413
445	FTI Consulting, Inc.*	27,586
155	GATX Corp.	11,144
322	Gencor Industries, Inc.*	5,039
467	Generac Holdings, Inc.*	23,392
322	Gibraltar Industries, Inc.*	12,767
253	Global Brass & Copper Holdings, Inc.	7,944
1,052	GMS, Inc.*	31,507
181	Gorman-Rupp Co. (The)	6,040
157	GP Strategies Corp.*	3,022
226	Graham Corp.	5,765
152	Granite Construction, Inc.	8,644
383	Greenbrier Cos, Inc. (The)	19,035
480	H&E Equipment Services, Inc.	16,594
753	Harsco Corp.*	18,448
801	Hawaiian Holdings, Inc.	29,637
731	HC2 Holdings, Inc.*(a)	4,496
695	Healthcare Services Group, Inc.	25,124
289	Heartland Express, Inc.	5,399

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
384	Heritage-Crystal Clean, Inc.*	$ 7,795
1,054	Herman Miller, Inc.	34,519
658	Hillenbrand, Inc.	30,696
624	HNI Corp.	23,157
577	Hub Group, Inc., Class A*	28,821
274	Hurco Cos, Inc.	13,138
277	Huron Consulting Group, Inc.*	11,219
1,496	Huttig Building Products, Inc.*(a)	8,452
106	Hyster-Yale Materials Handling, Inc.	7,070
371	ICF International, Inc.	26,211
549	IES Holdings, Inc.*(a)	9,690
1,031	InnerWorkings, Inc.*	9,062
514	Insperity, Inc.	47,288
1,006	Interface, Inc.	22,836
310	JELD-WEN Holding, Inc.*	8,485
350	John Bean Technologies Corp.	30,905
252	Kadant, Inc.	24,583
418	Kaman Corp.	29,582
899	KBR, Inc.	16,560
657	Kelly Services, Inc., Class A	14,723
611	Kennametal, Inc.	22,748
1,090	Kforce, Inc.	36,679
1,843	Kimball International, Inc., Class B	29,949
575	KLX, Inc.*	42,452
885	Knight-Swift Transportation Holdings, Inc.	36,002
621	Knoll, Inc.	12,544
420	Korn/Ferry International	22,966
585	Kratos Defense & Security Solutions, Inc.*(a)	6,546
397	Lawson Products, Inc.*	9,548
525	LB Foster Co., Class A*	12,180
96	Lindsay Corp.	9,448
549	LSC Communications, Inc.	6,950
360	LSI Industries, Inc.	1,980
249	Lydall, Inc.*	10,433
289	Marten Transport Ltd.	6,589
190	Masonite International Corp.*	12,559
645	MasTec, Inc.*	30,089
250	Matthews International Corp., Class A	13,750
144	McGrath RentCorp	9,372
336	Mercury Systems, Inc.*	12,408
923	Meritor, Inc.*	19,152
143	Miller Industries, Inc.	3,811
397	Mistras Group, Inc.*	7,642
168	Mobile Mini, Inc.	7,661
263	Moog, Inc., Class A	21,442
623	MRC Global, Inc.*	12,865
394	MSA Safety, Inc.	36,642
214	Mueller Industries, Inc.	6,463
467	Mueller Water Products, Inc., Class A	5,562
142	Multi-Color Corp.	9,855
216	MYR Group, Inc.*	8,433
94	National Presto Industries, Inc.	10,613
574	Navigant Consulting, Inc.*	13,983
214	Navistar International Corp.*	8,012
1,125	NCI Building Systems, Inc.*	21,544
1,187	Nexeo Solutions, Inc.*	11,490
229	NN, Inc.	4,946
311	Northwest Pipe Co.*	6,547
779	NOW, Inc.*	10,953
457	NV5 Global, Inc.*	28,700
181	Omega Flex, Inc.	12,587
1,256	Orion Group Holdings, Inc.*	9,747
180	Park-Ohio Holdings Corp.	7,101

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
275	Patrick Industries, Inc.*	$ 16,665
1,199	PGT Innovations, Inc.*	24,819
301	Powell Industries, Inc.	10,177
192	Preformed Line Products Co.	14,794
433	Primoris Services Corp.	11,288
343	Proto Labs, Inc.*	41,366
346	Quad/Graphics, Inc.	6,840
433	Quanex Building Products Corp.	7,274
2,347	Radiant Logistics, Inc.*	9,505
457	Raven Industries, Inc.	17,275
168	RBC Bearings, Inc.*	21,119
1,461	Resources Connection, Inc.	24,326
575	Revolution Lighting Technologies, Inc.*(a)	2,450
756	Rexnord Corp.*	22,060
1,459	Roadrunner Transportation Systems, Inc.*	2,641
1,245	RPX Corp.	13,010
564	Rush Enterprises, Inc., Class A*	24,269
323	Rush Enterprises, Inc., Class B*	13,682
2,192	Safe Bulkers, Inc. (Greece)*	7,825
214	Saia, Inc.*	17,634
779	Scorpio Bulkers, Inc.	5,726
576	Simpson Manufacturing Co., Inc.	36,467
730	SiteOne Landscape Supply, Inc.*	55,225
312	SkyWest, Inc.	17,784
420	SP Plus Corp.*	15,120
585	Spartan Motors, Inc.	9,068
469	Sparton Corp.*	8,700
319	SPX Corp.*	10,929
314	SPX FLOW, Inc.*	13,681
84	Standex International Corp.	8,379
1,557	Steelcase, Inc., Class A	22,421
563	Sterling Construction Co., Inc.*	7,156
178	Sun Hydraulics Corp.	8,857
490	Tennant Co.	38,612
672	Tetra Tech, Inc.	36,926
588	Titan Machinery, Inc.*	10,637
660	Trex Co., Inc.*	77,768
549	TriMas Corp.*	15,701
422	TriNet Group, Inc.*	22,636
205	Triton International Ltd. (Bermuda)	7,136
360	Triumph Group, Inc.	7,632
1,306	TrueBlue, Inc.*	33,695
336	Tutor Perini Corp.*	6,653
537	Twin Disc, Inc.*	14,886
166	UniFirst Corp.	29,482
742	Universal Forest Products, Inc.	27,291
385	Vectrus, Inc.*	12,347
647	Veritiv Corp.*	21,513
312	Viad Corp.	16,505
1,019	Vicor Corp.*(a)	44,683
154	VSE Corp.	7,609
926	Wabash National Corp.	18,529
133	WageWorks, Inc.*	6,311
382	Watts Water Technologies, Inc., Class A	29,395
360	Werner Enterprises, Inc.	14,112
945	Wesco Aircraft Holdings, Inc.*	10,868
469	Willdan Group, Inc.*	13,367
178	Willis Lease Finance Corp.*	5,676
277	Woodward, Inc.	20,988

		3,953,351

Shares	Description	Value
Common Stocks – (continued)
Information Technology – 17.3%
694	2U, Inc.*	$ 65,791
621	3D Systems Corp.*(a)	7,676
1,163	8x8, Inc.*	21,748
1,938	A10 Networks, Inc.*	12,461
190	Acacia Communications, Inc.*	6,145
680	ACI Worldwide, Inc.*	16,422
603	Acxiom Corp.*	17,662
814	ADTRAN, Inc.	11,355
560	Advanced Energy Industries, Inc.*	36,697
1,974	Aerohive Networks, Inc.*	7,916
501	Agilysys, Inc.*	7,124
393	Alarm.com Holdings, Inc.*	17,461
109	Alpha & Omega Semiconductor Ltd.*	1,693
421	Ambarella, Inc.*	20,570
681	American Software, Inc., Class A	8,969
1,976	Amkor Technology, Inc.*	17,982
440	Anixter International, Inc.*	26,950
502	Appfolio, Inc., Class A*	29,718
240	Applied Optoelectronics, Inc.*(a)	11,225
492	Apptio, Inc., Class A*	16,251
1,038	Aspen Technology, Inc.*	96,804
2,095	Avid Technology, Inc.*	10,684
681	AVX Corp.	10,412
310	Axcelis Technologies, Inc.*	6,587
1,160	AXT, Inc.*	8,410
465	Badger Meter, Inc.	20,344
334	Bel Fuse, Inc., Class B	6,446
299	Belden, Inc.	16,523
934	Benchmark Electronics, Inc.	25,872
300	Blackbaud, Inc.	29,241
921	Blackhawk Network Holdings, Inc.*	41,445
1,053	Blucora, Inc.*	39,961
296	Bottomline Technologies de, Inc.*	14,078
1,558	Box, Inc., Class A*	40,009
1,473	Brightcove, Inc.*	15,098
693	Brooks Automation, Inc.	22,647
297	Cabot Microelectronics Corp.	33,611
334	CACI International, Inc., Class A*	55,661
323	CalAmp Corp.*	6,854
1,725	Calix, Inc.*	11,730
728	Carbonite, Inc.*	28,246
527	Cardtronics PLC, Class A*	13,523
660	Care.com, Inc.*	13,688
513	Cars.com, Inc.*	13,174
142	Cass Information Systems, Inc.	8,828
179	CEVA, Inc.*	6,032
705	ChannelAdvisor Corp.*	10,434
1,532	Ciena Corp.*	35,313
1,100	Cirrus Logic, Inc.*	41,228
658	Clearfield, Inc.*(a)	7,106
346	Cloudera, Inc.*	5,612
397	Cohu, Inc.	9,536
588	CommVault Systems, Inc.*	40,190
394	Comtech Telecommunications Corp.	12,332
1,151	Control4 Corp.*	28,533

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
1,459	Convergys Corp.	$ 34,491
385	Cornerstone OnDemand, Inc.*	19,050
311	Coupa Software, Inc.*	16,601
1,063	Cree, Inc.*	49,557
495	CSG Systems International, Inc.	20,483
371	CTS Corp.	12,057
431	CyberOptics Corp.*	7,392
1,435	Daktronics, Inc.	11,494
3,043	DHI Group, Inc.*	6,999
837	Digi International, Inc.*	9,793
767	Diodes, Inc.*	26,262
1,016	DSP Group, Inc.*	13,005
107	Ebix, Inc.	7,982
871	Electro Scientific Industries, Inc.*	17,089
488	Electronics For Imaging, Inc.*(a)	16,314
202	Ellie Mae, Inc.*	21,471
1,701	Entegris, Inc.	59,705
215	Envestnet, Inc.*	11,373
481	EPAM Systems, Inc.*	59,250
241	ePlus, Inc.*	21,919
828	Etsy, Inc.*	26,778
403	Everbridge, Inc.*	18,566
2,262	Everi Holdings, Inc.*	16,942
741	EVERTEC, Inc. (Puerto Rico)	16,154
348	ExlService Holdings, Inc.*	19,728
2,969	Extreme Networks, Inc.*	25,563
314	Fair Isaac Corp.*	57,785
272	FARO Technologies, Inc.*	14,593
923	Finisar Corp.*(a)	14,962
1,881	Fitbit, Inc., Class A*	10,214
1,154	Five9, Inc.*	40,263
609	FormFactor, Inc.*	8,252
1,806	Glu Mobile, Inc.*	10,186
475	GrubHub, Inc.*	50,925
551	GSI Technology, Inc.*	4,199
286	GTT Communications, Inc.*	13,442
1,088	Hackett Group, Inc. (The)	17,517
994	Hortonworks, Inc.*	17,673
396	HubSpot, Inc.*	47,995
383	Ichor Holdings Ltd.*	9,529
397	II-VI, Inc.*	17,448
250	Imperva, Inc.*	12,125
669	Impinj, Inc.*(a)	11,975
2,034	Information Services Group, Inc.*	8,197
217	Insight Enterprises, Inc.*	10,177
766	Instructure, Inc.*	32,938
1,221	Integrated Device Technology, Inc.*	40,586
313	InterDigital, Inc.	24,680
214	Intevac, Inc.*	1,006
1,483	Iteris, Inc.*	7,608
464	Itron, Inc.*	26,494
383	j2 Global, Inc.	32,341
974	KEMET Corp.*	19,461
731	Kimball Electronics, Inc.*	13,670
813	Knowles Corp.*	11,788
873	Kopin Corp.*(a)	3,082
980	KVH Industries, Inc.*	10,829
568	Lattice Semiconductor Corp.*	3,266
708	Leaf Group Ltd.*	6,938
909	Liquidity Services, Inc.*	5,136
200	Littelfuse, Inc.	43,410
1,202	LivePerson, Inc.*	23,259
373	Lumentum Holdings, Inc.*	21,914
489	ManTech International Corp., Class A	26,362
848	MAXIMUS, Inc.	51,643

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
609	MaxLinear, Inc.*	$ 11,175
660	Maxwell Technologies, Inc.*(a)	3,399
3,689	Meet Group, Inc. (The)*	13,465
47	Mesa Laboratories, Inc.	7,477
489	Methode Electronics, Inc.	19,633
166	MicroStrategy, Inc., Class A*	21,509
1,880	MicroVision, Inc.*(a)	3,064
789	MINDBODY, Inc., Class A*	31,087
1,004	Mitek Systems, Inc.*	8,685
634	MKS Instruments, Inc.	71,135
2,682	MobileIron, Inc.*	11,533
524	Model N, Inc.*	9,353
466	Monolithic Power Systems, Inc.	61,423
253	Monotype Imaging Holdings, Inc.	5,465
263	MTS Systems Corp.	13,781
717	Nanometrics, Inc.*	30,092
744	Napco Security Technologies, Inc.*	8,816
358	NETGEAR, Inc.*	21,641
1,030	NetScout Systems, Inc.*	27,810
524	New Relic, Inc.*	53,233
826	NIC, Inc.	12,679
373	Novanta, Inc.*	24,189
738	Nutanix, Inc., Class A*	39,446
131	NVE Corp.	14,482
1,389	Oclaro, Inc.*	11,890
135	Okta, Inc.*	7,588
192	OSI Systems, Inc.*	13,167
265	Park Electrochemical Corp.	5,478
299	Paycom Software, Inc.*	31,536
108	Paylocity Holding Corp.*	6,453
729	PC Connection, Inc.	21,571
633	PCM, Inc.*	7,723
610	Pegasystems, Inc.	37,728
992	Perficient, Inc.*	25,901
1,667	Photronics, Inc.*	14,503
1,792	Pixelworks, Inc.*(a)	7,437
528	Plantronics, Inc.	38,465
513	Plexus Corp.*	29,831
298	Power Integrations, Inc.	22,395
657	Progress Software Corp.	24,887
298	Proofpoint, Inc.*	34,833
312	PROS Holdings, Inc.*	11,026
1,807	Pure Storage, Inc., Class A*	38,778
409	Q2 Holdings, Inc.*	23,374
265	QAD, Inc., Class A	13,740
286	Qualys, Inc.*	22,008
585	Quantenna Communications, Inc.*	9,360
1,751	Quantum Corp.*	5,288
1,844	QuinStreet, Inc.*	25,281
646	Quotient Technology, Inc.*	8,656
1,700	Radisys Corp.*	1,264
2,071	Rambus, Inc.*	27,876
563	Rapid7, Inc.*	17,830
514	RealPage, Inc.*	30,198
226	Reis, Inc.	4,882
2,550	Ribbon Communications, Inc.*	15,453
981	RingCentral, Inc., Class A*	74,311
192	Rogers Corp.*	21,880
1,064	Rosetta Stone, Inc.*	17,258
1,677	Rubicon Project, Inc. (The)*	3,941
815	Rudolph Technologies, Inc.*	27,303
959	Sanmina Corp.*	27,619
397	ScanSource, Inc.*	15,543
562	Science Applications International Corp.	49,709

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
489	Semtech Corp.*	$ 23,668
312	Shutterstock, Inc.*	14,786
2,355	Sigma Designs, Inc.*	14,601
346	Silicon Laboratories, Inc.*	36,538
181	SMART Global Holdings, Inc.*	8,060
85	SPS Commerce, Inc.*	6,327
179	Stamps.com, Inc.*	44,893
635	StarTek, Inc.*(a)	4,312
599	Sykes Enterprises, Inc.*	16,862
647	Synaptics, Inc.*	27,200
154	SYNNEX Corp.	16,450
792	Syntel, Inc.*	24,948
719	Systemax, Inc.	23,741
275	Tech Data Corp.*	23,873
837	TechTarget, Inc.*	22,465
525	Telenav, Inc.*	2,809
982	TiVo Corp.	14,141
190	Trade Desk, Inc. (The), Class A*(a)	16,251
1,630	Travelport Worldwide Ltd.	28,590
1,409	TrueCar, Inc.*	13,822
454	TTEC Holdings, Inc.	16,026
1,337	TTM Technologies, Inc.*	24,106
121	Tucows, Inc., Class A*(a)	7,581
349	Twilio, Inc., Class A*	18,836
336	Ubiquiti Networks, Inc.*(a)	27,750
552	Ultra Clean Holdings, Inc.*	9,726
956	Unisys Corp.*(a)	11,520
253	Upland Software, Inc.*	9,052
670	Varonis Systems, Inc.*	52,026
587	VASCO Data Security International, Inc.*	12,709
967	VeriFone Systems, Inc.*	21,990
695	Verint Systems, Inc.*	29,329
238	ViaSat, Inc.*(a)	14,901
1,118	Viavi Solutions, Inc.*	10,632
166	Virtusa Corp.*	8,059
1,807	Vishay Intertechnology, Inc.	38,308
464	Vishay Precision Group, Inc.*	17,423
717	Web.com Group, Inc.*	14,017
992	Workiva, Inc.*	25,792
2,087	Xcerra Corp.*	28,738
1,113	XO Group, Inc.*	36,128
514	Xperi Corp.	10,152
1,079	Yelp, Inc.*	46,235
464	Yext, Inc.*	7,141
835	Zendesk, Inc.*	46,668
2,154	Zix Corp.*	11,653

		4,797,265

Materials – 4.1%
348	A Schulman, Inc.	15,225
288	AdvanSix, Inc.*	10,515
1,270	AgroFresh Solutions, Inc.*(a)	8,979
1,031	AK Steel Holding Corp.*(a)	4,660
478	Allegheny Technologies, Inc.*(a)	13,633
861	American Vanguard Corp.	18,555
226	Balchem Corp.	21,793
851	Boise Cascade Co.	40,593
238	Carpenter Technology Corp.	14,266
347	Century Aluminum Co.*	6,149
299	Chase Corp.	35,566
130	Clearwater Paper Corp.*	3,126
2,667	Cleveland-Cliffs, Inc.*	22,563

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
1,077	Coeur Mining, Inc.*	$ 8,681
587	Commercial Metals Co.	13,877
131	Compass Minerals International, Inc.	8,567
457	Core Molding Technologies, Inc.	6,590
824	Ferro Corp.*	16,859
839	Flotek Industries, Inc.*(a)	2,626
433	FutureFuel Corp.	5,833
828	GCP Applied Technologies, Inc.*	26,206
1,759	Gold Resource Corp.	10,976
216	Greif, Inc., Class A	12,595
70	Greif, Inc., Class B	4,434
106	Hawkins, Inc.	3,323
481	HB Fuller Co.	24,796
3,555	Hecla Mining Co.	13,367
643	Ingevity Corp.*	48,958
238	Innophos Holdings, Inc.	11,312
350	Innospec, Inc.	26,845
132	Kaiser Aluminum Corp.	14,554
993	KapStone Paper and Packaging Corp.	34,159
469	KMG Chemicals, Inc.	31,353
166	Koppers Holdings, Inc.*	6,690
394	Kraton Corp.*	19,117
334	Kronos Worldwide, Inc.	8,263
1,974	Louisiana-Pacific Corp.	57,601
394	Materion Corp.	21,493
359	Minerals Technologies, Inc.	26,207
1,449	Myers Industries, Inc.	28,400
143	Neenah, Inc.	11,604
575	Olympic Steel, Inc.	13,300
720	OMNOVA Solutions, Inc.*	7,344
1,178	PolyOne Corp.	49,382
277	Quaker Chemical Corp.	42,339
490	Rayonier Advanced Materials, Inc.	8,776
983	Ryerson Holding Corp.*	12,140
442	Schnitzer Steel Industries, Inc., Class A	13,768
311	Schweitzer-Mauduit International, Inc.	13,625
396	Sensient Technologies Corp.	26,631
311	Stepan Co.	22,610
657	Summit Materials, Inc., Class A*	18,672
1,184	SunCoke Energy, Inc.*	16,031
408	TimkenSteel Corp.*(a)	7,152
431	Trecora Resources*	6,012
560	Trinseo SA	40,488
1,172	Tronox Ltd., Class A	21,530
406	UFP Technologies, Inc.*	12,424
130	United States Lime & Minerals, Inc.	10,270
97	US Concrete, Inc.*	5,912
1,593	Valhi, Inc.	10,243
343	Verso Corp., Class A*	6,939
1,160	Warrior Met Coal, Inc.	31,517
397	Worthington Industries, Inc.	19,036

		1,137,050

Real Estate – 6.5%
237	Acadia Realty Trust REIT	6,103
252	Agree Realty Corp. REIT	13,341
836	Alexander & Baldwin, Inc. REIT	17,815
25	Alexander’s, Inc. REIT	9,688
705	Altisource Portfolio Solutions SA*(a)	20,713
264	American Assets Trust, Inc. REIT	9,596
433	Armada Hoffler Properties, Inc. REIT	6,235

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
2,322	Ashford Hospitality Trust, Inc. REIT	$ 17,113
480	Bluerock Residential Growth REIT, Inc.	4,262
1,628	Braemar Hotels & Resorts, Inc. REIT	17,908
862	CareTrust REIT, Inc.	14,214
539	CatchMark Timber Trust, Inc., Class A REIT	6,845
2,491	CBL & Associates Properties, Inc. REIT	12,604
2,813	Cedar Realty Trust, Inc. REIT	12,349
956	Chatham Lodging Trust REIT	19,875
887	Chesapeake Lodging Trust REIT	28,588
492	City Office REIT, Inc.	6,101
325	Clipper Realty, Inc. REIT(a)	2,902
347	Community Healthcare Trust, Inc. REIT	9,612
215	Consolidated-Tomoka Land Co.	12,915
386	CorEnergy Infrastructure Trust, Inc. REIT(a)	13,969
6,514	Cousins Properties, Inc. REIT	61,362
2,780	DiamondRock Hospitality Co. REIT	35,389
475	Easterly Government Properties, Inc. REIT	9,619
346	EastGroup Properties, Inc. REIT	32,258
277	Education Realty Trust, Inc. REIT	10,122
588	Farmland Partners, Inc. REIT(a)	5,004
993	First Industrial Realty Trust, Inc. REIT	32,700
660	Forestar Group, Inc.*(a)	15,444
898	Four Corners Property Trust, Inc. REIT	20,555
802	Franklin Street Properties Corp. REIT	6,208
839	Front Yard Residential Corp. REIT	8,826
216	FRP Holdings, Inc.*	12,269
1,385	GEO Group, Inc. (The) REIT	34,348
491	Getty Realty Corp. REIT	12,820
549	Gladstone Commercial Corp. REIT	10,321
299	Global Medical REIT, Inc.	2,673
322	Global Net Lease, Inc. REIT	6,356
597	Government Properties Income Trust REIT	8,674
1,329	Gramercy Property Trust REIT	36,641
921	Healthcare Realty Trust, Inc. REIT	25,088
777	Hersha Hospitality Trust REIT	16,527
586	HFF, Inc., Class A	19,760
1,041	Independence Realty Trust, Inc. REIT	10,098
1,126	InfraREIT, Inc.	24,051
1,124	iStar, Inc. REIT*	12,173
373	Jernigan Capital, Inc. REIT	7,367
513	Kennedy-Wilson Holdings, Inc.	10,465
1,055	Kite Realty Group Trust REIT	16,553
1,807	LaSalle Hotel Properties REIT	61,980
1,172	Lexington Realty Trust REIT	10,114
360	LTC Properties, Inc. REIT	14,810
909	Mack-Cali Realty Corp. REIT	17,971
1,005	Marcus & Millichap, Inc.*	37,647
420	Maui Land & Pineapple Co., Inc.*(a)	5,082
501	MedEquities Realty Trust, Inc. REIT	5,251
816	Monmouth Real Estate Investment Corp. REIT	12,607

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
397	National Health Investors, Inc. REIT	$ 29,307
1,052	National Storage Affiliates Trust REIT	29,582
1,196	New Senior Investment Group, Inc. REIT	8,946
407	NexPoint Residential Trust, Inc. REIT	11,282
790	NorthStar Realty Europe Corp. REIT	11,068
253	One Liberty Properties, Inc. REIT	6,457
886	Pebblebrook Hotel Trust REIT	36,167
1,639	Pennsylvania Real Estate Investment Trust REIT	18,045
1,174	Physicians Realty Trust REIT	17,868
910	PotlatchDeltic Corp. REIT	45,955
792	Preferred Apartment Communities, Inc., Class A REIT	11,619
237	PS Business Parks, Inc. REIT	29,047
382	QTS Realty Trust, Inc., Class A REIT	14,413
1,664	Quality Care Properties, Inc. REIT*	34,861
547	Rafael Holdings, Inc., Class B*	5,005
2,375	RAIT Financial Trust REIT	236
1,412	Ramco-Gershenson Properties Trust REIT	17,368
622	RE/MAX Holdings, Inc., Class A	32,406
609	Redfin Corp.*(a)	13,459
456	Retail Opportunity Investments Corp. REIT	8,263
647	Rexford Industrial Realty, Inc. REIT	20,232
2,071	RLJ Lodging Trust REIT	48,461
442	RMR Group, Inc. (The), Class A	33,415
549	Ryman Hospitality Properties, Inc. REIT	46,050
2,072	Sabra Health Care REIT, Inc. REIT	42,953
118	Saul Centers, Inc. REIT	5,848
561	Select Income REIT	12,118
289	Seritage Growth Properties, Class A REIT(a)	12,040
337	St Joe Co. (The)*	5,999
803	STAG Industrial, Inc. REIT	21,392
1,869	Summit Hotel Properties, Inc. REIT	28,577
3,477	Sunstone Hotel Investors, Inc. REIT	60,465
107	Tejon Ranch Co.*	2,632
537	Terreno Realty Corp. REIT	20,465
660	Tier REIT, Inc. REIT	14,494
633	UMH Properties, Inc. REIT	9,311
178	Universal Health Realty Income Trust REIT	11,066
719	Urban Edge Properties REIT	15,725
324	Urstadt Biddle Properties, Inc., Class A REIT	7,079
2,240	Washington Prime Group, Inc. REIT	16,285
611	Washington Real Estate Investment Trust REIT	17,523
409	Whitestone REIT	5,006
1,438	Xenia Hotels & Resorts, Inc. REIT	36,194

		1,806,565

Telecommunication Services – 0.6%
527	Boingo Wireless, Inc.*	11,336
526	Cincinnati Bell, Inc.*	6,470
396	Cogent Communications Holdings, Inc.	20,275
442	Consolidated Communications Holdings, Inc.	4,955
1,615	Frontier Communications Corp.	12,000

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
373	Hawaiian Telcom Holdco, Inc.*	$ 9,806
1,090	IDT Corp., Class B*	5,341
597	Ooma, Inc.*	7,074
154	Shenandoah Telecommunications Co.	4,913
660	Spok Holdings, Inc.	10,164
6,429	Vonage Holdings Corp.*	73,612

		165,946

Utilities – 3.5%
670	ALLETE, Inc.	51,469
647	American States Water Co.	36,413
717	AquaVenture Holdings Ltd.*	10,447
155	Artesian Resources Corp., Class A	6,045
7,188	Atlantic Power Corp.*	14,735
801	Avista Corp.	42,004
621	Black Hills Corp.	36,117
489	Cadiz, Inc.*(a)	6,333
478	California Water Service Group	19,239
250	Chesapeake Utilities Corp.	19,962
108	Connecticut Water Service, Inc.	6,968
918	Consolidated Water Co. Ltd. (Cayman Islands)	12,072
502	El Paso Electric Co.	29,417
840	Genie Energy Ltd., Class B	4,687
597	IDACORP, Inc.	55,139
431	MGE Energy, Inc.	25,709
49	Middlesex Water Co.	2,178
906	New Jersey Resources Corp.	40,226
322	Northwest Natural Gas Co.	19,256
586	NorthWestern Corp.	31,925
1,711	NRG Yield, Inc., Class A	29,891
1,989	NRG Yield, Inc., Class C	34,808
612	ONE Gas, Inc.	45,931
597	Ormat Technologies, Inc.	30,937
525	Otter Tail Corp.	24,255
888	Pattern Energy Group, Inc., Class A	16,499
1,028	PNM Resources, Inc.	41,069
1,137	Portland General Electric Co.	48,504
923	Pure Cycle Corp.*	8,630
313	RGC Resources, Inc.	8,279
228	SJW Group	14,394
839	South Jersey Industries, Inc.	27,788
588	Southwest Gas Holdings, Inc.	44,512
729	Spark Energy, Inc., Class A	7,290
539	Spire, Inc.	38,404
1,208	TerraForm Power, Inc., Class A	13,421
298	Unitil Corp.	14,384
537	WGL Holdings, Inc.	47,363
238	York Water Co. (The)	7,795

		974,495

TOTAL COMMON STOCKS (Cost $26,054,698)		$27,472,754

Units	Description	Value
Right – 0.0%(b)
Financials – 0.0%(b)
153	NewStar Financial, Inc. CVR(c)
(Cost $146)		$ 75

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $26,054,844)		$27,472,829

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 3.8%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,042,753	1.674%	$ 1,042,753
(Cost $1,042,753)

TOTAL INVESTMENTS – 102.6%
(Cost $27,097,597)		$28,515,582

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%		(722,927)

NET ASSETS – 100.0%		$27,792,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Less than 0.05%.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$649,189	$4,258,891	$(3,865,327)	$1,042,753	1,042,753	$14,091

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$79,208	$—	$—
North America	27,393,546	—	75
Securities Lending Reinvestment Vehicle	1,042,753	—	—
Total	$28,515,507	$—	$75

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Consumer Discretionary – 21.9%
1,142	Amazon.com, Inc.*	$ 1,861,026
871	Booking Holdings, Inc.*	1,836,869
141,768	Caesars Entertainment Corp.*	1,722,481
6,661	Charter Communications, Inc., Class A*	1,738,788
56,246	Comcast Corp., Class A	1,753,750
41,842	GCI Liberty, Inc., Class A*	1,748,996
40,405	Liberty Media Corp.-Liberty SiriusXM, Class C*	1,866,307
56,743	MGM Resorts International	1,784,567
5,521	Netflix, Inc.*	1,941,184
26,793	Nexstar Media Group, Inc., Class A	1,776,376
19,069	Time Warner, Inc.	1,795,537

		19,825,881

Consumer Staples – 2.0%
8,119	Constellation Brands, Inc., Class A	1,811,186

Energy – 4.1%
25,835	Anadarko Petroleum Corp.	1,803,283
28,858	Cheniere Energy, Inc.*	1,922,520

		3,725,803

Financials – 9.4%
57,670	Bank of America Corp.	1,674,737
9,123	Berkshire Hathaway, Inc., Class B*	1,747,328
24,772	Citigroup, Inc.	1,652,045
15,929	JPMorgan Chase & Co.	1,704,562
32,885	Wells Fargo & Co.	1,775,461

		8,554,133

Health Care – 5.9%
10,166	Aetna, Inc.	1,790,537
11,782	Allergan PLC	1,776,726
7,518	UnitedHealth Group, Inc.	1,815,672

		5,382,935

Industrials – 8.1%
34,379	Delta Air Lines, Inc.	1,858,185
13,499	Orbital ATK, Inc.	1,805,086
5,533	TransDigm Group, Inc.	1,848,631
16,879	XPO Logistics, Inc.*	1,776,515

		7,288,417

Information Technology – 40.6%
7,609	Adobe Systems, Inc.*	1,896,772
9,157	Alibaba Group Holding Ltd. ADR (China)*	1,813,178
1,659	Alphabet, Inc., Class A*	1,824,900
9,657	Apple, Inc.	1,804,604
13,223	Autodesk, Inc.*	1,707,089
7,453	Broadcom, Inc.	1,878,678
24,356	Dell Technologies, Inc., Class V*	1,964,555
9,768	Facebook, Inc., Class A*	1,873,307
8,904	FleetCor Technologies, Inc.*	1,775,012
26,037	GoDaddy, Inc., Class A*	1,863,989
9,378	Mastercard, Inc., Class A	1,782,945
33,335	Micron Technology, Inc.*	1,919,763
18,501	Microsoft Corp.	1,828,639
16,360	NXP Semiconductors NV (Netherlands)*	1,865,040
8,903	Palo Alto Networks, Inc.*	1,852,625
23,145	PayPal Holdings, Inc.*	1,899,510
14,052	salesforce.com, Inc.*	1,817,345
7,337	Stamps.com, Inc.*	1,840,120
13,734	Visa, Inc., Class A	1,795,308
22,037	Worldpay, Inc., Class A*	1,751,280

		36,754,659

Shares	Description	Value
Common Stocks – (continued)
Materials – 3.9%
26,812	DowDuPont, Inc.	$ 1,718,917
14,371	Monsanto Co.	1,831,728

		3,550,645

Real Estate – 2.0%
93,047	VICI Properties, Inc. REIT	1,802,320

Utilities – 2.0%
53,346	NRG Energy, Inc.	1,826,034

TOTAL INVESTMENTS – 99.9%
(Cost $82,929,485)		$ 90,522,013

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		107,734

NET ASSETS – 100.0%		$ 90,629,747

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

Investment Abbreviations:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,813,178	$—	$—
Europe	1,865,040	—	—
North America	86,843,795	—	—
Total	$90,522,013	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Consumer Discretionary – 12.5%
57	Amazon.com, Inc.*	$ 92,888
2,407	Aramark	93,440
143	AutoZone, Inc.*	92,853
1,195	Best Buy Co., Inc.	81,559
41	Booking Holdings, Inc.*	86,466
1,856	BorgWarner, Inc.	90,536
1,418	CarMax, Inc.*	97,729
1,405	Carnival Corp.	87,503
1,816	CBS Corp., Class B	91,472
322	Charter Communications, Inc., Class A*	84,055
2,810	Comcast Corp., Class A	87,616
966	Darden Restaurants, Inc.	84,438
2,695	DISH Network Corp., Class A*	79,637
933	Dollar General Corp.	81,619
939	Dollar Tree, Inc.*	77,552
364	Domino’s Pizza, Inc.	91,539
2,037	DR Horton, Inc.	85,982
794	Expedia Group, Inc.	96,098
8,001	Ford Motor Co.	92,411
2,474	General Motors Co.	105,640
1,016	Genuine Parts Co.	92,243
1,031	Hasbro, Inc.	89,439
1,123	Hilton Worldwide Holdings, Inc.	90,637
488	Home Depot, Inc. (The)	91,036
3,847	Interpublic Group of Cos., Inc. (The)	86,942
1,453	Kohl’s Corp.	96,988
2,625	L Brands, Inc.	89,014
1,204	Las Vegas Sands Corp.	97,054
480	Lear Corp.	95,040
1,671	Lennar Corp., Class A	86,457
1,244	Liberty Broadband Corp., Class C*	85,674
2,976	LKQ Corp.*	94,547
1,086	Lowe’s Cos., Inc.	103,181
655	Marriott International, Inc., Class A	88,661
551	McDonald’s Corp.	88,165
2,869	MGM Resorts International	90,230
417	Mohawk Industries, Inc.*	85,085
288	Netflix, Inc.*	101,261
3,331	Newell Brands, Inc.	78,545
1,323	NIKE, Inc., Class B	94,991
1,673	Norwegian Cruise Line Holdings Ltd.*	87,565
29	NVR, Inc.*	86,726
1,214	Omnicom Group, Inc.	87,505
348	O’Reilly Automotive, Inc.*	93,755
580	PVH Corp.	92,800
3,752	Qurate Retail, Inc.*	76,278
1,135	Ross Stores, Inc.	89,529
822	Royal Caribbean Cruises Ltd.	86,294
1,550	Starbucks Corp.	87,838
1,898	Tapestry, Inc.	82,981
1,268	Target Corp.	92,424
300	Tesla, Inc.*(a)	85,419
887	Tiffany & Co.	116,002
956	Time Warner, Inc.	90,017
1,078	TJX Cos., Inc. (The)	97,365
2,464	Twenty-First Century Fox, Inc., Class A	94,987
359	Ulta Beauty, Inc.*	88,641
1,120	VF Corp.	90,899
3,007	Viacom, Inc., Class B	81,490
900	Walt Disney Co. (The)	89,523
578	Whirlpool Corp.	83,665
784	Wyndham Worldwide Corp.	85,017
470	Wynn Resorts Ltd.	92,125
1,040	Yum! Brands, Inc.	84,583

		5,749,651

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – 6.6%
1,608	Altria Group, Inc.	$ 89,630
2,001	Archer-Daniels-Midland Co.	87,484
1,624	Brown-Forman Corp., Class B	91,853
1,258	Bunge Ltd.	87,494
1,946	Church & Dwight Co., Inc.	91,365
771	Clorox Co. (The)	93,160
2,115	Coca-Cola Co. (The)	90,945
1,386	Colgate-Palmolive Co.	87,443
2,464	Conagra Brands, Inc.	91,316
392	Constellation Brands, Inc., Class A	87,447
458	Costco Wholesale Corp.	90,794
750	Dr Pepper Snapple Group, Inc.	89,475
622	Estee Lauder Cos., Inc. (The), Class A	92,952
2,069	General Mills, Inc.	87,498
987	Hershey Co. (The)	88,869
2,494	Hormel Foods Corp.	89,510
747	Ingredion, Inc.	83,208
783	JM Smucker Co. (The)	84,172
1,534	Kellogg Co.	98,774
873	Kimberly-Clark Corp.	88,042
1,618	Kraft Heinz Co. (The)	93,003
3,639	Kroger Co. (The)	88,537
1,387	Lamb Weston Holdings, Inc.	88,421
861	McCormick & Co., Inc.	86,961
1,257	Molson Coors Brewing Co., Class B	77,494
2,311	Mondelez International, Inc., Class A	90,753
1,632	Monster Beverage Corp.*	83,493
909	PepsiCo, Inc.	91,127
1,110	Philip Morris International, Inc.	88,289
1,252	Procter & Gamble Co. (The)	91,609
1,428	Sysco Corp.	92,863
1,295	Tyson Foods, Inc., Class A	87,374
1,377	Walgreens Boots Alliance, Inc.	85,911
1,031	Walmart, Inc.	85,099
		3,022,365

Energy – 6.4%
1,354	Anadarko Petroleum Corp.	94,509
675	Andeavor	97,490
2,227	Apache Corp.	89,080
490	Apergy Corp.*	21,163
2,528	Baker Hughes a GE Co.	87,444
3,759	Cabot Oil & Gas Corp.	85,893
1,534	Cheniere Energy, Inc.*	102,195
722	Chevron Corp.	89,745
902	Cimarex Energy Co.	83,814
574	Concho Resources, Inc.*	78,816
1,371	ConocoPhillips	92,392
2,489	Devon Energy Corp.	103,468
703	Diamondback Energy, Inc.	84,894
766	EOG Resources, Inc.	90,243
1,794	EQT Corp.	92,463
1,171	Exxon Mobil Corp.	95,132
1,718	Halliburton Co.	85,453
1,563	Hess Corp.	94,436
1,490	HollyFrontier Corp.	114,998
5,624	Kinder Morgan, Inc.	93,808
4,950	Marathon Oil Corp.	106,079
1,236	Marathon Petroleum Corp.	97,681
2,340	National Oilwell Varco, Inc.	96,923
2,724	Noble Energy, Inc.	97,247
1,176	Occidental Petroleum Corp.	99,019
1,489	ONEOK, Inc.	101,490
806	Phillips 66	93,891
453	Pioneer Natural Resources Co.	87,474

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,317	Schlumberger Ltd.	$ 90,438
1,930	Targa Resources Corp.	93,856
814	Valero Energy Corp.	98,657
3,471	Williams Cos., Inc. (The)	93,231

		2,933,422

Financials – 13.8%
549	Affiliated Managers Group, Inc.	87,434
1,984	Aflac, Inc.	89,399
155	Alleghany Corp.	88,437
917	Allstate Corp. (The)	85,721
3,423	Ally Financial, Inc.	87,800
914	American Express Co.	89,846
1,600	American International Group, Inc.	84,464
648	Ameriprise Financial, Inc.	89,832
8,713	Annaly Capital Management, Inc. REIT	90,877
631	Aon PLC	88,258
1,117	Arch Capital Group Ltd.*	87,629
1,289	Arthur J Gallagher & Co.	85,435
3,008	Bank of America Corp.	87,352
1,663	Bank of New York Mellon Corp. (The)	91,049
1,698	BB&T Corp.	89,145
462	Berkshire Hathaway, Inc., Class B*	88,487
174	BlackRock, Inc.	92,956
1,005	Capital One Financial Corp.	94,470
840	Cboe Global Markets, Inc.	81,950
1,620	Charles Schwab Corp. (The)	90,104
663	Chubb Ltd.	86,648
1,266	Cincinnati Financial Corp.	87,822
1,320	Citigroup, Inc.	88,031
2,200	Citizens Financial Group, Inc.	89,870
576	CME Group, Inc.	93,830
950	Comerica, Inc.	89,576
1,278	Discover Financial Services	94,393
1,476	E*TRADE Financial Corp.*	93,505
387	Everest Re Group Ltd.	87,187
2,701	Fifth Third Bancorp	82,597
964	First Republic Bank	96,014
2,728	Franklin Resources, Inc.	91,579
381	Goldman Sachs Group, Inc. (The)(b)	86,060
1,672	Hartford Financial Services Group, Inc. (The)	87,496
6,083	Huntington Bancshares, Inc.	90,454
1,245	Intercontinental Exchange, Inc.	88,258
3,168	Invesco Ltd.	86,550
828	JPMorgan Chase & Co.	88,604
4,525	KeyCorp	87,966
1,283	Lincoln National Corp.	85,050
1,718	Loews Corp.	83,959
493	M&T Bank Corp.	84,836
79	Markel Corp.*	86,669
1,106	Marsh & McLennan Cos., Inc.	88,889
1,905	MetLife, Inc.	87,611
549	Moody’s Corp.	93,643
1,739	Morgan Stanley	87,194
598	MSCI, Inc.	97,217
1,012	Nasdaq, Inc.	92,962
851	Northern Trust Corp.	87,245

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
620	PNC Financial Services Group, Inc. (The)	$ 88,914
1,545	Principal Financial Group, Inc.	86,211
1,489	Progressive Corp. (The)	92,452
849	Prudential Financial, Inc.	82,217
1,002	Raymond James Financial, Inc.	96,753
4,805	Regions Financial Corp.	87,643
589	Reinsurance Group of America, Inc.	88,020
474	S&P Global, Inc.	93,615
1,428	SEI Investments Co.	91,078
916	State Street Corp.	88,037
1,340	SunTrust Banks, Inc.	90,463
295	SVB Financial Group*	92,078
2,724	Synchrony Financial	94,332
810	T Rowe Price Group, Inc.	98,350
1,530	TD Ameritrade Holding Corp.	90,576
687	Travelers Cos., Inc. (The)	88,293
1,881	Unum Group	73,002
1,776	US Bancorp	88,782
1,714	Wells Fargo & Co.	92,539
607	Willis Towers Watson PLC	91,748
1,637	Zions Bancorporation	89,724

		6,327,187

Health Care – 12.9%
1,532	Abbott Laboratories	94,264
883	AbbVie, Inc.	87,364
290	ABIOMED, Inc.*	110,531
504	Aetna, Inc.	88,769
1,360	Agilent Technologies, Inc.	84,211
760	Alexion Pharmaceuticals, Inc.*	88,259
358	Align Technology, Inc.*	118,838
589	Allergan PLC	88,821
977	Alnylam Pharmaceuticals, Inc.*	97,182
1,010	AmerisourceBergen Corp.	82,961
532	Amgen, Inc.	95,558
383	Anthem, Inc.	84,804
1,284	Baxter International, Inc.	90,958
386	Becton Dickinson and Co.	85,534
328	Biogen, Inc.*	96,419
1,046	BioMarin Pharmaceutical, Inc.*	94,496
3,056	Boston Scientific Corp.*	92,872
1,710	Bristol-Myers Squibb Co.	89,980
1,417	Cardinal Health, Inc.	73,811
1,025	Celgene Corp.*	80,647
828	Centene Corp.*	97,008
1,532	Cerner Corp.*	91,430
527	Cigna Corp.	89,258
392	Cooper Cos., Inc. (The)	88,713
1,325	CVS Health Corp.	83,992
893	Danaher Corp.	88,657
1,427	DaVita, Inc.*	95,381
1,779	DENTSPLY SIRONA, Inc.	77,938
680	Edwards Lifesciences Corp.*	93,371
1,139	Eli Lilly & Co.	96,860
1,188	Express Scripts Holding Co.*	90,062
1,242	Gilead Sciences, Inc.	83,711
937	HCA Healthcare, Inc.	96,642

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
1,172	Henry Schein, Inc.*	$ 81,102
2,273	Hologic, Inc.*	86,124
305	Humana, Inc.	88,749
462	IDEXX Laboratories, Inc.*	96,193
371	Illumina, Inc.*	101,075
1,481	Incyte Corp.*	101,108
201	Intuitive Surgical, Inc.*	92,394
919	IQVIA Holdings, Inc.*	90,917
584	Jazz Pharmaceuticals PLC*	98,696
715	Johnson & Johnson	85,528
527	Laboratory Corp. of America Holdings*	95,171
584	McKesson Corp.	82,893
1,112	Medtronic PLC	95,988
1,554	Merck & Co., Inc.	92,510
159	Mettler-Toledo International, Inc.*	87,568
2,323	Mylan NV*	89,343
1,071	Nektar Therapeutics*	85,969
1,154	Perrigo Co. PLC	84,427
2,545	Pfizer, Inc.	91,442
879	Quest Diagnostics, Inc.	93,640
299	Regeneron Pharmaceuticals, Inc.*	89,796
947	ResMed, Inc.	97,361
533	Stryker Corp.	92,753
333	Teleflex, Inc.	88,964
428	Thermo Fisher Scientific, Inc.	89,139
380	UnitedHealth Group, Inc.	91,774
783	Universal Health Services, Inc., Class B	90,029
773	Varian Medical Systems, Inc.*	91,113
591	Vertex Pharmaceuticals, Inc.*	91,014
477	Waters Corp.*	91,880
770	Zimmer Biomet Holdings, Inc.	85,863
1,080	Zoetis, Inc.	90,396

		5,910,221

Industrials – 12.9%
462	3M Co.	91,120
2,078	American Airlines Group, Inc.	90,476
1,301	AMETEK, Inc.	95,012
5,096	Arconic, Inc.	89,944
273	Boeing Co. (The)	96,140
624	Caterpillar, Inc.	94,792
994	CH Robinson Worldwide, Inc.	86,478
523	Cintas Corp.	95,317
1,744	Copart, Inc.*	95,623
244	CoStar Group, Inc.*	93,018
1,505	CSX Corp.	97,298
588	Cummins, Inc.	83,725
666	Deere & Co.	99,574
1,708	Delta Air Lines, Inc.	92,317
981	Dover Corp.	75,743
1,220	Eaton Corp. PLC	93,428
1,306	Emerson Electric Co.	92,517
797	Equifax, Inc.	90,826
1,406	Expeditors International of Washington, Inc.	104,719
1,825	Fastenal Co.	97,145
368	FedEx Corp.	91,676
1,251	Fortive Corp.	90,935
1,616	Fortune Brands Home & Security, Inc.	90,771
457	General Dynamics Corp.	92,181
6,413	General Electric Co.	90,295
594	Harris Corp.	89,379
623	Honeywell International, Inc.	92,148
384	Huntington Ingalls Industries, Inc.	84,891
676	IDEX Corp.	93,748
1,823	IHS Markit Ltd.*	89,837

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
626	Illinois Tool Works, Inc.	$ 89,956
1,048	Ingersoll-Rand PLC	91,742
777	JB Hunt Transport Services, Inc.	99,534
2,507	Johnson Controls International PLC	84,135
848	Kansas City Southern	90,863
482	L3 Technologies, Inc.	95,595
292	Lockheed Martin Corp.	91,846
2,340	Masco Corp.	87,212
2,931	Nielsen Holdings PLC	88,428
632	Norfolk Southern Corp.	95,843
293	Northrop Grumman Corp.	95,884
684	Old Dominion Freight Line, Inc.	106,677
1,417	PACCAR, Inc.	88,180
536	Parker-Hannifin Corp.	91,602
446	Raytheon Co.	93,437
1,392	Republic Services, Inc.	93,862
539	Rockwell Automation, Inc.	94,546
681	Rockwell Collins, Inc.	93,644
340	Roper Technologies, Inc.	93,769
1,702	Southwest Airlines Co.	86,938
1,135	Spirit AeroSystems Holdings, Inc., Class A	96,146
641	Stanley Black & Decker, Inc.	89,253
1,451	Textron, Inc.	96,608
287	TransDigm Group, Inc.	95,890
679	Union Pacific Corp.	96,934
1,318	United Continental Holdings, Inc.*	91,720
801	United Parcel Service, Inc., Class B	93,012
606	United Rentals, Inc.*	96,699
757	United Technologies Corp.	94,489
844	Verisk Analytics, Inc.*	89,667
1,109	Waste Management, Inc.	91,725
320	WW Grainger, Inc.	98,877
943	XPO Logistics, Inc.*	99,251
1,280	Xylem, Inc./NY	90,112

		5,935,149

Information Technology – 17.8%
593	Accenture PLC, Class A	92,354
1,329	Activision Blizzard, Inc.	94,239
402	Adobe Systems, Inc.*	100,211
8,095	Advanced Micro Devices, Inc.*(a)	111,144
1,272	Akamai Technologies, Inc.*	95,883
443	Alliance Data Systems Corp.	93,393
87	Alphabet, Inc., Class A*	95,700
1,331	Amdocs Ltd.	89,789
1,073	Amphenol Corp., Class A	93,276
1,014	Analog Devices, Inc.	98,541
559	ANSYS, Inc.*	91,005
533	Apple, Inc.	99,602
1,770	Applied Materials, Inc.	89,881
340	Arista Networks, Inc.*	85,530
709	Autodesk, Inc.*	91,532
758	Automatic Data Processing, Inc.	98,555
391	Broadcom, Inc.	98,559
834	Broadridge Financial Solutions, Inc.	96,285
2,576	CA, Inc.	92,066
2,233	Cadence Design Systems, Inc.*	94,791
1,381	CDK Global, Inc.	88,867
1,245	CDW Corp.	99,662
2,010	Cisco Systems, Inc.	85,847
860	Citrix Systems, Inc.*	90,833
1,954	Cognex Corp.	89,317
1,101	Cognizant Technology Solutions Corp., Class A	82,960

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
3,359	Corning, Inc.	$ 91,264
877	DXC Technology Co.	80,780
2,382	eBay, Inc.*	89,849
752	Electronic Arts, Inc.*	98,444
547	F5 Networks, Inc.*	94,691
518	Facebook, Inc., Class A*	99,342
904	Fidelity National Information Services, Inc.	92,407
1,258	Fiserv, Inc.*	91,331
428	FleetCor Technologies, Inc.*	85,322
738	Gartner, Inc.*	97,962
795	Global Payments, Inc.	88,372
5,244	Hewlett Packard Enterprise Co.	79,919
4,129	HP, Inc.	90,962
433	IAC/InterActiveCorp*	67,176
1,689	Intel Corp.	93,233
621	International Business Machines Corp.	87,754
481	Intuit, Inc.	96,970
1,755	Keysight Technologies, Inc.*	103,089
880	KLA-Tencor Corp.	99,642
473	Lam Research Corp.	93,739
1,419	Leidos Holdings, Inc.	85,225
500	Mastercard, Inc., Class A	95,060
1,630	Maxim Integrated Products, Inc.	95,600
1,060	Microchip Technology, Inc.	103,223
1,926	Micron Technology, Inc.*	110,918
948	Microsoft Corp.	93,700
831	Motorola Solutions, Inc.	89,200
1,328	NetApp, Inc.	90,729
397	NVIDIA Corp.	100,119
4,066	ON Semiconductor Corp.*	102,179
1,961	Oracle Corp.	91,618
464	Palo Alto Networks, Inc.*	96,554
1,472	Paychex, Inc.	96,534
1,204	PayPal Holdings, Inc.*	98,812
1,088	PTC, Inc.*	93,829
1,255	Qorvo, Inc.*	100,714
1,773	QUALCOMM, Inc.	103,047
552	Red Hat, Inc.*	89,656
732	salesforce.com, Inc.*	94,670
1,662	Seagate Technology PLC	93,654
545	ServiceNow, Inc.*	96,797
991	Skyworks Solutions, Inc.	97,723
873	Splunk, Inc.*	96,737
1,869	Square, Inc., Class A*	108,869
1,802	SS&C Technologies Holdings, Inc.	91,740
3,256	Symantec Corp.	67,660
1,047	Synopsys, Inc.*	92,209
864	Take-Two Interactive Software, Inc.*	96,837
981	TE Connectivity Ltd.	91,311
871	Texas Instruments, Inc.	97,474
1,067	Total System Services, Inc.	90,898
2,604	Trimble, Inc.*	86,088
2,973	Twitter, Inc.*	103,163
764	VeriSign, Inc.*	99,656
707	Visa, Inc., Class A	92,419
676	VMware, Inc., Class A*	92,937
1,129	Western Digital Corp.	94,283
4,525	Western Union Co. (The)	90,002
717	Workday, Inc., Class A*	93,898
1,104	Worldpay, Inc., Class A*	87,735
1,396	Xilinx, Inc.	95,082

		8,150,629

Shares	Description	Value
Common Stocks – (continued)
Materials – 5.0%
554	Air Products & Chemicals, Inc.	$ 89,421
923	Albemarle Corp.	86,273
1,733	Alcoa Corp.*	83,305
2,295	Ball Corp.	84,800
855	Celanese Corp., Series A	96,547
1,867	Chemours Co. (The)	91,464
1,429	DowDuPont, Inc.	91,613
882	Eastman Chemical Co.	92,002
612	Ecolab, Inc.	87,277
1,129	FMC Corp.	98,325
6,026	Freeport-McMoRan, Inc.	101,839
634	International Flavors & Fragrances, Inc.	77,430
1,763	International Paper Co.	94,321
868	LyondellBasell Industries NV, Class A	97,320
462	Martin Marietta Materials, Inc.	102,966
717	Monsanto Co.	91,389
2,297	Newmont Mining Corp.	89,422
1,493	Nucor Corp.	95,836
774	Packaging Corp. of America	90,945
843	PPG Industries, Inc.	85,076
588	Praxair, Inc.	91,881
241	Sherwin-Williams Co. (The)	91,399
2,042	Steel Dynamics, Inc.	100,936
806	Vulcan Materials Co.	102,959
1,506	WestRock Co.	88,673

		2,303,419

Real Estate – 6.0%
696	Alexandria Real Estate Equities, Inc. REIT	86,944
667	American Tower Corp. REIT	92,293
548	AvalonBay Communities, Inc. REIT	90,716
734	Boston Properties, Inc. REIT	89,379
1,967	CBRE Group, Inc., Class A*	90,856
893	Crown Castle International Corp. REIT	93,006
858	Digital Realty Trust, Inc. REIT	92,218
3,249	Duke Realty Corp. REIT	91,362
213	Equinix, Inc. REIT	84,529
1,448	Equity Residential REIT	92,657
374	Essex Property Trust, Inc. REIT	89,397
997	Extra Space Storage, Inc. REIT	95,961
767	Federal Realty Investment Trust REIT	91,189
4,521	GGP, Inc. REIT	91,686
3,806	HCP, Inc. REIT	91,230
4,613	Host Hotels & Resorts, Inc. REIT	99,779
2,641	Iron Mountain, Inc. REIT	87,919
974	Mid-America Apartment Communities, Inc. REIT	91,127
1,385	Prologis, Inc. REIT	89,125
441	Public Storage REIT	93,421
1,760	Realty Income Corp. REIT	93,808
1,520	Regency Centers Corp. REIT	88,282
572	SBA Communications Corp. REIT*	90,416
564	Simon Property Group, Inc. REIT	90,364
918	SL Green Realty Corp. REIT	89,523
2,482	UDR, Inc. REIT	90,519
1,719	Ventas, Inc. REIT	93,961
1,283	Vornado Realty Trust REIT	89,438
1,642	Welltower, Inc. REIT	94,661
2,476	Weyerhaeuser Co. REIT	92,429

		2,738,195

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 0.8%
2,769	AT&T, Inc.	$ 89,494
4,873	CenturyLink, Inc.	88,786
1,516	T-Mobile US, Inc.*	84,441
1,845	Verizon Communications, Inc.	87,951

		350,672

Utilities – 5.0%
2,104	Alliant Energy Corp.	87,148
1,545	Ameren Corp.	91,449
1,297	American Electric Power Co., Inc.	88,131
1,040	American Water Works Co., Inc.	86,466
1,038	Atmos Energy Corp.	92,600
3,542	CenterPoint Energy, Inc.	92,552
1,915	CMS Energy Corp.	88,339
1,127	Consolidated Edison, Inc.	86,475
1,360	Dominion Energy, Inc.	87,298
858	DTE Energy Co.	87,885
1,129	Duke Energy Corp.	87,114
1,375	Edison International	85,470
1,109	Entergy Corp.	89,729
1,508	Eversource Energy	86,077
2,244	Exelon Corp.	92,879
2,659	FirstEnergy Corp.	91,523
552	NextEra Energy, Inc.	91,527
2,940	NRG Energy, Inc.	100,636
1,947	PG&E Corp.	84,363
1,126	Pinnacle West Capital Corp.	89,641
3,124	PPL Corp.	85,348
1,737	Public Service Enterprise Group, Inc.	92,026
807	Sempra Energy	85,970
1,967	Southern Co. (The)	88,318
1,393	WEC Energy Group, Inc.	87,968
1,931	Xcel Energy, Inc.	87,899

		2,314,831

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $45,331,965)		$45,735,741

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
124,067	1.674%	$ 124,067
(Cost $124,067)

TOTAL INVESTMENTS – 100.0% (Cost $45,456,032)		$45,859,808

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)		(7,841)

NET ASSETS – 100.0%		$45,851,967

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Less than 0.05%.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of September 12, 2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares	$—	$1,888,879	$(1,764,812)	$—	$—	$124,067	124,067	$683

Goldman Sachs Group, Inc. (The)	$—	$116,046	$(22,332)	$1,326	$(8,980)	$86,060	381	$642

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$45,735,741	$—	$—
Securities Lending Reinvestment Vehicle	124,067	—	—
Total	$45,859,808	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value
U.S. Treasury Notes – 66.3%
U.S. Treasury Notes
$234,675,000	0.875%	07/15/18	$ 234,418,591
55,143,000	1.000	08/15/18	55,041,087
131,252,100	0.875	10/15/18	130,698,380
48,635,000	1.250	11/15/18	48,454,519
48,027,100	1.250	12/15/18	47,806,663
70,979,000	1.125	01/15/19	70,532,609
52,164,500	0.750	02/15/19	51,634,704
61,048,000	1.000	03/15/19	60,470,906
74,856,000	1.250	04/30/19	74,183,466

TOTAL U.S. TREASURY NOTES (Cost $773,519,554)			$ 773,240,925

U.S. Treasury Bills – 33.5%
U.S. Treasury Bills
$16,547,500	1.624%	07/19/18	$ 16,508,283
3,500,000	1.934	08/30/18	3,483,506
54,200,000	1.939	08/30/18	53,944,583
172,816,000	1.942	08/30/18	172,001,605
248,800	1.872	09/20/18	247,344
3,483,200	1.878	09/20/18	3,462,821
248,800	1.890	09/20/18	247,344
2,488,000	1.915	09/20/18	2,473,444
46,016,400	1.923	09/20/18	45,747,175
747,000	1.946	09/20/18	742,630
248,800	1.947	09/20/18	247,344
497,600	1.955	09/20/18	494,689
996,000	1.959	09/20/18	990,173
2,239,400	1.968	09/20/18	2,226,298
249,000	1.969	09/20/18	247,543
498,000	1.988	09/20/18	495,086
87,722,000	2.053	11/23/18	86,871,279

TOTAL U.S. TREASURY BILLS (Cost $390,431,975)			$ 390,431,147

TOTAL INVESTMENTS – 99.8% (Cost $1,163,951,529)	$1,163,672,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%	2,577,268

NET ASSETS – 100.0%	$1,166,249,340

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

TREASURYACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
US Government	$1,163,672,072	$—	$—
Total	$1,163,672,072	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 92.1%
Advertising – 0.7%
Nielsen Finance LLC / Nielsen Finance Co.
$80,000	5.000	%(a)	04/15/22	$ 79,700
Outfront Media Capital LLC / Outfront Media Capital Corp.
222,000	5.875		03/15/25	224,775

				304,475

Aerospace & Defense – 1.0%
TransDigm, Inc.
186,000	5.500		10/15/20	187,395
79,000	6.000		07/15/22	80,185
60,000	6.500		07/15/24	61,425
45,000	6.500		05/15/25	45,844
70,000	6.375		06/15/26	70,613

				445,462

Air Freight & Logistics – 0.2%
XPO Logistics, Inc.
10,000	6.500	(a)	06/15/22	10,300
107,000	6.125	(a)	09/01/23	110,076

				120,376

Airlines – 0.4%
American Airlines Group, Inc.
200,000	4.625	(a)	03/01/20	200,165

Auto Components – 0.4%
Goodyear Tire & Rubber Co. (The)
114,000	5.000		05/31/26	108,585
80,000	4.875		03/15/27	74,500

				183,085

Automobiles – 0.2%
Tesla, Inc.
125,000	5.300	(a)	08/15/25	109,219

Banks – 1.1%
CIT Group, Inc.
160,000	4.125		03/09/21	160,200
110,000	5.000		08/15/22	112,062
108,000	5.250		03/07/25	110,025
Freedom Mortgage Corp.
125,000	8.250	(a)	04/15/25	125,156

				507,443

Basic Industry – 0.2%
Blue Cube Spinco LLC
10,000	9.750		10/15/23	11,487
Hexion, Inc.
45,000	6.625		04/15/20	42,469
Novelis Corp.
50,000	6.250	(a)	08/15/24	50,875

				104,831

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Broadcasting – 2.9%
Clear Channel Worldwide Holdings, Inc., Series A
$50,000	6.500%		11/15/22	$ 51,000
Clear Channel Worldwide Holdings, Inc., Series B
274,000	7.625		03/15/20	274,685
Nexstar Broadcasting, Inc.
145,000	5.625	(a)	08/01/24	142,281
Sinclair Television Group, Inc.
80,000	5.375		04/01/21	80,400
Sirius XM Radio, Inc.
30,000	3.875	(a)	08/01/22	29,063
305,000	6.000	(a)	07/15/24	313,388
47,000	5.375	(a)	04/15/25	46,530
124,000	5.375	(a)	07/15/26	120,590
50,000	5.000	(a)	08/01/27	47,688
Univision Communications, Inc.
70,000	5.125	(a)	05/15/23	66,675
147,000	5.125	(a)	02/15/25	135,791

				1,308,091

Capital Goods – 2.3%
Berry Global, Inc.
88,000	4.500	(a)	02/15/26	82,830
Brand Industrial Services, Inc.
50,000	8.500	(a)	07/15/25	51,250
BWAY Holding Co.
179,000	5.500	(a)	04/15/24	177,210
Crown Americas LLC / Crown Americas Capital Corp. IV
26,000	4.500		01/15/23	25,415
Crown Americas LLC / Crown Americas Capital Corp. V
69,000	4.250		09/30/26	63,135
Crown Americas LLC / Crown Americas Capital Corp. VI
30,000	4.750	(a)	02/01/26	28,462
Owens-Brockway Glass Container, Inc.
102,000	5.875	(a)	08/15/23	104,168
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
210,000	5.125	(a)	07/15/23	207,900
64,000	7.000	(a)	07/15/24	65,920
Sensata Technologies BV
25,000	4.875	(a)	10/15/23	25,000
88,000	5.000	(a)	10/01/25	89,100
Vertiv Group Corp.
120,000	9.250	(a)	10/15/24	118,200

				1,038,590

Capital Markets – 0.4%
MSCI, Inc.
160,000	5.250	(a)	11/15/24	162,800
5,000	4.750	(a)	08/01/26	4,894

				167,694

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – 0.8%
Chemours Co. (The)
$100,000	7.000%		05/15/25	$ 107,500
Olin Corp.
97,000	5.125		09/15/27	94,818
97,000	5.000		02/01/30	91,665
Platform Specialty Products Corp.
30,000	6.500	(a)	02/01/22	30,750
25,000	5.875	(a)	12/01/25	24,187

				348,920

Commercial Services & Supplies – 0.8%
ADT Corp. (The)
60,000	6.250		10/15/21	62,100
60,000	4.125		06/15/23	55,125
60,000	4.875	(a)	07/15/32	47,475
Covanta Holding Corp.
60,000	6.375		10/01/22	61,575
25,000	5.875		07/01/25	24,250

Pitney Bowes, Inc.
100,000	3.625		10/01/21	92,190
West Corp.
80,000	8.500	(a)	10/15/25	74,600

				417,315

Communications – 5.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
60,000	5.250		03/15/21	60,900
154,000	5.250		09/30/22	155,732
145,000	5.125	(a)	05/01/23	144,819
158,000	5.750		09/01/23	160,370
201,000	5.875	(a)	04/01/24	203,512
110,000	5.750	(a)	02/15/26	108,212
159,000	5.500	(a)	05/01/26	154,230
239,000	5.125	(a)	05/01/27	224,062
191,000	5.000	(a)	02/01/28	177,630
Cequel Communications Holdings I LLC / Cequel Capital Corp.
90,000	5.125	(a)	12/15/21	90,112
CSC Holdings LLC
70,000	6.750		11/15/21	74,200
60,000	5.250		06/01/24	56,850
300,000	10.875	(a)	10/15/25	349,125
200,000	5.500	(a)	04/15/27	192,000
DISH DBS Corp.
253,000	5.125		05/01/20	251,419
50,000	5.875		07/15/22	47,000
176,000	5.000		03/15/23	152,240
211,000	5.875		11/15/24	176,185

				2,778,598

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction & Engineering – 0.3%
AECOM
$30,000	5.875%		10/15/24	$ 30,600
98,000	5.125		03/15/27	90,405

				121,005

Consumer Cyclical – 5.2%
Allison Transmission, Inc.
177,000	5.000	(a)	10/01/24	176,336
Allison Transmission, Inc. – (continued)
20,000	4.750	(a)	10/01/27	18,825
American Axle & Manufacturing, Inc.
45,000	6.250		04/01/25	44,719
APX Group, Inc.
153,000	7.875		12/01/22	151,470
Caesars Resort Collection LLC / CRC Finco, Inc.
151,000	5.250	(a)	10/15/25	144,582
Cinemark USA, Inc.
60,000	5.125		12/15/22	60,750
100,000	4.875		06/01/23	97,250
CyrusOne LP / CyrusOne Finance Corp.
161,000	5.000		03/15/24	161,604
ESH Hospitality, Inc.
119,000	5.250	(a)	05/01/25	114,686
Hilton Domestic Operating Co., Inc.
74,000	4.250		09/01/24	70,670
100,000	5.125	(a)	05/01/26	98,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
77,000	4.625		04/01/25	74,594
84,000	4.875		04/01/27	80,640
JC Penney Corp., Inc.
80,000	5.875	(a)	07/01/23	73,600
60,000	8.625	(a)	03/15/25	49,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
126,000	5.000	(a)	06/01/24	125,685
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
30,000	5.625		05/01/24	30,413
Prime Security Services Borrower LLC / Prime Finance, Inc.
295,000	9.250	(a)	05/15/23	314,175
Sabre GLBL, Inc.
60,000	5.250	(a)	11/15/23	60,450
Scientific Games International, Inc.
100,000	10.000		12/01/22	107,500
100,000	5.000	(a)	10/15/25	96,625
Toll Brothers Finance Corp.
19,000	5.875		02/15/22	19,974

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toll Brothers Finance Corp. – (continued)
$83,000	4.375%		04/15/23	$ 82,378
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
100,000	5.500	(a)	03/01/25	98,500

				2,353,376

Consumer Finance – 4.4%
Ally Financial, Inc.
235,000	8.000		03/15/20	253,212
95,000	4.125		03/30/20	95,594
100,000	4.625		05/19/22	100,875
103,000	5.125		09/30/24	105,575
30,000	4.625		03/30/25	29,737
20,000	5.750		11/20/25	20,450
171,000	8.000		11/01/31	206,055
Navient Corp.
50,000	5.000		10/26/20	50,563
243,000	6.625		07/26/21	252,720
20,000	6.500		06/15/22	20,700
35,000	5.500		01/25/23	34,519
97,000	7.250		09/25/23	102,456
76,000	5.875		10/25/24	75,430
50,000	6.750		06/25/25	51,250
Navient Corp., MTN
70,000	4.875		06/17/19	70,910
25,000	6.125		03/25/24	25,188
Springleaf Finance Corp.
212,000	5.250		12/15/19	216,505
149,000	7.750		10/01/21	162,969
132,000	6.875		03/15/25	131,835

				2,006,543

Consumer Noncyclical – 2.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
40,000	6.625		06/15/24	37,800
185,000	5.750		03/15/25	163,262
Avantor, Inc.
50,000	9.000	(a)	10/01/25	51,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
119,000	5.750	(a)	03/01/25	114,240
First Quality Finance Co., Inc.
170,000	4.625	(a)	05/15/21	167,025
IQVIA, Inc.
246,000	4.875	(a)	05/15/23	249,075
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
30,000	6.375	(a)	08/01/23	30,225
Mallinckrodt International Finance SA
150,000	4.750		04/15/23	121,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
15,000	5.500	(a)	04/15/25	12,075
MPH Acquisition Holdings LLC
115,000	7.125	(a)	06/01/24	119,456
New Albertsons LP
60,000	7.450		08/01/29	48,225
10,000	8.000		05/01/31	8,287
Spectrum Brands, Inc.
156,000	5.750		07/15/25	155,415

				1,278,335

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Containers & Packaging – 0.8%
Ball Corp.
$115,000	5.250%		07/01/25	$ 117,444
50,000	4.875		03/15/26	49,500
Sealed Air Corp.
40,000	5.250	(a)	04/01/23	41,150
75,000	5.125	(a)	12/01/24	76,406
25,000	5.500	(a)	09/15/25	25,938

				310,438

Diversified Consumer Services – 0.5%
Service Corp. International
219,000	5.375		01/15/22	223,380
25,000	4.625		12/15/27	24,094

				247,474

Diversified Telecommunication – 2.0%
CenturyLink, Inc., Series G
15,000	6.875		01/15/28	13,800
CenturyLink, Inc., Series T
80,000	5.800		03/15/22	79,200
CenturyLink, Inc., Series W
185,000	6.750		12/01/23	185,462
CenturyLink, Inc., Series Y
40,000	7.500		04/01/24	41,300
Frontier Communications Corp.
82,000	8.750		04/15/22	69,700
100,000	10.500		09/15/22	90,250
157,000	7.625		04/15/24	107,545
100,000	6.875		01/15/25	64,500
100,000	11.000		09/15/25	80,250
182,000	8.500	(a)	04/01/26	176,995

				909,002

Electric – 0.7%
NextEra Energy Operating Partners LP
72,000	4.250	(a)	09/15/24	69,300
25,000	4.500	(a)	09/15/27	23,313
Talen Energy Supply LLC
70,000	6.500		06/01/25	54,600
80,000	10.500	(a)	01/15/26	74,600
TerraForm Power Operating LLC
100,000	5.000	(a)	01/31/28	94,750

				316,563

Energy – 3.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
49,000	10.000	(a)	04/01/22	53,042
Citgo Holding, Inc.
40,000	10.750	(a)	02/15/20	42,900
CITGO Petroleum Corp.
20,000	6.250	(a)	08/15/22	20,000
CrownRock LP / CrownRock Finance, Inc.
50,000	5.625	(a)	10/15/25	48,875
DCP Midstream Operating LP
35,000	4.750	(a)	09/30/21	35,569
Endeavor Energy Resources LP / EER Finance, Inc.
58,000	5.500	(a)	01/30/26	57,130
60,000	5.750	(a)	01/30/28	59,250

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
$73,000	8.000	%(a)	11/29/24	$ 72,635
Hilcorp Energy I LP / Hilcorp Finance Co.
25,000	5.750	(a)	10/01/25	25,062
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
151,000	10.625	(a)	05/01/24	158,361
Nabors Industries, Inc.
25,000	5.000		09/15/20	25,469
25,000	4.625		09/15/21	24,719
142,000	5.500		01/15/23	140,225
Parsley Energy LLC / Parsley Finance Corp.
136,000	6.250	(a)	06/01/24	141,780
59,000	5.625	(a)	10/15/27	58,557
PBF Holding Co. LLC / PBF Finance Corp.
50,000	7.250		06/15/25	52,000
Rowan Cos., Inc.
10,000	4.875		06/01/22	9,375
Sable Permian Resources Land LLC / AEPB Finance Corp.
125,000	13.000	(a)	11/30/20	140,625
Transocean Phoenix 2 Ltd.
106,250	7.750	(a)	10/15/24	114,484
Transocean, Inc.
40,000	9.000	(a)	07/15/23	43,200
20,000	7.500		04/15/31	18,600
Ultra Resources, Inc.
30,000	6.875	(a)	04/15/22	20,100
Weatherford International LLC
127,000	9.875	(a)	03/01/25	125,095
Weatherford International Ltd.
40,000	8.250		06/15/23	39,000
50,000	9.875		02/15/24	49,250

				1,575,303

Energy Equipment & Services – 0.6%
Diamond Offshore Drilling, Inc.
76,000	7.875		08/15/25	78,850
Ensco PLC
40,000	4.500		10/01/24	33,200
144,000	7.750		02/01/26	137,880

				249,930

Equity Real Estate Investment – 1.8%
Equinix, Inc.
239,000	5.375		01/01/22	247,365
122,000	5.750		01/01/25	124,745
70,000	5.375		05/15/27	70,612
Iron Mountain, Inc.
35,000	6.000		08/15/23	36,356
94,000	5.750		08/15/24	93,060
99,000	4.875	(a)	09/15/27	91,451
69,000	5.250	(a)	03/15/28	65,291
iStar, Inc.
14,000	5.250		09/15/22	13,685
SBA Communications Corp.
16,000	4.875		07/15/22	15,820
15,000	4.000	(a)	10/01/22	14,438
105,000	4.875		09/01/24	98,700

				871,523

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial Company – 1.0%
BCD Acquisition, Inc.
$30,000	9.625	%(a)	09/15/23	$ 32,550
Blackstone CQP Holdco LP
60,000	6.500	(a)	03/20/21	60,225
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	6.000		08/01/20	102,250
10,000	5.875		02/01/22	10,100
38,000	6.250		02/01/22	39,045
100,000	6.375		12/15/25	100,000
Quicken Loans, Inc.
65,000	5.750	(a)	05/01/25	63,863
100,000	5.250	(a)	01/15/28	92,000

				500,033

Food and Beverage – 1.1%
Aramark Services, Inc.
35,000	5.000	(a)	04/01/25	35,175
100,000	4.750		06/01/26	97,250
118,000	5.000	(a)	02/01/28	114,312
Golden Nugget, Inc.
140,000	6.750	(a)	10/15/24	142,275
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
100,000	4.750	(a)	06/01/27	94,750

				483,762

Food Products – 1.6%
B&G Foods, Inc.
35,000	5.250		04/01/25	33,031
Lamb Weston Holdings, Inc.
100,000	4.625	(a)	11/01/24	98,500
100,000	4.875	(a)	11/01/26	99,500
Pilgrim’s Pride Corp.
20,000	5.750	(a)	03/15/25	19,425
152,000	5.875	(a)	09/30/27	144,020
Post Holdings, Inc.
60,000	5.500	(a)	03/01/25	59,250
163,000	5.000	(a)	08/15/26	153,627
137,000	5.750	(a)	03/01/27	133,061
50,000	5.625	(a)	01/15/28	47,500
TreeHouse Foods, Inc.
20,000	6.000	(a)	02/15/24	20,575

				808,489

Food & Staples Retailing – 0.2%
Rite Aid Corp.
60,000	6.125	(a)	04/01/23	61,725
Safeway, Inc.
30,000	7.250		02/01/31	26,287

				88,012

Hardware – 1.0%
CDW LLC / CDW Finance Corp.
40,000	5.000		09/01/23	40,600
154,000	5.000		09/01/25	153,230
CommScope Technologies LLC
40,000	6.000	(a)	06/15/25	40,400

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Hardware – (continued)
CommScope, Inc.
$209,000	5.500	%(a)	06/15/24	$ 210,567

				444,797

Health Care Equipment & Supplies - 0.0%(b)
Hologic, Inc.
20,000	4.625	(a)	02/01/28	18,950

Health Care Providers & Services – 4.8%
Centene Corp.
102,000	4.750		05/15/22	103,912
44,000	6.125		02/15/24	46,475
50,000	4.750		01/15/25	49,938
DaVita, Inc.
189,000	5.125		07/15/24	185,220
137,000	5.000		05/01/25	130,835
Encompass Health Corp.
70,000	5.750		11/01/24	71,137
Envision Healthcare Corp.
30,000	5.625		07/15/22	30,600
95,000	6.250	(a)	12/01/24	100,819
HCA Healthcare, Inc.
150,000	6.250		02/15/21	157,500
Kindred Healthcare, Inc.
60,000	8.000		01/15/20	64,050
LifePoint Health, Inc.
125,000	5.875		12/01/23	125,313
69,000	5.375		05/01/24	66,930
Tenet Healthcare Corp.
227,000	4.750		06/01/20	229,837
75,000	6.000		10/01/20	77,625
200,000	8.125		04/01/22	210,500
269,000	6.750		06/15/23	269,000
100,000	5.125	(a)	05/01/25	97,250
142,000	7.000	(a)	08/01/25	142,355
WellCare Health Plans, Inc.
40,000	5.250		04/01/25	40,100

				2,199,396

Healthcare – 1.5%
CHS/Community Health Systems, Inc.
287,000	6.250		03/31/23	269,062
HCA, Inc.
130,000	7.500		02/15/22	142,187
204,000	5.375		02/01/25	200,940
80,000	5.875		02/15/26	80,600

				692,789

Hotels, Restaurants & Leisure – 1.9%
Diamond Resorts International, Inc.
127,000	7.750	(a)	09/01/23	136,207
60,000	10.750	(a)	09/01/24	66,075
MGM Resorts International
50,000	5.250		03/31/20	51,188
369,000	6.625		12/15/21	392,063
60,000	6.000		03/15/23	62,325
Six Flags Entertainment Corp.
136,000	4.875	(a)	07/31/24	131,920

				839,778

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Household Durables – 1.3%
Lennar Corp.
$223,000	4.750%		11/15/22	$ 223,139
50,000	4.500		04/30/24	48,687
40,000	4.750	(a)	11/29/27	37,700
PulteGroup, Inc.
155,000	4.250		03/01/21	155,775
38,000	5.500		03/01/26	37,953
65,000	5.000		01/15/27	62,319
Tempur Sealy International, Inc.
20,000	5.625		10/15/23	20,250

				585,823

Independent Power & Renewable Electricity Producers – 3.0%
AES Corp.
100,000	4.875		05/15/23	101,000
137,000	6.000		05/15/26	141,966
Calpine Corp.
50,000	6.000	(a)	01/15/22	51,000
162,000	5.375		01/15/23	155,115
10,000	5.875	(a)	01/15/24	10,000
99,000	5.500		02/01/24	90,461
60,000	5.750		01/15/25	54,900
108,000	5.250	(a)	06/01/26	102,465
NRG Energy, Inc.
246,000	6.250		07/15/22	254,610
125,000	6.250		05/01/24	129,687
80,000	7.250		05/15/26	86,200
Vistra Energy Corp.
100,000	7.375		11/01/22	105,250
10,000	5.875		06/01/23	10,312
15,000	7.625		11/01/24	16,162
21,000	8.000	(a)	01/15/25	22,890
94,000	8.125	(a)	01/30/26	103,635

				1,435,653

Insurance – 0.3%
Genworth Holdings, Inc.
30,000	4.800		02/15/24	25,087
HUB International Ltd.
100,000	7.000	(a)	05/01/26	100,000

				125,087

Internet Software & Services – 0.0%(b)
Rackspace Hosting, Inc.
20,000	8.625	(a)	11/15/24	20,450
VeriSign, Inc.
20,000	5.250		04/01/25	20,425

				40,875

Internet & Direct Marketing Retail – 1.2%
Netflix, Inc.
50,000	5.500		02/15/22	51,750
144,000	5.750		03/01/24	148,680
25,000	5.875		02/15/25	25,813
20,000	4.375		11/15/26	18,900

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Internet & Direct Marketing Retail – (continued)
Netflix, Inc. – (continued)
$167,000	4.875	%(a)	04/15/28	$ 159,485
147,000	5.875	(a)	11/15/28	149,021

				553,649

IT Services – 1.6%
First Data Corp.
407,000	7.000	(a)	12/01/23	428,367
100,000	5.000	(a)	01/15/24	100,375
206,000	5.750	(a)	01/15/24	207,545

				736,287

Leisure Products – 0.3%
Mattel, Inc.
50,000	2.350		05/06/19	50,063
100,000	6.750	(a)	12/31/25	97,750

				147,813

Machinery – 0.2%
Navistar International Corp.
80,000	6.625	(a)	11/01/25	83,100

Media – 1.1%
AMC Entertainment Holdings, Inc.
95,000	5.875		11/15/26	92,862
AMC Networks, Inc.
60,000	4.750		12/15/22	60,675
20,000	5.000		04/01/24	19,475
25,000	4.750		08/01/25	23,562
Cablevision Systems Corp.
70,000	5.875		09/15/22	70,262
Lamar Media Corp.
150,000	5.375		01/15/24	152,438
TEGNA, Inc.
42,000	6.375		10/15/23	43,680
Tribune Media Co.
50,000	5.875		07/15/22	50,875

				513,829

Metals – 0.4%
Novelis Corp.
167,000	5.875	(a)	09/30/26	164,495

Metals & Mining – 1.7%
Cleveland–Cliffs, Inc.
100,000	4.875	(a)	01/15/24	98,125
Freeport–McMoRan, Inc.
10,000	3.100		03/15/20	9,900
97,000	4.000		11/14/21	96,515
95,000	3.550		03/01/22	92,269
76,000	6.875		02/15/23	81,700
207,000	3.875		03/15/23	200,014
Steel Dynamics, Inc.
60,000	5.500		10/01/24	61,650
United States Steel Corp.
10,000	7.375		04/01/20	10,625
91,000	6.875		08/15/25	93,730
84,000	6.250		03/15/26	83,580

				828,108

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mortgage Real Estate Investment – 0.6%
Starwood Property Trust, Inc.
$125,000	3.625	%(a)	02/01/21	$ 122,813
112,000	5.000		12/15/21	113,960

				236,773

Natural Gas – 3.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
35,000	5.625		05/20/24	34,825
40,000	5.875		08/20/26	39,000
62,000	5.750		05/20/27	58,590
Cheniere Corpus Christi Holdings LLC
100,000	7.000		06/30/24	109,875
96,000	5.875		03/31/25	100,800
70,000	5.125		06/30/27	69,825
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
60,000	6.250		04/01/23	61,350
80,000	5.750		04/01/25	79,000
Genesis Energy LP / Genesis Energy Finance Corp.
169,000	6.750		08/01/22	172,380
30,000	6.500		10/01/25	29,025
69,000	6.250		05/15/26	65,291
NGPL PipeCo LLC
30,000	4.875	(a)	08/15/27	29,250
NuStar Logistics LP
69,000	5.625		04/28/27	65,895
Rockies Express Pipeline LLC
45,000	5.625	(a)	04/15/20	46,294
Sunoco LP / Sunoco Finance Corp.
110,000	4.875	(a)	01/15/23	105,875
83,000	5.500	(a)	02/15/26	78,850
50,000	5.875	(a)	03/15/28	47,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
73,000	5.500	(a)	09/15/24	73,548
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
300,000	4.125		11/15/19	301,125
34,000	5.125		02/01/25	33,703
97,000	5.875	(a)	04/15/26	97,728
50,000	5.000	(a)	01/15/28	47,188

				1,746,917

Oil, Gas & Consumable Fuels – 7.8%
Antero Resources Corp.
217,000	5.125		12/01/22	219,170
120,000	5.625		06/01/23	122,400
California Resources Corp.
160,000	8.000	(a)	12/15/22	142,000
Cheniere Energy Partners LP
60,000	5.250	(a)	10/01/25	58,500
Chesapeake Energy Corp.
50,000	6.125		02/15/21	51,000
50,000	4.875		04/15/22	48,875
100,000	8.000	(a)	12/15/22	106,000
100,000	8.000		01/15/25	100,500
55,000	8.000		06/15/27	55,069
CNX Resources Corp.
70,000	5.875		04/15/22	70,962
Denbury Resources, Inc.
30,000	9.000	(a)	05/15/21	31,875
158,000	9.250	(a)	03/31/22	167,875

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Diamondback Energy, Inc.
$79,000	5.375%		05/31/25	$ 79,395
Energy Transfer Equity LP
256,000	7.500		10/15/20	277,120
135,000	5.875		01/15/24	140,906
Extraction Oil & Gas, Inc.
109,000	5.625	(a)	02/01/26	105,185
Gulfport Energy Corp.
29,000	6.375		05/15/25	27,912
Newfield Exploration Co.
68,000	5.375		01/01/26	70,040
PDC Energy, Inc.
50,000	6.125		09/15/24	51,125
83,000	5.750	(a)	05/15/26	82,481
Peabody Energy Corp.
70,000	6.000	(a)	03/31/22	71,838
QEP Resources, Inc.
20,000	5.375		10/01/22	20,400
50,000	5.250		05/01/23	49,250
71,000	5.625		03/01/26	68,160
Range Resources Corp.
50,000	5.750		06/01/21	51,375
146,000	5.000		03/15/23	142,350
30,000	4.875		05/15/25	28,350
RSP Permian, Inc.
2,000	5.250		01/15/25	2,063
Sanchez Energy Corp.
275,000	6.125		01/15/23	181,500
SM Energy Co.
70,000	6.125		11/15/22	71,400
25,000	5.000		01/15/24	23,563
76,000	5.625		06/01/25	72,770
64,000	6.750		09/15/26	65,120
Southwestern Energy Co.
40,000	4.100		03/15/22	39,000
147,000	7.750		10/01/27	153,983
Whiting Petroleum Corp.
227,000	5.750		03/15/21	232,675
45,000	6.625	(a)	01/15/26	46,125
Williams Cos., Inc. (The)
50,000	3.700		01/15/23	48,563
20,000	8.750		03/15/32	26,100
WPX Energy, Inc.
11,000	6.000		01/15/22	11,564
92,000	8.250		08/01/23	105,110

				3,519,649

Personal Products – 0.4%
Edgewell Personal Care Co.
120,000	4.700		05/19/21	120,600
40,000	4.700		05/24/22	39,350

				159,950

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 2.9%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
$80,000	5.750	%(a)	08/01/22	$ 69,800
Valeant Pharmaceuticals International
30,000	7.250	(a)	07/15/22	30,638
100,000	9.250	(a)	04/01/26	105,375
Valeant Pharmaceuticals International, Inc.
50,000	5.375	(a)	03/15/20	50,813
50,000	7.500	(a)	07/15/21	51,063
40,000	5.625	(a)	12/01/21	39,700
45,000	5.500	(a)	03/01/23	42,244
220,000	5.875	(a)	05/15/23	208,725
344,000	7.000	(a)	03/15/24	362,060
205,000	6.125	(a)	04/15/25	190,138
140,000	5.500	(a)	11/01/25	138,250
30,000	9.000	(a)	12/15/25	31,538

				1,320,344

Real Estate Management & Development – 0.2%
Howard Hughes Corp. (The)
108,000	5.375	(a)	03/15/25	104,962

REITs and Real Estate – 0.0%(b)
CyrusOne LP / CyrusOne Finance Corp.
20,000	5.375		03/15/27	20,150

Rental Equipment – 2.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
60,000	5.125	(a)	06/01/22	59,175
BlueLine Rental Finance Corp. / BlueLine Rental LLC
143,000	9.250	(a)	03/15/24	153,367
Hertz Corp. (The)
216,000	7.625	(a)	06/01/22	211,680
United Rentals North America, Inc.
50,000	4.625		07/15/23	50,469
250,000	5.750		11/15/24	258,125
50,000	5.875		09/15/26	51,125
10,000	5.500		05/15/27	9,938
150,000	4.875		01/15/28	141,563

				935,442

Services – 0.2%
Centene Escrow I Corp.
100,000	5.375	(a)	06/01/26	101,500

Software – 0.4%
BMC Software Finance, Inc.
50,000	8.125	(a)	07/15/21	51,500
Infor US, Inc.
5,000	5.750	(a)	08/15/20	5,106
50,000	6.500		05/15/22	50,938
Solera LLC / Solera Finance, Inc.
70,000	10.500	(a)	03/01/24	78,225

				185,769

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Specialty Retail – 0.8%
L Brands, Inc.
$5,000	6.625%		04/01/21	$ 5,294
20,000	5.625		02/15/22	20,500
150,000	5.625		10/15/23	153,562
45,000	5.250		02/01/28	41,287
Penske Automotive Group, Inc.
20,000	5.500		05/15/26	19,800
PetSmart, Inc.
147,000	5.875	(a)	06/01/25	101,063

				341,506

Technology – 0.6%
Dell International LLC / EMC Corp.
110,000	5.875	(a)	06/15/21	113,300
55,000	7.125	(a)	06/15/24	59,125
Exela Intermediate LLC / Exela Finance, Inc.
40,000	10.000	(a)	07/15/23	41,150
Harland Clarke Holdings Corp.
30,000	8.375	(a)	08/15/22	30,225

				243,800

Technology Hardware, Storage & Peripherals – 0.9%
EMC Corp.
110,000	2.650		06/01/20	107,937
100,000	3.375		06/01/23	94,250
NCR Corp.
154,000	5.000		07/15/22	152,460
90,000	6.375		12/15/23	92,925

				447,572

Textiles, Apparel & Luxury Goods – 0.2%
Hanesbrands, Inc.
20,000	4.625	(a)	05/15/24	19,600
109,000	4.875	(a)	05/15/26	105,594

				125,194

Trading Companies & Distribution – 0.1%
Beacon Roofing Supply, Inc.
50,000	4.875	(a)	11/01/25	46,250

Wireless – 3.1%
Hughes Satellite Systems Corp.
75,000	6.625		08/01/26	73,312
Sprint Capital Corp.
50,000	6.900		05/01/19	51,500
225,000	6.875		11/15/28	216,000
95,000	8.750		03/15/32	102,481
Sprint Communications, Inc.
60,000	7.000		08/15/20	62,550
50,000	11.500		11/15/21	59,250
20,000	6.000		11/15/22	19,925
T-Mobile USA, Inc.
100,000	4.000		04/15/22	99,750
283,000	6.000		03/01/23	293,259
50,000	6.375		03/01/25	52,375
125,000	5.125		04/15/25	125,000
285,000	6.500		01/15/26	298,538
15,000	5.375		04/15/27	14,775

				1,468,715

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunication Services – 2.2%
Sprint Corp.
$70,000	7.250%		09/15/21	$ 72,975
360,000	7.875		09/15/23	377,550
215,000	7.125		06/15/24	217,150
45,000	7.625		02/15/25	46,463
250,000	7.625		03/01/26	258,125

				972,263

Wirelines – 1.9%
Level 3 Financing, Inc.
60,000	5.125		05/01/23	59,100
77,000	5.375		01/15/24	75,460
163,000	5.375		05/01/25	158,518
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
45,000	8.250		10/15/23	44,100
Windstream Services LLC / Windstream Finance Corp.
25,000	7.750		10/15/20	21,937
25,000	6.375		08/01/23	14,375
130,000	8.750	(a)	12/15/24	79,300
30,000	8.625	(a)	10/31/25	28,238
Zayo Group LLC / Zayo Capital, Inc.
192,000	6.000		04/01/23	194,880
150,000	6.375		05/15/25	152,625
50,000	5.750	(a)	01/15/27	48,625

				877,158

TOTAL CORPORATE OBLIGATIONS (Cost $42,741,894)				42,418,395

Foreign Corporate Debt – 6.1%
Aerospace & Defense – 1.4%
Bombardier, Inc. (Canada)
$120,000	7.750	%(a)	03/15/20	$ 128,250
163,000	8.750	(a)	12/01/21	181,745
30,000	6.000	(a)	10/15/22	29,887
145,000	6.125	(a)	01/15/23	145,362
125,000	7.500	(a)	12/01/24	130,625
30,000	7.500	(a)	03/15/25	31,013

				646,882

Agriculture – 0.1%
JBS USA LUX SA / JBS USA Finance, Inc. (Brazil)
30,000	5.875	(a)	07/15/24	28,987
20,000	5.750	(a)	06/15/25	18,675

				47,662

Basic Industry – 0.8%
NOVA Chemicals Corp. (Canada)
175,000	5.250	(a)	08/01/23	174,562
90,000	5.000	(a)	05/01/25	85,950
70,000	5.250	(a)	06/01/27	66,675

				327,187

Communications – 0.5%
Quebecor Media, Inc. (Canada)
75,000	5.750		01/15/23	76,594
Videotron Ltd. (Canada)
39,000	5.000		07/15/22	39,780
98,000	5.375	(a)	06/15/24	99,593

				215,967

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Consumer Cyclical – 0.9%
1011778 BC ULC / New Red Finance, Inc. (Canada)
$178,000	4.250	%(a)	05/15/24	$ 169,100
246,000	5.000	(a)	10/15/25	235,545

				404,645

Energy – 0.1%
Jupiter Resources, Inc. (Canada)
150,000	8.500	(a)	10/01/22	63,375

Household Durables – 0.1%
Brookfield Residential Properties, Inc. (Canada)
60,000	6.500	(a)	12/15/20	61,350

Metals & Mining – 1.5%
First Quantum Minerals Ltd. (Zambia)
306,000	7.000	(a)	02/15/21	309,060
200,000	7.500	(a)	04/01/25	196,750
Teck Resources Ltd. (Canada)
150,000	4.750		01/15/22	152,812
62,000	3.750		02/01/23	59,908

				718,530

Oil, Gas & Consumable Fuels – 0.6%
MEG Energy Corp. (Canada)
100,000	6.375	(a)	01/30/23	90,375
60,000	7.000	(a)	03/31/24	54,375
Seven Generations Energy Ltd. (Canada)
50,000	6.750	(a)	05/01/23	52,375
97,000	5.375	(a)	09/30/25	93,969

				291,094

Personal Products – 0.0%(b)
Avon Products, Inc. (United Kingdom)
20,000	7.000		03/15/23	16,950

Software – 0.1%
Open Text Corp. (Canada)
40,000	5.875	(a)	06/01/26	41,100

TOTAL FOREIGN CORPORATE DEBT (Cost $2,854,196)				2,834,742

Principal Amount	Interest Rate	Value
Investment Company – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$237,551	1.674%	$ 237,551

(Cost $237,551)

TOTAL INVESTMENTS – 98.7% (Cost $45,833,641)		$45,490,688

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		576,328

NET ASSETS – 100.0%		$46,067,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,672,733, which represents approximately 42.7% of the Fund’s net assets as of May 31, 2018.

(b)	Less than 0.05%

(c)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$—	$5,991,569	$(5,754,018)	$237,551	237,551	$2,290

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$42,418,395	$—
Foreign Corporate Debt	—	2,834,742	—
Investment Company	237,551	—	—
Total	$237,551	$45,253,137	$—

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 78.9%
Aerospace & Defense – 1.8%
Arconic, Inc.
$235,000	5.125%	10/01/24	$ 236,395
Lockheed Martin Corp.
150,000	2.900	03/01/25	143,522
110,000	4.070	12/15/42	107,444
60,000	3.800	03/01/45	55,863
180,000	4.700	05/15/46	193,081
200,000	4.090	09/15/52	192,047
Northrop Grumman Corp.
95,000	2.550	10/15/22	91,983
400,000	2.930	01/15/25	381,434
440,000	3.200	02/01/27	417,308
400,000	3.250	01/15/28	379,378
240,000	4.030	10/15/47	226,960
Raytheon Co.
990,000	2.500	12/15/22	960,265
Rockwell Collins, Inc.
50,000	3.200	03/15/24	48,335
60,000	3.500	03/15/27	57,591
United Technologies Corp.
472,000	1.950	11/01/21	454,413
430,000	3.125	05/04/27	401,165
145,000	5.700	04/15/40	166,336
140,000	3.750	11/01/46	123,398

			4,636,918

Air Freight & Logistics – 0.4%
FedEx Corp.
220,000	4.550	04/01/46	218,285
220,000	4.400	01/15/47	213,734
United Parcel Service, Inc.
490,000	2.450	10/01/22	477,237
110,000	3.050	11/15/27	105,571
60,000	3.750	11/15/47	56,463

			1,071,290

Automobiles – 0.6%
Ford Motor Co.
130,000	7.450	07/16/31	155,184
100,000	5.291	12/08/46	96,157
General Motors Co.
120,000	5.000	04/01/35	117,504
300,000	6.600	04/01/36	334,201
390,000	6.250	10/02/43	417,368
160,000	6.750	04/01/46	181,303

			1,301,717

Banks – 14.3%
Bank of America Corp.
60,000	3.004	12/20/23	58,364
50,000	3.366	01/23/26	48,337
30,000	3.419	12/20/28	28,405
270,000	7.750	05/14/38	371,871
300,000	3.946	01/23/49	278,434

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., GMTN
$505,000	3.300%	01/11/23	$ 501,591
50,000	3.500	04/19/26	48,629
Bank of America Corp., Series L
540,000	2.250	04/21/20	532,902
50,000	3.950	04/21/25	49,119
300,000	4.183	11/25/27	294,448
Bank of America Corp., MTN
200,000	2.151	11/09/20	195,619
324,000	5.000	05/13/21	339,915
50,000	2.503	10/21/22	47,953
680,000	3.875	08/01/25	679,452
260,000	3.248	10/21/27	242,358
780,000	5.000	01/21/44	845,004
BB&T Corp., MTN
150,000	2.050	05/10/21	145,245
250,000	2.750	04/01/22	245,113
Capital One Bank USA NA
400,000	3.375	02/15/23	391,987
Citigroup, Inc.
800,000	8.500	05/22/19	843,547
550,000	2.500	07/29/19	548,855
30,000	2.650	10/26/20	29,620
20,000	2.700	03/30/21	19,673
380,000	2.350	08/02/21	368,902
280,000	4.500	01/14/22	291,009
200,000	2.700	10/27/22	193,295
130,000	3.875	10/25/23	131,389
90,000	4.000	08/05/24	89,634
845,000	3.875	03/26/25	828,727
190,000	3.300	04/27/25	182,631
130,000	5.500	09/13/25	140,134
225,000	3.700	01/12/26	219,058
40,000	4.600	03/09/26	40,592
60,000	3.400	05/01/26	57,079
360,000	3.200	10/21/26	336,053
40,000	4.300	11/20/26	39,657
417,000	4.450	09/29/27	414,705
240,000	4.125	07/25/28	232,016
240,000	6.625	06/15/32	287,283
60,000	3.878	01/24/39	55,377
210,000	5.875	01/30/42	249,494
130,000	6.675	09/13/43	162,651
310,000	4.650	07/30/45	315,467
170,000	4.750	05/18/46	167,377
Citizens Bank NA/Providence RI
580,000	2.550	05/13/21	569,165
Discover Bank
250,000	3.100	06/04/20	249,552
290,000	4.200	08/08/23	294,380
740,000	3.450	07/27/26	691,918
Fifth Third Bancorp
750,000	4.300	01/16/24	769,531
130,000	8.250	03/01/38	183,101

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bank/Cincinnati OH
$200,000	2.200%	10/30/20	$ 195,978
HSBC Bank USA NA
300,000	5.625	08/15/35	341,402
HSBC USA, Inc.
125,000	2.350	03/05/20	123,571
Huntington Bancshares, Inc.
720,000	3.150	03/14/21	718,873
250,000	2.300	01/14/22	241,060
JPMorgan Chase & Co.
200,000	2.250	01/23/20	197,988
430,000	4.250	10/15/20	441,441
270,000	2.550	10/29/20	266,623
1,400,000	2.550	03/01/21	1,375,555
80,000	2.400	06/07/21	78,177
577,000	4.500	01/24/22	600,652
320,000	3.250	09/23/22	317,332
1,217,000	2.972	01/15/23	1,189,296
250,000	3.200	01/25/23	247,129
60,000	3.375	05/01/23	59,119
250,000	2.700	05/18/23	239,876
150,000	3.875	02/01/24	152,248
60,000	3.875	09/10/24	59,670
30,000	3.125	01/23/25	29,014
460,000	3.200	06/15/26	437,447
540,000	3.625	12/01/27	510,937
212,000	6.400	05/15/38	265,265
175,000	5.500	10/15/40	201,359
110,000	5.600	07/15/41	127,596
180,000	5.400	01/06/42	205,062
150,000	4.850	02/01/44	159,324
370,000	4.950	06/01/45	382,838
60,000	4.032	07/24/48	56,099
JPMorgan Chase & Co., MTN
1,000,000	2.295	08/15/21	971,485
KeyBank NA
600,000	2.500	12/15/19	596,891
PNC Bank NA
250,000	2.700	11/01/22	242,745
250,000	2.950	01/30/23	243,673
PNC Bank NA, MTN
260,000	2.600	07/21/20	258,160
550,000	3.250	06/01/25	536,763
PNC Financial Services Group, Inc. (The)
190,000	5.125	02/08/20	197,031
740,000	4.375	08/11/20	759,796
Santander Holdings USA, Inc.
490,000	3.700	03/28/22	485,206
US Bancorp, MTN
500,000	3.000	03/15/22	496,803
550,000	3.700	01/30/24	560,556
550,000	3.600	09/11/24	548,929
500,000	3.900	04/26/28	508,734

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Wachovia Corp.
$220,000	5.500%	08/01/35	$ 238,624
Wells Fargo & Co.
30,000	2.500	03/04/21	29,454
910,000	3.069	01/24/23	886,980
30,000	4.125	08/15/23	30,357
460,000	3.000	04/22/26	430,711
370,000	3.000	10/23/26	342,665
100,000	5.375	11/02/43	107,141
Wells Fargo & Co., GMTN
170,000	4.300	07/22/27	168,129
190,000	4.900	11/17/45	194,011
Wells Fargo & Co., MTN
1,200,000	3.000	01/22/21	1,197,704
180,000	3.500	03/08/22	180,123
100,000	3.300	09/09/24	96,802
190,000	3.000	02/19/25	179,475
650,000	4.100	06/03/26	639,667
100,000	4.650	11/04/44	97,599
380,000	4.400	06/14/46	356,639
200,000	4.750	12/07/46	198,416
Wells Fargo & Co., Series N
50,000	2.150	01/30/20	49,367
Wells Fargo Bank NA, MTN
1,000,000	2.150	12/06/19	990,073

			36,388,258

Basic Industry – 0.0%(a)
LYB International Finance BV
110,000	5.250	07/15/43	116,982

Beverages – 1.6%
Coca-Cola Co. (The)
1,000,000	1.875	10/27/20	980,022
500,000	2.875	10/27/25	481,444
60,000	2.250	09/01/26	54,700
Molson Coors Brewing Co.
210,000	3.000	07/15/26	192,310
340,000	5.000	05/01/42	343,166
150,000	4.200	07/15/46	134,842
PepsiCo, Inc.
30,000	1.350	10/04/19	29,536
104,000	3.000	08/25/21	104,537
800,000	2.750	03/05/22	794,402
350,000	2.750	04/30/25	334,900
500,000	2.850	02/24/26	477,919
100,000	4.875	11/01/40	113,299
340,000	3.450	10/06/46	309,914

			4,350,991

Biotechnology – 3.0%
AbbVie, Inc.
70,000	2.900	11/06/22	68,467
180,000	3.600	05/14/25	175,911
190,000	3.200	05/14/26	179,152
894,000	4.500	05/14/35	892,618
50,000	4.300	05/14/36	48,579
210,000	4.400	11/06/42	203,183
175,000	4.700	05/14/45	176,253
190,000	4.450	05/14/46	185,161

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Biotechnology – (continued)
Amgen, Inc.
$100,000	2.200%	05/22/19	$ 99,567
500,000	2.125	05/01/20	493,067
680,000	3.450	10/01/20	687,470
145,000	2.650	05/11/22	141,088
70,000	2.600	08/19/26	63,624
402,000	4.400	05/01/45	392,595
205,000	4.663	06/15/51	206,382
Baxalta, Inc.
40,000	5.250	06/23/45	42,190
Biogen, Inc.
257,000	3.625	09/15/22	258,790
180,000	5.200	09/15/45	191,645
Celgene Corp.
220,000	3.550	08/15/22	219,332
400,000	2.750	02/15/23	384,282
40,000	3.900	02/20/28	38,685
190,000	5.000	08/15/45	189,904
235,000	4.350	11/15/47	214,177
50,000	4.550	02/20/48	46,806
Gilead Sciences, Inc.
200,000	3.250	09/01/22	199,934
1,290,000	3.650	03/01/26	1,279,862
170,000	4.000	09/01/36	164,363
196,000	4.800	04/01/44	206,057
250,000	4.750	03/01/46	260,931

			7,710,075

Brokerage – 0.1%
Jefferies Group LLC
150,000	4.850	01/15/27	148,771

Capital Goods – 0.4%
Caterpillar Financial Services Corp.
520,000	1.700	08/09/21	498,862
Eaton Corp.
130,000	4.150	11/02/42	127,653
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	244,559

			871,074

Capital Markets – 4.0%
Bank of New York Mellon Corp. (The), Series G
340,000	3.000	02/24/25	326,875
Bank of New York Mellon Corp. (The), MTN
320,000	2.600	08/17/20	317,854
893,000	2.600	02/07/22	875,776
570,000	2.200	08/16/23	538,698
20,000	2.800	05/04/26	18,909
40,000	3.250	05/16/27	38,709
60,000	3.300	08/23/29	56,089

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Capital Markets – (continued)
BlackRock, Inc.
$200,000	3.500%	03/18/24	$ 201,375
Intercontinental Exchange, Inc.
50,000	4.000	10/15/23	51,349
500,000	3.750	12/01/25	501,675
Morgan Stanley
40,000	2.800	06/16/20	39,747
260,000	5.750	01/25/21	276,755
464,000	4.875	11/01/22	485,123
30,000	3.625	01/20/27	29,063
286,000	3.950	04/23/27	276,458
156,000	6.375	07/24/42	193,177
20,000	4.300	01/27/45	19,228
130,000	4.375	01/22/47	127,985
Morgan Stanley, Series F
955,000	3.875	04/29/24	966,325
Morgan Stanley, GMTN
60,000	2.500	04/21/21	58,754
945,000	5.500	07/28/21	1,005,789
40,000	3.125	01/23/23	39,112
25,000	3.700	10/23/24	24,902
60,000	4.000	07/23/25	60,415
670,000	3.875	01/27/26	665,927
1,150,000	4.350	09/08/26	1,146,195
Morgan Stanley, MTN
200,000	5.625	09/23/19	207,057
500,000	2.625	11/17/21	488,103
720,000	3.125	07/27/26	675,231
State Street Corp.
250,000	3.100	05/15/23	247,683
60,000	3.300	12/16/24	59,497
80,000	2.650	05/19/26	75,060
TD Ameritrade Holding Corp.
50,000	3.300	04/01/27	48,477

			10,143,372

Chemicals – 0.6%
Dow Chemical Co. (The)
50,000	4.250	11/15/20	51,361
50,000	3.500	10/01/24	49,141
Eastman Chemical Co.
520,000	3.600	08/15/22	521,034
220,000	4.650	10/15/44	221,897
LyondellBasell Industries NV
150,000	5.000	04/15/19	151,917
230,000	5.750	04/15/24	250,269
Monsanto Co.
220,000	4.700	07/15/64	202,865
Sherwin-Williams Co. (The)
50,000	3.450	06/01/27	47,549

			1,496,033

Commercial Services & Supplies – 0.0%(a)
Waste Management, Inc.
60,000	3.150	11/15/27	56,940

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Communications – 1.6%
21st Century Fox America, Inc.
$100,000	4.500%	02/15/21	$ 103,355
40,000	6.200	12/15/34	48,238
40,000	6.150	03/01/37	48,525
40,000	6.650	11/15/37	51,010
150,000	6.150	02/15/41	183,020
Charter Communications Operating LLC / Charter Communications Operating Capital
250,000	3.579	07/23/20	250,772
360,000	4.464	07/23/22	367,704
90,000	3.750	02/15/28	81,880
370,000	4.200	03/15/28	348,643
180,000	6.384	10/23/35	192,234
620,000	6.484	10/23/45	663,259
160,000	5.375	05/01/47	149,743
NBCuniversal Media LLC
500,000	5.150	04/30/20	519,843
500,000	4.375	04/01/21	516,135
Time Warner Cable LLC
50,000	6.550	05/01/37	54,818
170,000	7.300	07/01/38	200,461
160,000	5.875	11/15/40	161,680
170,000	4.500	09/15/42	144,195

			4,085,515

Communications Equipment – 0.4%
Cisco Systems, Inc.
100,000	4.450	01/15/20	102,933
360,000	3.625	03/04/24	366,682
410,000	5.900	02/15/39	519,732
270,000	5.500	01/15/40	328,311

			1,317,658

Consumer Cyclical – 2.4%
American Honda Finance Corp., MTN
30,000	2.250	08/15/19	29,870
Ford Motor Credit Co. LLC
720,000	2.021	05/03/19	714,402
300,000	3.336	03/18/21	298,414
555,000	5.875	08/02/21	591,944
250,000	4.375	08/06/23	252,937
250,000	3.810	01/09/24	244,815
300,000	3.664	09/08/24	289,620
576,000	4.134	08/04/25	567,080
General Motors Financial Co., Inc.
180,000	3.150	01/15/20	180,184
715,000	3.200	07/13/20	713,928
1,020,000	3.200	07/06/21	1,011,378
390,000	3.450	04/10/22	386,804
300,000	3.950	04/13/24	296,906
150,000	4.350	01/17/27	147,168
Toyota Motor Credit Corp.
200,000	1.950	04/17/20	197,180
Toyota Motor Credit Corp., MTN
71,000	1.700	02/19/19	70,668

			5,993,298

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Finance – 1.8%
American Express Co., MTN
$150,000	3.000%	10/30/24	$ 144,942
115,000	4.050	12/03/42	112,902
American Express Credit Corp., GMTN
230,000	2.250	08/15/19	228,781
American Express Credit Corp., MTN
490,000	1.875	05/03/19	486,518
680,000	1.700	10/30/19	670,711
450,000	2.375	05/26/20	444,370
210,000	3.300	05/03/27	202,689
Capital One Financial Corp.
332,000	4.200	10/29/25	327,220
680,000	3.750	07/28/26	640,510
550,000	3.800	01/31/28	523,455
Synchrony Financial
100,000	3.750	08/15/21	100,411
50,000	4.250	08/15/24	49,497
490,000	4.500	07/23/25	489,358
140,000	3.950	12/01/27	130,532

			4,551,896

Consumer Noncyclical – 0.7%
Allergan Funding SCS
360,000	3.800	03/15/25	350,765
450,000	4.550	03/15/35	432,950
HCA, Inc.
130,000	5.250	04/15/25	130,975
Shire Acquisitions Investments Ireland DAC
265,000	2.875	09/23/23	250,356
310,000	3.200	09/23/26	285,451
Walgreen Co.
50,000	3.100	09/15/22	49,214
Wyeth LLC
200,000	5.950	04/01/37	250,374

			1,750,085

Containers & Packaging – 0.2%
International Paper Co.
130,000	3.000	02/15/27	118,395
100,000	4.800	06/15/44	97,969
190,000	4.400	08/15/47	175,885

			392,249

Distributors – 0.2%
American Honda Finance Corp., GMTN
297,000	1.700	09/09/21	285,073
General Motors Financial Co., Inc.
340,000	4.200	03/01/21	346,598

			631,671

Diversified Financial Services – 0.0%(a)
Berkshire Hathaway, Inc.
90,000	3.125	03/15/26	87,432
90,000	4.500	02/11/43	96,069

			183,501

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Telecommunication – 5.4%
AT&T, Inc.
$370,000	5.000%		03/01/21	$ 386,436
250,000	3.200		03/01/22	247,663
50,000	3.000		06/30/22	48,951
330,000	2.625		12/01/22	316,664
50,000	3.600		02/17/23	49,746
125,000	3.800		03/01/24	124,181
60,000	3.900		03/11/24	60,128
550,000	3.950		01/15/25	545,641
210,000	3.400		05/15/25	200,852
280,000	4.125		02/17/26	277,211
100,000	4.250		03/01/27	99,724
60,000	4.100	(b)	02/15/28	58,647
700,000	4.300	(b)	02/15/30	676,369
85,000	4.500		05/15/35	80,898
195,000	5.250		03/01/37	199,604
110,000	6.000		08/15/40	119,622
90,000	5.350		09/01/40	91,725
100,000	6.375		03/01/41	113,055
320,000	5.550		08/15/41	332,196
154,000	5.150		03/15/42	152,675
170,000	4.800		06/15/44	160,059
150,000	4.350		06/15/45	131,346
470,000	4.750		05/15/46	436,202
190,000	5.150	(b)	11/15/46	186,573
90,000	5.450		03/01/47	91,800
240,000	4.500		03/09/48	212,933
688,000	4.550		03/09/49	615,525
100,000	5.150	(b)	02/15/50	97,500
70,000	5.700		03/01/57	72,887
Verizon Communications, Inc.
200,000	1.750		08/15/21	191,777
470,000	2.946		03/15/22	463,166
1,410,000	3.125		03/16/22	1,395,428
230,000	5.150		09/15/23	247,020
50,000	4.150		03/15/24	51,139
200,000	3.500		11/01/24	196,749
634,000	3.376		02/15/25	613,989
330,000	4.125		03/16/27	331,619
200,000	4.500		08/10/33	196,804
200,000	4.400		11/01/34	192,453
220,000	4.272		01/15/36	205,963
210,000	5.250		03/16/37	219,920
250,000	4.812		03/15/39	245,440
150,000	4.750		11/01/41	145,803
160,000	3.850		11/01/42	136,982
440,000	6.550		09/15/43	529,824
722,000	4.125		08/15/46	625,731
283,000	4.862		08/21/46	275,317
110,000	5.500		03/16/47	116,543
350,000	4.522		09/15/48	324,380
241,000	5.012		04/15/49	238,335
372,000	5.012		08/21/54	356,359
350,000	4.672		03/15/55	319,660

				13,807,214

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – 0.2%
Berkshire Hathaway Energy Co.
$267,000	6.125%	04/01/36	$ 337,246
40,000	4.500	02/01/45	42,379
Commonwealth Edison Co.
100,000	4.000	03/01/48	100,348
Duke Energy Florida LLC
100,000	6.400	06/15/38	131,820
Exelon Generation Co. LLC
104,000	5.600	06/15/42	106,596

			718,389

Electric Utilities – 0.8%
Duke Energy Corp.
100,000	1.800	09/01/21	95,570
250,000	3.750	04/15/24	251,201
280,000	3.750	09/01/46	253,967
Exelon Corp.
250,000	3.950	06/15/25	249,430
FirstEnergy Corp., Series B
445,000	3.900	07/15/27	437,697
Pacific Gas & Electric Co.
40,000	6.050	03/01/34	46,625
50,000	5.800	03/01/37	56,399
Southern Co. (The)
330,000	1.850	07/01/19	326,782
260,000	3.250	07/01/26	246,697
130,000	4.400	07/01/46	130,423

			2,094,791

Energy – 1.2%
ConocoPhillips Co.
150,000	4.950	03/15/26	162,174
100,000	4.300	11/15/44	103,473
ConocoPhillips Holding Co.
130,000	6.950	04/15/29	163,220
Enterprise Products Operating LLC
200,000	3.350	03/15/23	199,573
340,000	4.450	02/15/43	329,112
200,000	4.850	03/15/44	205,611
190,000	5.100	02/15/45	202,290
50,000	4.900	05/15/46	51,838
Plains All American Pipeline LP / PAA Finance Corp.
292,000	4.650	10/15/25	293,944
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	107,063
405,000	5.625	03/01/25	433,223
318,000	5.875	06/30/26	345,229
220,000	5.000	03/15/27	227,563

			2,824,313

Energy Equipment & Services – 0.6%
Halliburton Co.
125,000	3.500	08/01/23	125,547
350,000	3.800	11/15/25	351,241
50,000	4.850	11/15/35	52,942
40,000	6.700	09/15/38	50,860
150,000	4.750	08/01/43	156,709
140,000	5.000	11/15/45	151,564
National Oilwell Varco, Inc.
400,000	2.600	12/01/22	381,444

			1,270,307

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Equity Real Estate Investment – 0.8%
American Tower Corp.
$50,000	4.000%	06/01/25	$ 49,340
190,000	3.375	10/15/26	177,790
Crown Castle International Corp.
250,000	4.875	04/15/22	260,771
350,000	5.250	01/15/23	368,588
160,000	4.450	02/15/26	161,160
230,000	3.650	09/01/27	217,050
HCP, Inc.
625,000	3.875	08/15/24	616,415

			1,851,114

Financial Company – 0.1%
International Lease Finance Corp.
215,000	5.875	08/15/22	230,524

Food & Staples Retailing – 1.4%
Costco Wholesale Corp.
734,000	2.300	05/18/22	715,297
CVS Health Corp.
110,000	2.800	07/20/20	109,099
322,000	3.500	07/20/22	320,917
310,000	3.875	07/20/25	305,577
150,000	5.125	07/20/45	155,451
Kroger Co. (The)
100,000	4.450	02/01/47	92,164
Sysco Corp.
200,000	3.300	07/15/26	191,617
60,000	3.250	07/15/27	56,954
Walgreens Boots Alliance, Inc.
550,000	3.300	11/18/21	549,454
Wal-Mart Stores, Inc.
110,000	5.250	09/01/35	129,911
Walmart, Inc.
30,000	1.750	10/09/19	29,730
80,000	1.900	12/15/20	78,615
200,000	2.350	12/15/22	194,632
200,000	2.550	04/11/23	195,449
500,000	2.650	12/15/24	484,835
100,000	3.625	12/15/47	95,573

			3,705,275

Food and Beverage – 1.0%
Kraft Heinz Foods Co.
457,000	2.800	07/02/20	454,744
410,000	3.500	06/06/22	409,276
390,000	3.500	07/15/22	388,841
300,000	3.000	06/01/26	274,290
50,000	5.000	07/15/35	50,095
170,000	6.875	01/26/39	202,318
220,000	6.500	02/09/40	253,363
50,000	5.000	06/04/42	48,954
100,000	5.200	07/15/45	100,532
190,000	4.375	06/01/46	169,770

			2,352,183

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food Products – 0.2%
Campbell Soup Co.
$250,000	4.150%	03/15/28	$ 240,302
General Mills, Inc.
50,000	3.150	12/15/21	49,652
McCormick & Co., Inc.
40,000	2.700	08/15/22	38,779
Tyson Foods, Inc.
50,000	3.950	08/15/24	50,388
140,000	4.550	06/02/47	136,414

			515,535

Health Care Equipment & Supplies – 0.4%
Abbott Laboratories
500,000	2.900	11/30/21	495,241
50,000	3.250	04/15/23	49,560
50,000	3.400	11/30/23	49,684
60,000	2.950	03/15/25	57,122
50,000	3.750	11/30/26	49,579
Becton Dickinson and Co.
50,000	3.700	06/06/27	47,645
Stryker Corp.
50,000	2.000	03/08/19	49,739
250,000	3.500	03/15/26	247,181
Zimmer Biomet Holdings, Inc.
210,000	3.550	04/01/25	202,359

			1,248,110

Health Care Providers & Services – 3.7%
Aetna, Inc.
350,000	2.800	06/15/23	335,385
140,000	6.625	06/15/36	175,019
Anthem, Inc.
990,000	3.650	12/01/27	948,682
90,000	4.625	05/15/42	87,859
50,000	4.650	01/15/43	49,008
75,000	4.650	08/15/44	73,747
120,000	4.375	12/01/47	113,270
Cardinal Health, Inc.
60,000	3.410	06/15/27	55,793
Cigna Corp.
238,000	3.250	04/15/25	225,758
60,000	3.875	10/15/47	52,507
CVS Health Corp.
30,000	2.250	08/12/19	29,785
70,000	2.125	06/01/21	67,638
250,000	3.700	03/09/23	248,935
200,000	4.100	03/25/25	200,769
60,000	2.875	06/01/26	55,160
780,000	4.300	03/25/28	774,554
265,000	4.780	03/25/38	263,980
460,000	5.300	12/05/43	487,089
620,000	5.050	03/25/48	636,445

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
Express Scripts Holding Co.
$330,000	4.750%	11/15/21	$ 342,082
670,000	3.900	02/15/22	674,848
60,000	3.000	07/15/23	57,201
50,000	3.500	06/15/24	48,184
195,000	4.500	02/25/26	196,414
60,000	3.400	03/01/27	55,569
100,000	4.800	07/15/46	97,244
Laboratory Corp. of America Holdings
30,000	4.700	02/01/45	29,715
McKesson Corp.
40,000	2.284	03/15/19	39,900
UnitedHealth Group, Inc.
1,000,000	2.875	03/15/22	990,327
510,000	2.875	03/15/23	500,746
120,000	3.750	07/15/25	120,719
330,000	3.100	03/15/26	317,198
60,000	3.450	01/15/27	59,061
120,000	4.625	07/15/35	128,409
300,000	4.750	07/15/45	325,883
330,000	4.200	01/15/47	332,004
130,000	3.750	10/15/47	122,489

			9,319,376

Healthcare – 1.5%
HCA, Inc.
150,000	6.500	02/15/20	156,844
250,000	4.750	05/01/23	252,187
300,000	5.000	03/15/24	303,000
250,000	5.250	06/15/26	249,375
255,000	5.500	06/15/47	239,062
Medtronic Global Holdings SCA
180,000	3.350	04/01/27	177,323
Medtronic, Inc.
400,000	2.500	03/15/20	398,085
950,000	3.150	03/15/22	950,724
50,000	3.625	03/15/24	50,329
250,000	4.375	03/15/35	263,154
420,000	4.625	03/15/45	456,127

			3,496,210

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp., MTN
180,000	3.700	01/30/26	180,622
280,000	3.500	03/01/27	275,893
25,000	4.700	12/09/35	26,626
534,000	4.875	12/09/45	572,199

			1,055,340

Household Durables – 0.0%(a)
Newell Brands, Inc.
90,000	5.500	04/01/46	91,634

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Industrial Conglomerates – 0.7%
General Electric Co.
$490,000	2.700%		10/09/22	$ 476,088
40,000	4.125		10/09/42	36,740
190,000	4.500		03/11/44	185,745
General Electric Co., Series A
200,000	6.750		03/15/32	248,347
General Electric Co., GMTN
200,000	6.875		01/10/39	256,282
General Electric Co., MTN
180,000	5.875		01/14/38	208,337
Honeywell International, Inc.
245,000	2.500		11/01/26	226,312

				1,637,851

Insurance – 1.2%
Aflac, Inc.
50,000	3.625		11/15/24	50,007
American International Group, Inc.
110,000	3.300		03/01/21	110,136
50,000	3.750		07/10/25	48,824
150,000	3.875		01/15/35	136,841
200,000	6.250		05/01/36	234,716
230,000	4.500		07/16/44	223,923
70,000	4.800		07/10/45	69,758
110,000	4.375		01/15/55	98,259
Berkshire Hathaway Finance Corp.
10,000	5.750		01/15/40	12,175
Brighthouse Financial, Inc.
140,000	3.700		06/22/27	127,956
MetLife, Inc.
250,000	3.600		04/10/24	250,617
240,000	6.375		06/15/34	296,057
320,000	5.700		06/15/35	373,367
129,000	4.875		11/13/43	139,821
150,000	4.050		03/01/45	143,310
MetLife, Inc., Series D
130,000	4.368		09/15/23	135,850
Prudential Financial, Inc.
130,000	3.905		12/07/47	120,853
Prudential Financial, Inc., MTN
200,000	5.700		12/14/36	233,739

				2,806,209

Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.
240,000	3.300		12/05/21	243,293
460,000	2.400	(b)	02/22/23	443,651
370,000	2.800	(b)	08/22/24	358,905
70,000	3.800		12/05/24	71,837
580,000	3.150	(b)	08/22/27	560,443
170,000	4.800		12/05/34	189,857
200,000	3.875	(b)	08/22/37	200,450
250,000	4.950		12/05/44	284,679
125,000	4.050	(b)	08/22/47	124,612

				2,477,727

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Internet Software & Services – 0.4%
Alphabet, Inc.
$390,000	1.998%	08/15/26	$ 351,621
eBay, Inc.
30,000	2.200	08/01/19	29,804
150,000	2.875	08/01/21	148,364
250,000	2.600	07/15/22	242,025
250,000	2.750	01/30/23	242,132

			1,013,946

IT Services – 1.1%
Fidelity National Information Services, Inc.
100,000	5.000	10/15/25	106,009
101,000	3.000	08/15/26	93,212
International Business Machines Corp.
1,000,000	1.875	08/01/22	951,872
350,000	3.375	08/01/23	351,761
320,000	4.000	06/20/42	317,895
Visa, Inc.
380,000	3.150	12/14/25	371,927
400,000	2.750	09/15/27	375,864
270,000	4.150	12/14/35	284,032
180,000	4.300	12/14/45	190,110
30,000	3.650	09/15/47	28,447

			3,071,129

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.
50,000	3.600	08/15/21	50,510
790,000	3.300	02/15/22	789,221
20,000	3.150	01/15/23	19,714
50,000	3.000	04/15/23	48,895
50,000	4.150	02/01/24	51,143
364,000	2.950	09/19/26	339,754

			1,299,237

Machinery – 0.1%
Caterpillar, Inc.
30,000	3.900	05/27/21	30,894
130,000	3.400	05/15/24	130,502
80,000	5.200	05/27/41	93,902
130,000	3.803	08/15/42	126,778
Deere & Co.
80,000	2.600	06/08/22	78,361

			460,437

Media – 1.7%
Comcast Corp.
500,000	3.125	07/15/22	493,850
60,000	3.000	02/01/24	57,968
50,000	3.375	08/15/25	48,220
250,000	3.150	03/01/26	235,845
60,000	3.300	02/01/27	56,708
60,000	3.150	02/15/28	55,495
500,000	4.200	08/15/34	484,553
500,000	3.200	07/15/36	421,744
500,000	4.600	08/15/45	484,162
340,000	4.000	08/15/47	303,206
60,000	3.999	11/01/49	53,133

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media – (continued)
Time Warner, Inc.
$315,000	3.600%	07/15/25	$ 304,273
200,000	3.800	02/15/27	193,541
140,000	4.850	07/15/45	136,294
Viacom, Inc.
220,000	4.250	09/01/23	220,119
190,000	6.875	04/30/36	211,430
216,000	4.375	03/15/43	186,215
Walt Disney Co. (The)
239,000	3.000	02/13/26	231,508

			4,178,264

Metals & Mining – 0.1%
Newmont Mining Corp.
120,000	6.250	10/01/39	142,170
150,000	4.875	03/15/42	152,868

			295,038

Multiline Retail – 0.5%
Target Corp.
800,000	3.500	07/01/24	807,526
200,000	4.000	07/01/42	193,109
140,000	3.625	04/15/46	126,430

			1,127,065

Multi-Utilities – 0.5%
Dominion Energy, Inc.
370,000	2.579	07/01/20	365,152
260,000	3.900	10/01/25	257,581
NiSource, Inc.
225,000	4.375	05/15/47	222,881
Sempra Energy
50,000	3.250	06/15/27	47,009
270,000	3.800	02/01/38	251,187

			1,143,810

Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp.
165,000	6.450	09/15/36	196,395
310,000	6.200	03/15/40	360,335
70,000	6.600	03/15/46	87,213
Apache Corp.
200,000	5.100	09/01/40	204,560
189,000	4.750	04/15/43	185,761
Chevron Corp.
646,000	2.566	05/16/23	627,739
30,000	2.895	03/03/24	29,371
180,000	2.954	05/16/26	172,776
Concho Resources, Inc.
30,000	4.875	10/01/47	31,125
ConocoPhillips
150,000	6.500	02/01/39	195,502
Continental Resources, Inc.
120,000	3.800	06/01/24	117,600
50,000	4.375	01/15/28	50,187
Devon Energy Corp.
78,000	3.250	05/15/22	77,442
40,000	5.600	07/15/41	44,971
130,000	4.750	05/15/42	131,675

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Energy Transfer Partners LP
$280,000	4.150%	10/01/20	$ 285,661
125,000	5.200	02/01/22	131,011
200,000	3.600	02/01/23	196,520
101,000	6.125	12/15/45	103,404
112,000	5.300	04/15/47	104,053
EQT Corp.
290,000	3.900	10/01/27	276,271
Exxon Mobil Corp.
535,000	2.222	03/01/21	527,358
150,000	3.043	03/01/26	145,686
60,000	3.567	03/06/45	56,148
370,000	4.114	03/01/46	379,449
Kinder Morgan Energy Partners LP
600,000	3.500	03/01/21	601,999
50,000	3.950	09/01/22	50,333
Kinder Morgan Energy Partners LP, MTN
140,000	6.950	01/15/38	166,937
Kinder Morgan, Inc.
460,000	5.300	12/01/34	466,940
150,000	5.550	06/01/45	156,612
Marathon Oil Corp.
250,000	2.800	11/01/22	240,865
Marathon Petroleum Corp.
225,000	5.125	03/01/21	236,881
120,000	6.500	03/01/41	145,162
MPLX LP
1,000,000	4.500	07/15/23	1,031,864
50,000	4.875	06/01/25	51,827
145,000	4.500	04/15/38	139,090
250,000	5.200	03/01/47	256,379
Noble Energy, Inc.
320,000	5.250	11/15/43	341,696
165,000	5.050	11/15/44	172,351
Occidental Petroleum Corp.
230,000	3.400	04/15/26	226,134
285,000	4.625	06/15/45	303,766
130,000	4.400	04/15/46	134,209
92,000	4.100	02/15/47	91,387
60,000	4.200	03/15/48	60,102
Phillips 66
210,000	3.900	03/15/28	209,355
140,000	4.650	11/15/34	145,517
100,000	5.875	05/01/42	118,793
110,000	4.875	11/15/44	117,336
Transcontinental Gas Pipe Line Co. LLC
40,000	7.850	02/01/26	49,157
Valero Energy Corp.
300,000	6.125	02/01/20	315,789
150,000	3.400	09/15/26	143,935
Williams Partners LP
30,000	5.250	03/15/20	31,036
350,000	3.600	03/15/22	349,280
30,000	3.750	06/15/27	28,522
200,000	4.850	03/01/48	195,381

			11,296,848

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – 1.5%
Allergan Funding SCS
$50,000	4.850%		06/15/44	$ 48,694
200,000	4.750		03/15/45	191,808
Bristol-Myers Squibb Co.
50,000	3.250		02/27/27	48,817
Eli Lilly & Co.
380,000	3.950		05/15/47	381,433
Johnson & Johnson
60,000	2.450		03/01/26	56,334
500,000	3.550		03/01/36	489,459
420,000	3.625		03/03/37	415,023
60,000	3.400		01/15/38	57,075
Merck & Co., Inc.
40,000	2.350		02/10/22	39,109
150,000	2.750		02/10/25	144,582
50,000	4.150		05/18/43	51,513
260,000	3.700		02/10/45	250,872
Mylan NV
50,000	3.950		06/15/26	47,717
130,000	5.250		06/15/46	127,389
Pfizer, Inc.
5,000	2.100		05/15/19	4,984
40,000	2.200		12/15/21	39,007
125,000	2.750		06/03/26	118,658
470,000	7.200		03/15/39	666,779
110,000	4.400		05/15/44	115,637
130,000	4.125		12/15/46	132,126
Shire Acquisitions Investments Ireland DAC
50,000	2.400		09/23/21	48,205
Zoetis, Inc.
100,000	4.700		02/01/43	103,670

				3,578,891

REITs and Real Estate – 0.4%
Boston Properties LP
370,000	3.850		02/01/23	374,434
60,000	2.750		10/01/26	54,265
Simon Property Group LP
500,000	4.375		03/01/21	515,676
150,000	3.375		10/01/24	147,205

				1,091,580

Road & Rail – 0.3%
CSX Corp.
550,000	3.250		06/01/27	523,210
30,000	3.800		03/01/28	29,676
190,000	3.800		11/01/46	171,629

				724,515

Semiconductors & Semiconductor – 1.4%
Applied Materials, Inc.
150,000	4.350		04/01/47	153,744
Intel Corp.
240,000	2.450		07/29/20	238,569
500,000	2.875		05/11/24	487,997
503,000	3.700		07/29/25	511,618
400,000	2.600		05/19/26	374,983
145,000	4.100		05/11/47	146,969
95,000	3.734	(b)	12/08/47	91,164

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors & Semiconductor – (continued)
QUALCOMM, Inc.
$200,000	1.850%	05/20/19	$ 200,196
200,000	2.250	05/20/20	197,214
250,000	3.000	05/20/22	246,252
120,000	2.600	01/30/23	115,007
60,000	2.900	05/20/24	57,089
284,000	3.450	05/20/25	276,147
130,000	4.650	05/20/35	132,714
50,000	4.800	05/20/45	51,045
130,000	4.300	05/20/47	122,543

			3,403,251

Software – 4.7%
Microsoft Corp.
140,000	1.850	02/06/20	138,497
570,000	1.850	02/12/20	563,448
60,000	2.400	02/06/22	59,022
1,000,000	2.375	02/12/22	982,422
485,000	2.650	11/03/22	478,961
280,000	2.875	02/06/24	275,555
125,000	2.700	02/12/25	120,438
60,000	2.400	08/08/26	55,726
475,000	3.500	02/12/35	463,638
380,000	3.450	08/08/36	366,861
120,000	4.100	02/06/37	126,210
195,000	5.200	06/01/39	230,084
280,000	3.500	11/15/42	263,587
140,000	3.750	02/12/45	136,690
519,000	4.450	11/03/45	567,438
500,000	3.700	08/08/46	486,062
80,000	4.000	02/12/55	79,798
50,000	4.750	11/03/55	56,471
420,000	3.950	08/08/56	414,836
150,000	4.500	02/06/57	163,031
Microsoft Corp., Series 30Y
430,000	4.250	02/06/47	459,454
Oracle Corp.
706,000	2.800	07/08/21	703,389
400,000	1.900	09/15/21	387,253
150,000	2.625	02/15/23	146,656
900,000	2.400	09/15/23	863,656
40,000	2.950	11/15/24	38,903
260,000	2.950	05/15/25	251,286
270,000	2.650	07/15/26	252,223
80,000	3.250	11/15/27	77,821
200,000	3.900	05/15/35	199,064
420,000	3.850	07/15/36	414,161
245,000	3.800	11/15/37	240,433
40,000	6.500	04/15/38	52,580
60,000	6.125	07/08/39	76,369
240,000	5.375	07/15/40	281,961
300,000	4.125	05/15/45	297,438
440,000	4.000	07/15/46	432,106
80,000	4.000	11/15/47	78,800
200,000	4.375	05/15/55	201,722
VMware, Inc.
300,000	2.950	08/21/22	288,927

			11,772,977

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Specialty Retail – 1.3%
Home Depot, Inc. (The)
$303,000	2.000%		06/15/19	$ 301,570
170,000	2.625		06/01/22	167,696
250,000	2.700		04/01/23	246,233
80,000	3.350		09/15/25	79,347
105,000	3.000		04/01/26	101,309
60,000	2.125		09/15/26	53,921
60,000	2.800		09/14/27	56,315
220,000	5.875		12/16/36	277,637
320,000	4.400		03/15/45	338,210
200,000	4.250		04/01/46	205,638
290,000	3.900		06/15/47	283,613
130,000	3.500		09/15/56	114,548
Lowe’s Cos., Inc.
310,000	2.500		04/15/26	285,866
30,000	3.100		05/03/27	28,715
100,000	3.700		04/15/46	92,460
504,000	4.050		05/03/47	489,807
TJX Cos., Inc. (The)
60,000	2.250		09/15/26	53,693

				3,176,578

Technology – 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
50,000	3.000		01/15/22	48,845
30,000	2.650		01/15/23	28,591
550,000	3.625		01/15/24	536,794
300,000	3.125		01/15/25	281,237
50,000	3.875		01/15/27	47,831
60,000	3.500		01/15/28	55,233
Dell International LLC / EMC Corp.
1,280,000	4.420	(b)	06/15/21	1,302,856
175,000	5.450	(b)	06/15/23	184,529
280,000	6.020	(b)	06/15/26	295,525
40,000	8.100	(b)	07/15/36	47,010
160,000	8.350	(b)	07/15/46	195,978
Seagate HDD Cayman
300,000	4.250		03/01/22	296,700

				3,321,129

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.
1,000,000	1.500		09/12/19	988,267
1,177,000	2.250		02/23/21	1,161,801
200,000	2.850		05/06/21	200,526
249,000	1.550		08/04/21	239,369
140,000	2.150		02/09/22	136,297
130,000	2.700		05/13/22	128,928
320,000	2.400		01/13/23	310,472
30,000	3.000		02/09/24	29,540
475,000	2.850		05/11/24	463,365
300,000	2.450		08/04/26	277,535
220,000	3.000		06/20/27	210,997
500,000	2.900		09/12/27	474,027
230,000	4.500		02/23/36	251,298
157,000	3.850		05/04/43	151,907
200,000	3.450		02/09/45	181,502
380,000	4.375		05/13/45	398,980

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Apple, Inc. – (continued)
$400,000	4.650%	02/23/46	$ 437,761
415,000	3.850	08/04/46	403,291
160,000	4.250	02/09/47	165,171
50,000	3.750	11/13/47	47,948
Hewlett Packard Enterprise Co.
50,000	4.400	10/15/22	51,646
HP, Inc.
190,000	6.000	09/15/41	195,220
Western Digital Corp.
200,000	4.750	02/15/26	197,250
Xerox Corp.
240,000	3.625	03/15/23	232,102

			7,335,200

Tobacco – 1.0%
Altria Group, Inc.
650,000	9.250	08/06/19	697,450
250,000	2.850	08/09/22	245,177
50,000	4.000	01/31/24	51,014
296,000	3.875	09/16/46	265,986
Philip Morris International, Inc.
112,000	1.875	02/25/21	108,760
50,000	3.250	11/10/24	48,924
670,000	3.375	08/11/25	654,799
20,000	2.750	02/25/26	18,698
140,000	6.375	05/16/38	173,277
100,000	4.375	11/15/41	98,347
30,000	3.875	08/21/42	27,294
205,000	4.125	03/04/43	193,889
50,000	4.250	11/10/44	48,306

			2,631,921

Transportation – 0.3%
Burlington Northern Santa Fe LLC
240,000	4.450	03/15/43	248,821
130,000	4.900	04/01/44	143,607
200,000	4.125	06/15/47	200,514

			592,942

TOTAL CORPORATE OBLIGATIONS (Cost $203,086,210)			200,215,154

Foreign Corporate Debt – 19.3%
Banks – 8.2%
Australia & New Zealand Banking Group Ltd. (Australia)
$610,000	2.550%	11/23/21	$ 602,297
Australia & New Zealand Banking Group Ltd., MTN (Australia)
250,000	2.700	11/16/20	247,765
640,000	2.300	06/01/21	620,571
Banco Santander SA (Spain)
240,000	4.250	04/11/27	229,101
200,000	3.800	02/23/28	184,198

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Bank of Nova Scotia (The) (Canada)
$650,000	1.650%	06/14/19	$ 642,954
70,000	2.350	10/21/20	68,762
1,000,000	2.700	03/07/22	981,439
Barclays Bank PLC (United Kingdom)
500,000	5.125	01/08/20	515,884
Barclays PLC (United Kingdom)
500,000	2.750	11/08/19	497,662
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, MTN (France)
50,000	3.250	03/03/23	49,504
Cooperatieve Rabobank UA (Netherlands)
500,000	3.950	11/09/22	498,227
Cooperatieve Rabobank UA, MTN (Netherlands)
500,000	2.250	01/14/20	494,515
Credit Suisse AG (Switzerland)
920,000	5.300	08/13/19	946,316
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800	09/15/22	300,839
250,000	4.875	05/15/45	250,569
Deutsche Bank AG (Germany)
320,000	2.700	07/13/20	312,253
510,000	3.300	11/16/22	485,804
130,000	3.700	05/30/24	123,102
HSBC Holdings PLC (United Kingdom)
200,000	2.950	05/25/21	197,750
700,000	2.650	01/05/22	679,924
400,000	4.250	08/18/25	394,913
200,000	4.375	11/23/26	198,012
100,000	6.500	09/15/37	120,303
110,000	6.800	06/01/38	137,102
400,000	5.250	03/14/44	416,767
ING Groep NV (Netherlands)
200,000	3.950	03/29/27	196,810
Lloyds Banking Group PLC (United Kingdom)
450,000	3.000	01/11/22	440,383
200,000	4.500	11/04/24	198,919
200,000	5.300	12/01/45	202,626
Mitsubishi UFJ Financial Group, Inc. (Japan)
320,000	2.665	07/25/22	309,682
200,000	3.850	03/01/26	198,967
330,000	3.677	02/22/27	326,338
National Australia Bank Ltd. (Australia)
550,000	2.500	07/12/26	498,266
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500	05/22/22	531,323
National Bank of Canada (Canada)
750,000	2.150	06/12/20	737,343
Royal Bank of Canada, GMTN (Canada)
450,000	2.150	03/06/20	444,625
Royal Bank of Canada, MTN (Canada)
1,100,000	2.350	10/30/20	1,082,976
Royal Bank of Scotland Group PLC (United Kingdom)
350,000	4.800	04/05/26	353,455

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Corporate Debt – (continued)
Banks – (continued)
Santander UK Group Holdings PLC (United Kingdom)
$70,000	3.125%		01/08/21	$ 69,369
445,000	2.875		08/05/21	434,098
200,000	3.571		01/10/23	195,701
Santander UK PLC (United Kingdom)
30,000	2.500		03/14/19	29,961
Sumitomo Mitsui Banking Corp. (Japan)
290,000	2.450		01/16/20	287,281
Sumitomo Mitsui Financial Group, Inc. (Japan)
460,000	2.934		03/09/21	456,169
400,000	3.784		03/09/26	397,499
50,000	2.632		07/14/26	45,799
610,000	3.010		10/19/26	573,290
Toronto-Dominion Bank (The) (Canada)
60,000	1.800		07/13/21	57,661
Toronto-Dominion Bank (The), GMTN (Canada)
295,000	2.500		12/14/20	291,142
Toronto-Dominion Bank (The), MTN (Canada)
402,000	2.125		04/07/21	391,887
Westpac Banking Corp. (Australia)
230,000	1.600		08/19/19	226,925
492,000	2.150		03/06/20	485,459
750,000	2.300		05/26/20	741,532
250,000	2.600		11/23/20	247,334
120,000	2.700		08/19/26	109,945

				20,759,298

Capital Goods – 0.1%
ABB Finance USA, Inc. (Switzerland)
80,000	2.875		05/08/22	78,937
110,000	4.375		05/08/42	113,937

				192,874

Capital Markets – 0.1%
Deutsche Bank AG, GMTN (Germany)
140,000	3.375		05/12/21	137,707

Communications – 0.0%(a)
Telefonica Europe BV (Spain)
40,000	8.250		09/15/30	53,670

Consumer Noncyclical – 0.8%
BAT Capital Corp. (United Kingdom)
500,000	2.764	(b)	08/15/22	482,746
300,000	3.222	(b)	08/15/24	286,118
400,000	4.390	(b)	08/15/37	383,500
GlaxoSmithKline Capital, Inc. (United Kingdom)
172,000	6.375		05/15/38	225,529
Novartis Capital Corp. (Switzerland)
175,000	2.400		05/17/22	170,904
120,000	4.400		05/06/44	131,224

				1,680,021

Diversified Telecommunication – 0.0%(a)
Orange SA (France)
30,000	9.000		03/01/31	42,867
50,000	5.375		01/13/42	55,239
40,000	5.500		02/06/44	45,232

				143,338

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Electric – 0.0%(a)
Emera US Finance LP (Canada)
$50,000	2.700%	06/15/21	$ 48,876
60,000	3.550	06/15/26	57,020

			105,896

Electric Utilities – 0.0%(a)
Fortis, Inc. (Canada)
60,000	3.055	10/04/26	55,460

Energy – 2.3%
BP Capital Markets PLC (United Kingdom)
200,000	2.237	05/10/19	199,395
2,240,000	3.561	11/01/21	2,274,011
20,000	2.500	11/06/22	19,388
20,000	3.535	11/04/24	20,020
50,000	3.119	05/04/26	48,078
60,000	3.017	01/16/27	57,266
200,000	3.279	09/19/27	194,077
Shell International Finance BV (Netherlands)
60,000	1.375	05/10/19	59,350
130,000	1.375	09/12/19	127,936
500,000	2.125	05/11/20	494,317
425,000	1.750	09/12/21	408,870
280,000	3.250	05/11/25	275,424
60,000	2.875	05/10/26	57,128
160,000	6.375	12/15/38	209,538
350,000	5.500	03/25/40	414,291
100,000	4.550	08/12/43	105,810
240,000	4.375	05/11/45	249,712
160,000	4.000	05/10/46	156,447
Total Capital Canada Ltd. (France)
125,000	2.750	07/15/23	121,629
Total Capital International SA (France)
250,000	3.700	01/15/24	253,703
125,000	3.750	04/10/24	127,709

			5,874,099

Financial Company – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	5.000	10/01/21	520,125
150,000	3.650	07/21/27	138,563

			658,688

Food and Beverage – 2.6%
Anheuser-Busch InBev Finance, Inc. (Belgium)
200,000	2.650	02/01/21	198,319
1,900,000	2.625	01/17/23	1,842,442
640,000	3.300	02/01/23	638,130
1,097,000	3.650	02/01/26	1,080,569
370,000	4.700	02/01/36	381,993
440,000	4.625	02/01/44	441,429
535,000	4.900	02/01/46	559,690

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
$170,000	3.500%	01/12/24	$ 169,935
150,000	4.000	04/13/28	150,146
100,000	4.375	04/15/38	99,495
210,000	8.200	01/15/39	306,241
212,000	3.750	07/15/42	189,809
250,000	4.600	04/15/48	251,485
140,000	4.439	10/06/48	136,933
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	49,444

			6,496,060

Internet Software & Services – 0.7%
Alibaba Group Holding Ltd. (China)
1,470,000	3.125	11/28/21	1,461,084
236,000	4.200	12/06/47	226,376

			1,687,460

Metals & Mining – 1.1%
Barrick North America Finance LLC (Canada)
120,000	5.700	05/30/41	135,125
120,000	5.750	05/01/43	137,611
Barrick PD Australia Finance Pty Ltd. (Canada)
280,000	5.950	10/15/39	324,332
BHP Billiton Finance USA Ltd. (Australia)
550,000	5.000	09/30/43	633,235
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	80,061
Southern Copper Corp. (Peru)
100,000	7.500	07/27/35	124,365
350,000	6.750	04/16/40	410,700
60,000	5.250	11/08/42	60,248
140,000	5.875	04/23/45	151,472
Vale Overseas Ltd. (Brazil)
16,000	4.375	01/11/22	16,120
180,000	6.250	08/10/26	195,525
80,000	8.250	01/17/34	101,300
200,000	6.875	11/21/36	224,750
Vale SA (Brazil)
180,000	5.625	09/11/42	181,800

			2,776,644

Oil & Gas – 0.1%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000	05/09/23	194,500

Oil Company-Exploration & Production – 0.1%
Nexen Energy ULC (China)
250,000	6.400	05/15/37	309,407

Oil, Gas & Consumable Fuels – 1.5%
Canadian Natural Resources Ltd. (Canada)
210,000	3.850	06/01/27	206,746
100,000	6.250	03/15/38	120,691
Canadian Natural Resources Ltd., GMTN (Canada)
150,000	4.950	06/01/47	158,618

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Oil, Gas & Consumable Fuels – (continued)
Cenovus Energy, Inc. (Canada)
$200,000	4.250%	04/15/27	$ 192,625
50,000	6.750	11/15/39	56,375
Ecopetrol SA (Colombia)
180,000	7.625	07/23/19	188,175
320,000	5.875	09/18/23	340,000
205,000	5.375	06/26/26	209,997
20,000	7.375	09/18/43	22,525
20,000	5.875	05/28/45	19,175
Enbridge, Inc. (Canada)
150,000	4.250	12/01/26	150,240
50,000	5.500	12/01/46	54,994
Equinor ASA (Norway)
430,000	3.150	01/23/22	430,245
100,000	3.950	05/15/43	97,904
160,000	4.800	11/08/43	177,927
Suncor Energy, Inc. (Canada)
215,000	3.600	12/01/24	213,490
90,000	6.500	06/15/38	114,854
TransCanada PipeLines Ltd. (Canada)
50,000	4.625	03/01/34	50,812
250,000	6.200	10/15/37	294,608
270,000	7.625	01/15/39	363,936
160,000	6.100	06/01/40	188,558

			3,652,495

Pharmaceuticals – 0.4%
AstraZeneca PLC (United Kingdom)
185,000	3.375	11/16/25	181,381
90,000	3.125	06/12/27	85,678
300,000	6.450	09/15/37	382,567
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	67,257
GlaxoSmithKline Capital, Inc. (United Kingdom)
608,000	2.800	03/18/23	596,137
Novartis Capital Corp. (Switzerland)
50,000	3.100	05/17/27	48,427

			1,361,447

Tobacco – 0.0%(a)
Reynolds American, Inc. (United Kingdom)
70,000	4.450	06/12/25	70,938

Wireless Telecommunication Services – 0.1%
America Movil SAB de CV (Mexico)
200,000	3.125	07/16/22	197,236
150,000	6.125	03/30/40	178,745
Rogers Communications, Inc. (Canada)
50,000	5.000	03/15/44	52,846
Vodafone Group PLC (United Kingdom)
50,000	2.950	02/19/23	48,502
60,000	4.375	02/19/43	54,846

			532,175

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Corporate Debt – (continued)
Wirelines – 0.9%
British Telecommunications PLC (United Kingdom)
$310,000	9.125%	12/15/30	$ 446,137
Deutsche Telekom International Finance BV (Germany)
318,000	8.750	06/15/30	440,700
Telefonica Emisiones SAU (Spain)
814,000	5.134	04/27/20	844,461
205,000	7.045	06/20/36	254,502
230,000	5.213	03/08/47	229,757

			2,215,557

TOTAL FOREIGN CORPORATE DEBT (Cost $49,685,986)			48,957,734

Principal Amount	Interest Rate		Value
Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$2,019,056	1.674%		$ 2,019,056
(Cost $2,019,056)

TOTAL INVESTMENTS – 99.0%
(Cost $254,791,252)			$251,191,944

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,664,273

NET ASSETS – 100.0%			$253,856,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Less than 0.05%

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,976,576, which represents approximately 2.4% of the Fund’s net assets as of May 31, 2018.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2018 is as follows:

	Beginning value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2018	Shares as of May 31, 2018	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$183,870	$12,208,293	$(10,373,107)	$2,019,056	2,019,056	$5,006

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2018:

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$200,215,154	$—
Foreign Corporate Debt	—	48,957,734	—
Investment Company	2,019,056	—	—
Total	$2,019,056	$249,172,888	$—

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an underlying ETF’s accounting policies and investment holdings, please see the underlying ETF’s shareholder report.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At May 31, 2018 Level 3 securities, if any are disclosed at the end of the respective Schedule of Investment.

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF, the ActiveBeta® U.S. Large Cap Equity ETF and the ActiveBeta® U.S. Small Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2018.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 24, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 24, 2018

*	Print the name and title of each signing officer under his or her signature.